As filed with the Securities and Exchange Commission on April 25, 2019
Registration Nos. 333-147743; 811-08183
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 16     (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 63 (X)
VARIABLE ANNUITY-1 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
489 Fifth Ave., 28th Floor
New York, New York 10017
(Address of Depositor’s Principal Executive Offices)
(800) 537-2033
(Depositor’s Telephone Number)
Andra S. Bolotin
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company of New York
489 Fifth Ave., 28th Floor
New York, New York 10017
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2019, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

SCHWAB ONESOURCE ANNUITY®
A flexible premium deferred variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York
Internet Availability of Portfolio Reports: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Retirement Resource Operations Center at (800) 838-0650.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Retirement Resource Operations Center at the toll-free number referenced immediately above. Your election to receive reports in paper will apply to all Portfolios available under your Contract.
Overview
This Prospectus describes the Schwab OneSource Annuity (the “Contract”), a flexible premium deferred variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Effective September 30, 2014, this Contract is no longer issued to new purchasers. Even though the Contract is no longer offered for sale, you may make additional Contributions as permitted under your Contract. Prior to September 30, 2014, Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issued the Contract as individual contracts.
This Prospectus presents important information you should review before purchasing the Schwab OneSource Annuity, including a description of the material rights and obligations under the Contract. Your Contract and any endorsements are the formal contractual agreement between you and us. It is important that you read the Contract and endorsements, which reflect other variations. Please read this Prospectus carefully and keep it on file for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information (“SAI”) dated May 1, 2019 (as may be amended from time to time), and filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. The SAI’s table of contents may be found on the last page of this Prospectus. You may obtain a copy without charge by contacting the Annuity Service Center at the address listed in this Prospectus or by phone at (800) 838-0650. Or, you can obtain it by visiting the SEC’s website at www.sec.gov. This website also contains other information about us that has been filed electronically .
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $5,000. Additional Contributions can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is:
•	$500 per Contribution; or
•	$100 per Contribution if made via Automatic Bank Draft Plan.
The date of this Prospectus is May 1, 2019.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Allocating Your Money
When you contribute money to the Schwab OneSource Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account which invest in the following Portfolios:
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AB VPS Growth and Income Portfolio (Class A Shares)
AB VPS International Growth Portfolio (Class A Shares)*
AB VPS International Value Portfolio (Class A Shares)*
AB VPS Large Cap Growth Portfolio (Class A Shares)
AB VPS Small/Mid Cap Value Portfolio (Class A Shares)
Alger Large Cap Growth Portfolio (Class I-2 Shares)
Alger Mid Cap Growth Portfolio (Class I-2 Shares)*
American Century Investments® VP Balanced Fund (Class I Shares)
American Century Investments® VP Income & Growth Fund (Class I Shares)
American Century Investments® VP International Fund (Class I Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class I Shares)
BlackRock Global Allocation V.I. Fund (Class I Shares)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares)
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares)
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Standard Class Shares)
Delaware VIP® Small Cap Value Series (Standard Class Shares)
Delaware VIP® Smid Cap Core Series (Standard Class Shares)
Dreyfus Investment Portfolios MidCap Stock Portfolio (Initial Shares) (effective on or about June 3, 2019, this Portfolio will be renamed the BNY Mellon Investment Portfolios MidCap Stock Portfolio)
Dreyfus Variable Investment Fund Appreciation Portfolio (Initial Shares) (effective on or about June 3, 2019, this Portfolio will be renamed the BNY Mellon Variable Investment Fund Appreciation Portfolio)
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP) (Class A Shares)
DWS Core Equity VIP (formerly Deutsche Core Equity VIP) (Class A Shares)
DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP) (Class A Shares)
DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP) (Class A Shares)
DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP) (Class A Shares)
DWS Small Mid Cap Growth VIP (formerly Deutsche Small Mid Cap Growth VIP) (Class A Shares)
DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP) (Class A Shares)
Federated Fund for U.S. Government Securities II
Franklin Small Cap Value VIP Fund (Class 2 Shares)
Invesco V.I. Comstock Fund (Series I Shares)
Invesco V.I. Growth and Income Fund (Series I Shares)
Invesco V.I. High Yield Fund (Series I Shares)
Invesco V.I. International Growth Fund (Series I Shares)
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)*
Invesco V.I. Small Cap Equity Fund (Series I Shares)
Invesco V.I. Technology Fund (Series I Shares)
Janus Henderson Balanced Portfolio (Service Shares)
Janus Henderson Flexible Bond Portfolio (Service Shares)
Janus Henderson Global Research Portfolio (Institutional Shares)
Janus Henderson Global Technology Portfolio (Service Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares)
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares)
LVIP Baron Growth Opportunities Fund (Service Class Shares)
MFS® VIT Utilities Series (Service Class Shares)
MFS® VIT II International Value Portfolio (effective on or about June 1, 2019, this Portfolio will be renamed the MFS® VIT II International Intrinsic Value Portfolio) (Service Class Shares)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares)
NVIT Mid Cap Index Fund (Class II Shares)

Oppenheimer Global Fund/VA (Non-Service Shares)
Oppenheimer International Growth Fund/VA (Non-Service Shares)
Oppenheimer Main Street Small Cap Fund/VA® (Non-Service Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares)
PIMCO VIT High Yield Portfolio (Administrative Class Shares)
PIMCO VIT Low Duration Portfolio (Administrative Class Shares)
PIMCO VIT Total Return Portfolio (Administrative Class Shares)
Pioneer Fund VCT Portfolio (Class I Shares)
Pioneer Mid Cap Value VCT Portfolio (Class II Shares)
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares)
Prudential Series Fund Equity Portfolio (Class II Shares)*
Prudential Series Fund Natural Resources Portfolio (Class II Shares)*
Putnam VT Equity Income Fund (Class IB Shares)
Putnam VT Global Health Care Fund (Class IB Shares)*
Putnam VT Mortgage Securities Fund (Class IB Shares)
Putnam VT Multi-Cap Core Fund (formerly Putnam VT Investors Fund) (Class IA Shares)
Royce Small-Cap Portfolio (Service Class Shares)*
Schwab Government Money Market PortfolioTM
Schwab® S&P 500 Index Portfolio
Templeton Foreign VIP Fund (Class 2 Shares)
Templeton Global Bond VIP Fund (Class 2 Shares)
Third Avenue Value Portfolio*
Touchstone Bond Fund
Touchstone Common Stock Fund
Touchstone Focused Fund (effective on or about July 12, 2019, this Fund will merge into the Touchstone Common Stock Fund)
Touchstone Small Company Fund
VanEck VIP Global Hard Assets Fund (S Class Shares)
VanEck VIP Unconstrained Emerging Markets Bond Fund (Initial Class Shares)
Wells Fargo VT Discovery Fund (Class 2 Shares)
Wells Fargo VT Omega Growth Fund (Class 2 Shares)
Wells Fargo VT Opportunity Fund (Class 2 Shares)
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Sales and Surrender Charges
There are no sales, redemption, surrender, or withdrawal charges under the Schwab OneSource Annuity.
Right of Cancellation Period
After you receive your Contract, you can look it over for at least 10 days and up to 60 days for replacement annuity contracts, during which time you may cancel your Contract as described in more detail in this Prospectus.
Payout Options
The Schwab OneSource Annuity offers three payout options - through periodic withdrawals, variable annuity payouts or a single, lump-sum payment. The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal.

For account information, please contact:
Annuity Service Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
AnnuityOperations@greatwest.com
Via Internet:
schwab.retirementpartner.com
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
This Contract is not available in all states.

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Definitions
1035 Exchange – A provision of the Internal Revenue Code of 1986, as amended (the “Code”), that allows for the tax-free exchange of certain types of insurance contracts.
Accumulation Period – The time period between the Effective Date and the Annuity Commencement Date. During this period, you are contributing to the annuity.
Annuitant – The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the “Primary Annuitant.”
Annuity Account – An account established by us in your name that reflects the Owner’s interest in the Sub-Accounts.
Annuity Account Value – The sum of the value of each Sub-Account you have selected.
Annuity Commencement Date – The date annuity payouts begin.
Annuity Payout Period – The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Service Center – P.O. Box 173920, Denver, CO, 80217-3920. The toll-free telephone number is (800) 838-0650.
Annuity Unit – An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan – A feature that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary – The person(s) designated to receive any Death Benefit under the terms of the Contract.
Contingent Annuitant – The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.
Contingent Beneficiary – The person designated to become the Beneficiary when the primary Beneficiary dies.
Contributions – The amount of money you invest or deposit into your annuity prior to any Premium Tax or other deductions.
Death Benefit – The amount payable to the Beneficiary when the Owner or the Annuitant dies.
Distribution Period – The period starting with your Payout Commencement Date.
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Schwab OneSource Annuity Structure
Effective Date – The date on which the first Contribution is credited to your Annuity Account.
Owner (Joint Owner) or You – The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be one another's Spouse as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application.
Payout Commencement Date – The date on which annuity payouts or periodic withdrawals begin under a payout option. If you do not indicate a Payout Commencement Date on your application or at any time thereafter, annuity payouts will begin on the Annuitant's 99th birthday.
Portfolio – A registered management investment company, or portfolio thereof, in which the assets of the Series Account may be invested.
Premium Tax – A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be deducted with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date, or the Annuity Account Value when incurred by Great-West or at another time of Great-West’s choosing. Currently, the Premium Tax rate in New York for annuities is 0% given the total mix of Great-West’s business in New York.
Proportional Withdrawals – A partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit under Option 2 . See “Death Benefit” below.
Request – Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West and Schwab received at the Annuity Service Center (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it was processed.
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Series Account – Variable Annuity-1 Series Account, the segregated asset account established by Great-West under New York law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse – A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state's law.
Sub-Account – A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio. A Sub-Account may be also referred to as an “investment division” in the Prospectus, SAI, or Series Account financial statements, or “subaccount” in marketing materials.
Surrender Value – Your Annuity Account Value on the Transaction Date of the surrender, less Premium Tax, if any.
Transaction Date – The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next business day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer – Moving money from and among the Sub-Account(s).
Fee Table
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments):	None
Maximum Surrender Charge (as a percentage of amount surrendered):	None
Maximum Transfer Charge:	$25*
*	Currently, there is no charge for Transfers. We reserve the right, however, to impose a transfer fee after we notify you. See “Transfers” below.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Maintenance Charge	None
Series Account Annual Expenses (as a percentage of average Annuity Account Value)
Maximum Mortality and Expense Risk Charge:	0.85%*
Distribution Charge:	None
Total Series Account Annual Expenses:	0.85%*
*	If you select Death Benefit Option 1, your Mortality and Expense Risk Charge and Total Series Account Annual Expenses will be 0.65%. If you select Death Benefit Option 2, this charge will be 0.85%.
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The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses[1]	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution [and/or service] (12b-1) fees, and other expenses)	0.03%	2.21%
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION FOR THE PORTFOLIOS THAT ARE UNAFFILIATED WITH US.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this Example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolio.
Although your actual costs may be higher or lower, based on these assumptions, if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, your costs would be:
1 year	3 years	5 years	10 years
$306.00	$983.00	$1,754.00	$4,171.00
This Example does not show the effect of Premium Taxes. Premium Taxes, if any, are deducted from Contract Value upon full surrender, death, or annuitization. See “Charges and Deductions – Premium Tax” below. This Example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.
The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See “Charges and Deductions” below. Owners who purchase the Contract may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the Contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the only charge we impose under the Contract, the Mortality and Expense Risk Charge. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.

[1]	The expenses shown are based, in part, on estimated amounts for the current fiscal year, and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is not reflected above, but is described in the relevant Portfolios' prospectus.
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Summary
The Schwab OneSource Annuity® allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
You may purchase the Schwab OneSource Annuity® through a 1035 Exchange from another insurance contract. However, in no event may you purchase the Contract as a part of a tax-qualified plan or a rollover of amounts from such a plan, including an IRA.
How to Contact the Annuity Service Center:
Annuity Service Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
Your initial Contribution must be at least $5,000. Subsequent Contributions must be either $500, or $100 if made through an Automatic Bank Draft Plan.
The money you contribute to the Contract will be invested at your direction. The duration of your Right of Cancellation period under New York state law is 10 days after you receive your Contract. Allocations during the Right of Cancellation period are described in more detail in this Prospectus.
Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
When you’re ready to start taking money out of your Contract, you can select from a variety of payout options, including a lump sum payment or variable annuity payouts as well as periodic payouts.
If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the “Death Benefit” section below.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. For Option 2, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus any Proportional Withdrawals you have made and minus any Premium Tax. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 0.65%. If you choose Death Benefit Option 2, this charge will be 0.85%. In addition, each Portfolio assesses a charge for management fees and other expenses.
You may cancel your Contract during the Right of Cancellation period by sending it to the Annuity Service Center or to the representative from whom you purchased it. If you are replacing an existing insurance contract with the Contract, the Right of Cancellation period may be extended based on your state of residence. The Right of Cancellation period is described in more detail in this Prospectus.
This summary highlights some of the more significant aspects of the Schwab OneSource Annuity®. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company of New York
Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and before that as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. Great-West operates in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and
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(2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York. Great-West's Home Office is located at 489 Fifth Ave., 28th Floor, New York, New York 10017.
Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation.
Effective December 31, 2005, First Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed to First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West Life & Annuity Insurance Company, including the Series Account, and it became directly liable for First Great-West Life & Annuity Insurance Company's liabilities and obligations, including those with respect to the Contract supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company changed its name to Great-West Life & Annuity Insurance Company of New York.
On January 24, 2019, GWL&A announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by GWL&A or its affiliates for a transitional period following the closing, Protective will agree to provide administration for the Contract in accordance with their terms and conditions. The transaction is expected to close in the first half of 2019, subject to regulatory approvals and customary closing conditions.
The Series Account
The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account. The Series Account was established in accordance with New York laws on January 15, 1997.
The Contract may refer to the Series Account as the “Separate Account.”
We own the assets of the Series Account. The income, gains, or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains, or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under the Contracts are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to, or charged against, that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
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We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the “Portfolio Prospectuses”). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of the Portfolio Prospectus.
Each Portfolio:
•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.
The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the Portfolios have been established by investment advisers, which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:
AB Variable Products Series Fund, Inc. – advised by AllianceBernstein, L.P.
AB VPS Growth and Income Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS International Growth Portfolio (Class A Shares)* - seeks long-term growth of capital.
AB VPS International Value Portfolio (Class A Shares)* - seeks long-term growth of capital.
AB VPS Large Cap Growth Portfolio (Class A Shares) - seeks long-term growth of capital.
AB VPS Small/Mid Cap Value Portfolio (Class A Shares) - seeks long-term growth of capital.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco V.I. Comstock Fund (Series I Shares) - seeks capital growth and income.
Invesco V.I. Growth and Income Fund (Series I Shares) - seeks long-term growth of capital and income.
Invesco V.I. High Yield Fund (Series I Shares) - seeks total return, comprised of current income and capital appreciation.
Invesco V.I. International Growth Fund (Series I Shares) - seeks long-term growth of capital.
Invesco V.I. Mid Cap Core Equity Fund (Series I Shares)* - seeks long-term growth of capital.
Invesco V.I. Small Cap Equity Fund (Series I Shares) - seeks long-term growth of capital.
Invesco V.I. Technology Fund (Series I Shares) - seeks long-term growth of capital.
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Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Large Cap Growth Portfolio (Class I-2 Shares) - seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio (Class I-2 Shares)* - seeks long-term capital appreciation.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Balanced Fund (Class I Shares) - seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Investments® VP Income & Growth Fund (Class I Shares) - seeks capital growth; income is a secondary objective.
American Century Investments® VP International Fund (Class I Shares) - seeks capital growth.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Investments® VP Value Fund (Class I Shares) - seeks long-term capital growth; income is a secondary consideration.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund (Class I Shares) - seeks high total investment return.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Small Cap Value (Class 2 Shares) - seeks long-term capital appreciation.
Columbia Funds Variable Series Trust II - advised by Columbia Management Investment Advisors, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2 Shares) - seeks to provide shareholders with long-term capital growth.
Columbia Variable Portfolio - Seligman Global Technology Fund (Class 2 Shares) - seeks long-term capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Standard Class Shares) - seeks long-term capital appreciation.
Delaware VIP® Small Cap Value Series (Standard Class Shares) - seeks capital appreciation.
Delaware VIP® Smid Cap Core Series (Standard Class Shares) - seeks long-term capital appreciation.
Deutsche DWS Investments VIT Funds – advised by DWS Investment Management Americas, Inc.
DWS Small Cap Index VIP (formerly Deutsche Small Cap Index VIP) (Class A Shares) - seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
Deutsche DWS Variable Series I – advised by DWS Investment Management Americas, Inc.
DWS Capital Growth VIP (formerly Deutsche Capital Growth VIP) (Class A Shares) - seeks to provide long-term growth of capital.
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DWS Core Equity VIP (formerly Deutsche Core Equity VIP) (Class A Shares) - seeks long-term growth of capital, current income and growth of income.
DWS Global Small Cap VIP (formerly Deutsche Global Small Cap VIP) (Class A Shares) - seeks above-average capital appreciation over the long term.
Deutsche DWS Variable Series II – advised by DWS Investment Management Americas, Inc.
DWS CROCI® U.S. VIP (formerly Deutsche CROCI® U.S. VIP) (Class A Shares) - seeks a high rate of total return.
DWS Small Mid Cap Growth VIP (formerly Deutsche Small Mid Cap Growth VIP) (Class A Shares) - seeks long-term capital appreciation.
DWS Small Mid Cap Value VIP (formerly Deutsche Small Mid Cap Value VIP) (Class A Shares) - seeks long-term capital appreciation.
Dreyfus Investment Portfolios – advised by The Dreyfus Corporation (effective on or about June 3, 2019, the Fund will be renamed the BNY Mellon Investment Portfolios and the Adviser will be renamed BNY Mellon Investment Adviser, Inc.)
Dreyfus Investment Portfolios MidCap Stock Portfolio (Initial Shares) (effective on or about June 3, 2019, this Portfolio will be renamed the BNY Mellon Investment Portfolios MidCap Stock Portfolio) - seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Dreyfus Variable Investment Fund – advised by The Dreyfus Corporation (effective on or about June 3, 2019, the Fund will be renamed the BNY Mellon Variable Investment Fund and the Adviser will be renamed BNY Mellon Investment Adviser, Inc.)
Dreyfus Variable Investment Fund Appreciation Portfolio (Initial Shares) (effective on or about June 3, 2019, this Portfolio will be renamed the BNY Mellon Variable Investment Fund Appreciation Portfolio) - seeks long-term capital growth consistent with the preservation of capital; its secondary goal is current income.
Federated Insurance Series – advised by Federated Investment Management Company
Federated Fund for U.S. Government Securities II - seeks to provide current income.
Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value VIP Fund (Class 2 Shares) - seeks long-term total return.
Templeton Foreign VIP Fund (Class 2 Shares) - seeks long-term capital growth.
Templeton Global Bond VIP Fund (Class 2 Shares) - seeks high current income consistent with preservation of capital; capital appreciation is a secondary objective.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Balanced Portfolio (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Flexible Bond Portfolio (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.
Janus Henderson Global Research Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Henderson Global Technology Portfolio (Service Shares) - seeks long-term growth of capital.
JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
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JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1 Shares) - seeks capital growth over the long term.
Lazard Retirement Series, Inc. – advised by Lazard Asset Management, LLC
Lazard Retirement Emerging Markets Equity Portfolio (Service Shares) - seeks long-term capital appreciation.
Lincoln Variable Insurance Products Trust – advised by Lincoln Investment Advisors Corporation
LVIP Baron Growth Opportunities Fund (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust – advised by Massachusetts Financial Services Company
MFS® VIT Utilities Series (Service Class Shares) - seeks total return.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II International Value Portfolio (effective on or about June 1, 2019, this Portfolio will be renamed the MFS® VIT II International Intrinsic Value Portfolio) (Service Class Shares) - seeks capital appreciation.
Nationwide Variable Insurance Trust – advised by Nationwide Fund Advisors
NVIT Mid Cap Index Fund (Class II Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio (Class S Shares) - seeks growth of capital.
Oppenheimer Variable Account Funds – advised by OFI Global Asset Management, Inc.
Oppenheimer Global Fund/VA (Non-Service Shares) - seeks capital appreciation.
Oppenheimer International Growth Fund/VA (Non-Service Shares) - seeks capital appreciation.
Oppenheimer Main Street Small Cap Fund/VA® (Non-Service Shares) - seeks capital appreciation.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Administrative Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT High Yield Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Total Return Portfolio (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Fund VCT Portfolio (Class I Shares) - seeks reasonable income and capital growth.
Pioneer Mid Cap Value VCT Portfolio (Class II Shares) - seeks capital appreciation.
Pioneer Select Mid Cap Growth VCT Portfolio (Class I Shares) - seeks long-term capital growth.
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Prudential Series Fund – advised by PGIM Investments LLC
Prudential Series Fund Equity Portfolio (Class II Shares)* - seeks long-term growth of capital.
Prudential Series Fund Natural Resources Portfolio (Class II Shares)* - seeks long-term growth of capital.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Equity Income Fund (Class IB Shares) - seeks capital growth and current income.
Putnam VT Global Health Care Fund (Class IB Shares)* - seeks capital appreciation.
Putnam VT Mortgage Securities Fund (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Putnam VT Multi-Cap Core Fund (formerly Putnam VT Investors Fund) (Class IA Shares) - seeks capital appreciation.
Royce Capital Fund – advised by Royce & Associates, LP
Royce Small-Cap Portfolio (Service Class Shares)* - seeks long-term growth of capital.
Schwab Annuity Portfolios – advised by Charles Schwab Investment Management, Inc.
Schwab Government Money Market PortfolioTM - seeks the highest current income consistent with stability of capital and liquidity. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
Schwab® S&P 500 Index Portfolio - seeks to track the total return of the S&P 500® Index.
Third Avenue Variable Series Trust – advised by Third Avenue Management LLC
Third Avenue Value Portfolio* - seeks long-term capital appreciation.
Touchstone Variable Series Trust – advised by Touchstone Advisors, Inc.
Touchstone Bond Fund - seeks to provide as high a level of current income as is consistent with the preservation of capital; capital appreciation is a secondary goal.
Touchstone Common Stock Fund - seeks to provide investors with capital appreciation.
Touchstone Focused Fund (effective on or about July 12, 2019, this Fund will merge into the Touchstone Common Stock Fund) - seeks to provide investors with capital appreciation.
Touchstone Small Company Fund - seeks growth of capital.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Global Hard Assets Fund (S Class Shares) - seeks long-term capital appreciation by investing primarily in hard asset securities; income is a secondary consideration.
VanEck VIP Unconstrained Emerging Markets Bond Fund (Initial Class Shares) - seeks high total return-income plus capital appreciation-by investing globally, primarily in a variety of debt securities.
Wells Fargo Variable Trust – advised by Wells Fargo Funds Management, LLC
Wells Fargo VT Discovery Fund (Class 2 Shares) - seeks long-term capital appreciation.
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Wells Fargo VT Omega Growth Fund (Class 2 Shares) - seeks long-term capital appreciation.
Wells Fargo VT Opportunity Fund (Class 2 Shares) - seeks long-term capital appreciation.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.
Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained from the Annuity Service Center. You may also visit www.schwab.retirementpartner.com.
You should read the Portfolios’ prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Distribution of the Contracts,” below. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own.
Great-West does not control the Portfolios that are not affiliated with us and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts. Currently, Schwab must approve certain changes.
Great-West and Schwab periodically review each Portfolio and reserve the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares; provided however, any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, we will provide notice prior to the Portfolio’s elimination.
Application and Initial Contributions
The first step to purchasing the Schwab OneSource Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000. Initial Contributions can be made by check (payable to Great-West Life & Annuity Insurance Company of New York) or transferred from a Schwab brokerage account. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Schwab OneSource Annuity has a cash value of at least $5,000.
The Contract application and any initial Contributions made by check should be sent to Schwab Insurance Services, P.O. Box 7666, San Francisco, CA 94120-7666.
If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
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If your application is incomplete, it will be completed from information Schwab has on file or you will be contacted by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five business days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Right of Cancellation Period
During the Right of Cancellation period (ten-days required by New York state law and 60 days if the contract is a replacement), you may cancel your Contract. During the Right of Cancellation period, all Contributions will first be allocated to the Schwab Government Money Market Sub-Account and will remain there until the next Transaction Date following the end of the Right of Cancellation period plus five calendar days. If you exercise your Right of Cancellation, you must return the Contract to Great-West or to the representative from whom you purchased it.
Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective after the Right of Cancellation Period. During the Right of Cancellation period, you may change your Sub-Account allocations as well as your allocation percentages. Any changes made during the Right of Cancellation period will take effect after the Right of Cancellation period has expired.
Contracts returned during the Right of Cancellation period will be void from the date we issued the Contract. In New York, we will refund the greater of (i) Contributions (less any withdrawals and distributions taken during the Right of Cancellation period), or (ii) the Annuity Account Value.
Amounts contributed from a 1035 Exchange of the Schwab Select Annuity Contract will be immediately allocated to the Sub-Accounts you have selected. If the Contract is returned, it will be void from the start. In many states, we will refund the Annuity Account Value (less any surrenders, withdrawals, and distributions already received) effective as of the Transaction Date the Contract is returned and received by us. This amount may be an amount that is higher or lower than your Contribution from the Schwab Select Annuity Contract, which means that you bear the investment risk during the Right of Cancellation period. New York state requires that we return the greater of: (a) Contributions received (less any surrenders, withdrawals, and distributions taken during the Right of Cancellation period), or (b) the Annuity Account Value effective as of the Transaction Date the Contract is returned and received by us.
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500; or $100 if made via an Automatic Bank Draft Plan. Total Contributions may exceed $1,000,000 only with our prior approval.
Subsequent Contributions can be made by check or via an Automatic Bank Draft Plan directly from your bank or savings account. You can designate the date you would wish your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to Great-West.
We will allocate the subsequent Contributions to the Sub-Accounts selected by you and in the proportion Requested by you. If there are no accompanying instructions, Sub-Account allocations will be made in accordance with standing instructions. Allocations will be effective on the Transaction Date.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Annuity Service Center at Great-West if they are received on a day the New York Stock Exchange is open and received prior to 4 p.m. ET. Subsequent Contributions received on days the New York Stock Exchange is closed or received after 4 p.m. ET on a day the New York Stock Exchange is open, will be credited the next business day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the cancelled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until we are notified by your bank that your check has cleared.
Great-West reserves the right to modify the limitations set forth in this section.
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Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all accumulation units credited to you for each Sub-Account. Initially, the value of each accumulation unit was set at $10.00.
Each Sub-Account's value prior to the Payout Commencement Date is equal to:
•	net Contributions allocated to the corresponding Sub-Account,
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
•	minus the daily mortality and expense risk charge, and
•	minus any withdrawals or Transfers from the Sub-Account.
The value of a Sub-Account's assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.
Upon allocating Contributions to a Sub-Account you will be credited with variable accumulation units in that Sub-Account. The number of accumulation units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an accumulation unit. The value of the accumulation unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s accumulation unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.
Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation (“SIPC”).
Transfers
At any time while your Contract is in force, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Annuity Service Center, or through the Internet at www.schwab.retirementpartner.com where you may make the Transfer. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:
•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.
Any limitation on Transfers among Sub-Accounts that you can make during any Contract year is set forth on your Contract Data Page. Currently, we impose no charge for Transfers you make in excess of this amount. However, we reserve the right to impose such a charge in the future. If we choose to exercise this right we will notify you by sending you a supplement to this Prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Service Center if received before 4:00 p.m. ET. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following business day we and the New York Stock Exchange are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of accumulation units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
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We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner's trading activity if prohibited trading is suspected. If an Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless or until a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the
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Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted.) These systematic Transfers may be used to Transfer values from the Schwab Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of the selected Sub-Account is $100.
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The accumulation unit values will be determined on the Transfer date.
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How dollar cost averaging works:
Month	Contribution	Units Purchased	Price per unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation plan percentages. Rebalancer allows you to automatically reallocate your Annuity Account Value to maintain your desired Sub-Account allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as in this pie chart:
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Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in Sub-Accounts that invest in stocks; 30% in Sub-Accounts that invest in bonds; 10% in Sub-Accounts that invest in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•	Your entire Annuity Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).
•	You must specify the percentage of your Annuity Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.
Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Annuity Service Center. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any applicable Premium Tax. No withdrawals may be made after the Annuity Commencement Date.
If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn and your Death Benefit, if you chose Option 2, will be reduced as a sum of all Proportional Withdrawals from each Sub-Account from which partial withdrawals were made by you.
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•	Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date.
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to commence, Great-West may delay the Annuity Commencement Date by 30 days.
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After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.
Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value.
Great-West generally will pay the Surrender Value in a single sum within 7 days after receipt of the Request. Great-West may delay payment for: (a) any period (i) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (ii) during which trading on the New York Stock Exchange is restricted; (b) any period during which an emergency exists as a result of which (i) disposal of the Series Account owned by it is not reasonably practicable; or (ii) it is not reasonably practicable for the Series Account to determine the value of its net assets; or (c) any other period as the SEC may by order permit for the protection of security holders.
Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively “Consultant”). A withdrawal Request for this purpose must meet the $100 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account to pay Consultant fees.
Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable—including payments made by us directly to your Consultant.
In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see “Federal Tax Matters” below.
Telephone, Fax and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET on days the New York Stock Exchange is open for business will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next business day we and the New York Stock Exchange are open for business, at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and/or
•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Neither partial withdrawals nor surrenders are permitted by telephone. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer. For Option 1, the Owner, Annuitant, and Contingent Annuitant each must be age 85 or younger at the time the Contract is issued. For Option 2, the Owner,
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Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. For a full description of the circumstances under which we pay the Death Benefit, please see “Distribution of Death Benefit” below.
If you have selected Death Benefit Option 1, the amount of the Death Benefit will be the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
If you have selected Death Benefit Option 2, the amount of the Death Benefit will be the greater of:
•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of all Contributions, minus any Proportional Withdrawals and minus any Premium Tax.
For example, in a rising market, where an Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.
Separately, if the Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.
If the Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 25%, or $75,000, and then reduced by 33%, or $24,750, to equal $50,250). Here, the Death Benefit is $100,000.
In a declining market, where an Owner contributed $100,000 which declined in value due to market losses to $50,000, and the Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here the death benefit is $20,000.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different Mortality and Expense Risk Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you had selected Death Benefit Option 2 in this example, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus any Proportional Withdrawals). If you had selected Death Benefit Option 1 in this example, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
If you choose Death Benefit Option 1, your Mortality and Expense Risk Charge is 0.65% of the average daily value of the Sub-Accounts to which you have allocated Contributions. If you choose Death Benefit Option 2 (under which we incur greater mortality risks), your Mortality and Expense Risk Charge will be 0.85%.
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.
The amount of the Death Benefit will be determined as of the date payments commence.
However, on the date a payout Request is processed, the Annuity Account Value will be transferred to the Schwab Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
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•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant's death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the Request is processed, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after, the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.
If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary and
•	such distributions begin not later than one year after the Owner's date of death.
If an election is not received by Great-West from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.
Distribution of Death Benefit
Death of Annuitant Who is Not the Owner
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.
If a Contingent Annuitant was named by the Owner prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.
If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.
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If a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the “Death of Owner” provisions described below.
Contingent Annuitant
While the Annuitant is living, and at least 30 days prior to the Annuity Commencement Date, you may, by written Request designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless a certain date is specified by the Owner(s). Please note you are not required to designate a Contingent Annuitant.
Death of Owner Who Is Not the Annuitant
If the Owner dies before annuity payouts commence and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
If the Owner dies after annuity payouts commence and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's Spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force. If the Beneficiary is a partnership, any benefits will be paid to the partnership as it existed at the time of the Owner’s or the Annuitant’s death.
Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving Spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's Spouse on the date of the Owner's death) and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
The Owner may change the ownership while the Annuitant and Owner are living. Any change will take effect as of the date the signed written Request is received by us at the Annuity Service Center, unless a different date is specified by the Owner. If the Owner wishes to specify a specific date, that date must be within 60 days of the Owner’s signature. The change will not take affect if any other action was taken by the Owner or payout was made by Great-West before the requested change was processed.
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•	Premium Tax, if applicable; and/or
•	Charges against your Annuity Account Value for our assumption of mortality and expense risks.
The Contract may be available for use with investment accounts at Schwab that charge an annual fee in lieu of sales charges or an investment advisory fee. Fees for these accounts would be specified in the respective account agreements. Any fees and expenses associated with these accounts will be separate from and in addition to the fees and expenses associated with the Contract. You should consult with your Financial Advisor for more details.
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Mortality and Expense Risk Charge
We deduct a Mortality and Expense Risk Charge from your Annuity Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. If you select Death Benefit Option 1, this is a daily charge equal to an effective annual rate of 0.65%. We guarantee that this charge will never increase beyond 0.65%. If you select Death Benefit Option 2, the Mortality and Expense Risk Charge is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.
The Mortality and Expense Risk Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.
The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
The Mortality and Expense Risk Charge is higher for Owners who have selected Death Benefit Option 2 because we bear substantial risk in connection with that option. Specifically, we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, which include profits from this charge.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus. You bear these costs indirectly when you allocate to a Sub-Account.
Payments we Receive
Some of the Portfolios’ investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Contracts and may also receive Rule 12b-1 fees (ranging up to 0.25% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of the assets invested in the relevant Sub-Accounts.
Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes, ranging from 0% to 3.5%, in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
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Payout Options
During the Distribution Period, you can choose to receive payouts in three ways—through periodic withdrawals, variable annuity payouts or a single, lump-sum payment.
You may change the Payout Commencement Date within 30 days prior to commencement of payouts. The Annuity Commencement Date may not be earlier than 13 months after the Effective Date of the Contract.
Periodic Withdrawals
You may Request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Annuity Account Value, less Premium Tax, if any.
In Requesting periodic withdrawals, you must elect:
•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will be made; and
•	One of the periodic withdrawal payout options discussed below— you may change the withdrawal option and/or the frequency once each calendar year.
Your withdrawals may be prorated across the Sub-Accounts in proportion to their assets. Or, they can be made from specific Sub-Account(s) until they are depleted. After that, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
While periodic withdrawals are being received:
•	You may continue to exercise all contractual rights, except that no Contributions may be made.
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
•	Charges and fees under the Contract continue to apply.
Periodic withdrawals will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero.
•	The Annuity Account Value is zero.
•	You Request that withdrawals stop.
•	You purchase an annuity payout option.
•	The Owner or the Annuitant dies.
If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
In accordance with the provisions outlined in this section, you may Request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see “Cash Withdrawals” above.
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Annuity Payouts
You can choose the date that you wish annuity payouts to start either when you purchase the Contract or at a later date. If you do not select a Payout Commencement Date, payouts will begin on the Annuitant's 99th birthday. You can change your selection at any time up to 30 days before the annuity date that you have selected.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Annuity Account Value will be paid out as a variable life annuity with a guaranteed period of 20 years.
The amount to be paid out will be based on the Annuity Account Value, minus any Premium Tax, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000. If your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the first valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.
If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. The interest rate used will be 3%.
Variable Annuity Units
The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payout by its Annuity Unit value on the fifth valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where
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(a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions
Once payouts start under the annuity payout option you select:
•	no changes can be made in the payout option;
•	no additional Contributions will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, on the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see “Federal Tax Matters” below.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution.
You should consult a tax advisor for further information.
Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable New York or other tax laws.
The Contract may be purchased only on a non-tax qualified basis (“Non-Qualified Contract”). For federal income tax purposes, purchase payments made under Non-Qualified Contracts are not deductible. The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary will depend on the tax status of the individual concerned.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.
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Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until a distribution of all or part of the Annuity Account Value is made (for example, withdrawals or annuity payouts under the annuity payout option elected). Also, if you make an assignment, pledge, or agreement to assign or pledge all or any portion of the Annuity Account Value, that amount will be treated as a distribution to you under the Contract. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income.
If the Owner of a Contract is a non-natural person (for example, a corporation, partnership, limited liability company or trust), the Owner must generally include in income any increase in the excess of the Annuity Account Value over the “investment in the Contract” (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.
This rule also does not apply where:
•	The annuity Contract is acquired by the estate of a decedent.
•	The Contract is a qualified funding asset for a structured settlement.
•	The Contract is an immediate annuity.
The following discussion generally applies to a Contract owned by a natural person.
Withdrawals
Partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefits selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax adviser regarding the deductibility of the uncovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. Currently, we do not allow partial annuitizations under your Contract.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•	Made on or after the date on which the Owner reaches age 59 1⁄2.
•	Made as a result of death or disability of the Owner.
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•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
In order to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•	If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is the Owner's Spouse, the Contract may be continued in the name of the Spouse as Owner.
•	If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner. The rules described under Distribution of Death Benefit are designed to meet these requirements.
Diversification of Investments
For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed, at ordinary income tax rates, on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Sub-Accounts or the Portfolios, we expect that the Sub-Accounts and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Contract.
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Transfers, Assignments or Exchanges
A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.
Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information relating to the federal income tax status of the previous annuity contract to us.
Under Rev. Proc. 2011-38, a partial exchange will be treated as tax-free under Code Section 1035 if there are no distributions, from either annuity, within 180 days of the partial 1035 exchange. In addition, annuity payments that satisfy the partial annuitization rule of Code Section 72(a)(2) will not be treated as a distribution from either the old or new contract. Rev Proc. 2011-38 replaces Rev. Proc. 2008-24’s automatic characterization of a transfer as a distribution taxable under Code Section 72(e) if it did not qualify as a tax-free exchange under Code Section 1035 with an analysis by the IRS, using general tax principles, to determine the substance, and thus the treatment of, the transaction. Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer's modified adjusted gross income over a specified income level ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor the impact of the Investment Income Surtax on you.
Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state in which the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state's law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under the Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state's law regarding civil unions and same-sex marriages.
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Assignments or Pledges
Generally, rights in the Contract may be assigned or pledged as collateral for loans at any time during the life of the Annuitant.
If the Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.
A copy of any assignment must be submitted to Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.
If any portion of the Annuity Account Value is assigned or pledged as collateral for a loan, it may be treated as a distribution. Please consult a competent tax advisor for further information.
Distribution of the Contracts
We offer the Contract on a continuous basis. We have entered into a distribution agreement with Charles Schwab & Co., Inc. (“Schwab”) and GWFS. Contracts are sold in New York by licensed insurance agents who are registered representatives of Schwab. Schwab is registered as a broker/dealer under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and is a member of FINRA. Schwab’s principal offices are located at 211 Main Street, San Francisco, California 94105.
GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”) pays Schwab compensation for the promotion and sale of the Contract. Compensation paid to Schwab is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See “Expenses of the Portfolios” above. The Company pays a portion of these proceeds to Schwab for distribution services.
As compensation for distribution services and some Contract administrative services, the Company pays Schwab a fee based on an annual rate of average monthly Series Account and Fixed Account assets. The Company also may pay a marketing allowance or allow other promotional incentives or payments to Schwab in the form of cash or other compensation, as mutually agreed upon by the Company and Schwab, to the extent permitted by FINRA rules and other applicable laws and regulations. In the past, the portion of compensation relating to a marketing allowance and/or other promotional incentives or payments to Schwab has amounted to less than $25,000 per year.
You should ask your Schwab representative for further information about what compensation he or she, or Schwab, may receive in connection with your purchase of a Contract.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the person receiving payments will have the voting interest, and the votes attributable to the Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
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If we do not receive timely instructions, or if Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.
Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Contract Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law.
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account.
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law.
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.
•	To change the time or time of day that a valuation date is deemed to have ended.
•	To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields, P.A.
Commodity Exchange Act
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our
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website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests from our website or with the Portfolios, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines litigation and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your Contract to lose value. There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Electronic Delivery of Information
Great-West will deliver information electronically only if the Owner has consented to receiving information in electronic form. We will use reasonable procedures to maintain the security of electronically delivered information. Information will be considered to be delivered to the Owner when an e-mail is received. If the Owner consents to receipt of information by electronic means, the Owner agrees to provide an e-mail address to Great-West and to keep that e-mail address current. Upon notice to the Owner, Great-West reserves the right to modify, suspend or terminate delivery of information in electronic form at any time. The Owner may terminate delivery of information in electronic form at any time by notifying the Retirement Operations Resource Center in writing. If electronic delivery of information is terminated, then such information will be delivered by mail at no charge.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for Owners, Annuitants, Beneficiaries, and other payees.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The statutory financial statements of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may request a free copy of the SAI. Please direct any oral, written, or electronic request for such documents to:
Annuity Service Center
P.O. Box 173920
Denver, CO 80217-3920
(800) 838-0650
AnnuityOperations@greatwest.com
www.schwab.retirementpartner.com
The SEC maintains an Internet website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract and the Series Account.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•	general information;
•	information about Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-1 Series Account;
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•	the calculation of annuity payouts;
•	postponement of payouts;
•	services;
•	withholding; and
•	financial statements.
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APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
Investment Division (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS GROWTH
Value at beginning of period	23.53	17.60	17.52	16.17	14.37	10.79	9.54	9.48	8.30	10.00
Value at end of period	24.31	23.53	17.60	17.52	16.17	14.37	10.79	9.54	9.48	8.30
Number of accumulation units outstanding at end of period	561	282	1,481	-	-	-	-	-	-	-
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	10.49	7.82	8.45	8.67	8.83	7.83	6.82	8.15	7.27	5.24
Value at end of period	8.61	10.49	7.82	8.45	8.67	8.83	7.83	6.82	8.15	7.27
Number of accumulation units outstanding at end of period	406	406	406	406	406	948	17,086	16,954	18,717	12,899
AB VPS INTERNATIONAL VALUE
Value at beginning of period	8.69	6.98	7.06	6.92	7.43	6.08	5.34	6.66	6.41	4.79
Value at end of period	6.67	8.69	6.98	7.06	6.92	7.43	6.08	5.34	6.66	6.41
Number of accumulation units outstanding at end of period	1,467	1,467	1,467	1,467	1,467	1,467	7,564	8,565	10,220	17,377
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	18.02	17.03	15.90	15.88	12.75	12.32	10.23	9.44	7.52	5.85
Value at end of period	17.16	18.02	17.03	15.90	15.88	12.75	12.32	10.23	9.44	7.52
Number of accumulation units outstanding at end of period	3,466	3,470	11,021	11,466	13,016	16,422	11,292	7,416	5,402	1,119
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	23.39	20.81	16.74	17.83	16.44	11.98	10.16	11.16	8.85	10.00
Value at end of period	19.75	23.39	20.81	16.74	17.83	16.44	11.98	10.16	11.16	8.85
Number of accumulation units outstanding at end of period	2,753	2,765	4,264	2,602	2,619	2,125	6,868	6,883	5,992	4,694
ALGER LARGE CAP GROWTH
Value at beginning of period	19.48	15.26	15.49	15.33	13.90	10.36	9.49	9.58	8.51	5.80
Value at end of period	19.78	19.48	15.26	15.49	15.33	13.90	10.36	9.49	9.58	8.51
Number of accumulation units outstanding at end of period	2,716	1,595	6,831	6,831	7,860	2,920	986	500	3,069	980
ALGER MID CAP GROWTH
Value at beginning of period	16.50	12.79	12.75	13.04	12.15	9.00	7.80	8.56	7.21	10.00
Value at end of period	15.17	16.50	12.79	12.75	13.04	12.15	9.00	7.80	8.56	7.21
Number of accumulation units outstanding at end of period	4,050	4,051	4,050	4,050	4,050	4,050	4,050	-	-	-
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	17.60	15.56	14.63	15.12	13.85	11.87	10.69	10.21	9.21	8.03
Value at end of period	16.82	17.60	15.56	14.63	15.12	13.85	11.87	10.69	10.21	8.21
Number of accumulation units outstanding at end of period	7,412	7,412	9,275	9,275	9,400	7,569	649	649	649	649
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH

Investment Division (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	20.14	16.82	14.92	15.91	14.23	10.55	9.25	9.03	7.96	10.00
Value at end of period	18.63	20.14	16.82	14.92	15.91	14.23	10.55	9.25	9.03	7.96
Number of accumulation units outstanding at end of period	1,916	3,130	3,041	3,780	3,884	4,214	4,214	4,437	4,437	3,661
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	11.53	8.84	9.42	9.41	10.00
Value at end of period	9.71	11.53	8.84	9.42	9.41
Number of accumulation units outstanding at end of period	1,346	1,346	1,346	1,346	1,346
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	34.69	31.33	25.69	26.28	22.75	17.63	15.27	15.50	13.11	10.00
Value at end of period	30.00	34.69	31.33	25.69	26.28	22.75	17.63	15.27	15.50	13.11
Number of accumulation units outstanding at end of period	2,042	3,385	3,118	3,361	3,353	7,502	6,583	6,994	4,501	4,501
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	20.46	18.94	15.82	16.57	14.75	11.27	9.90	9.86	8.75	7.35
Value at end of period	18.47	20.46	18.94	15.82	16.57	14.75	11.27	9.90	9.86	8.75
Number of accumulation units outstanding at end of period	5,611	6,357	18,080	17,006	14,780	10,983	20,759	23,324	16,940	11,716
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	11.61	10.26	9.92	10.06	10.00
Value at end of period	10.69	11.61	10.26	9.92	10.06
Number of accumulation units outstanding at end of period	6,035	6,035	8,779	2,744	4,216
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	13.34	10.50	10.00
Value at end of period	12.71	13.34	10.50
Number of accumulation units outstanding at end of period	1,691	1,810	1,959
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY
Value at beginning of period	26.42	19.71	16.67	15.28	12.29	9.86	9.27	12.14	10.65	10.00
Value at end of period	24.03	26.42	19.71	16.67	15.28	12.29	9.86	9.27	12.14	10.65
Number of accumulation units outstanding at end of period	2,454	2,713	1,123	1,268	1,687	1,513	-	-	360	331
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	31.04	27.41	20.78	22.33	21.81	16.38	14.82	15.89	12.65	10.00
Value at end of period	25.24	31.04	27.41	20.78	22.33	21.81	16.38	14.82	15.89	12.65
Number of accumulation units outstanding at end of period	511	514	514	723	514	514	1,388	1,517	2,562	2,562
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	12.54	8.98	7.94	9.34	10.00
Value at end of period	10.49	12.54	8.98	7.94	9.34
Number of accumulation units outstanding at end of period	8,473	3,800	-	366	366

Investment Division (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	24.71	22.19	17.00	18.24	17.35	13.08	11.55	11.79	8.97	6.85
Value at end of period	20.44	24.71	22.19	17.00	18.24	17.35	13.08	11.55	11.79	8.97
Number of accumulation units outstanding at end of period	5,281	5,281	4,539	4,886	4,886	6,946	4,401	3,805	3,105	2,234
DELAWARE VIP SMID CAP CORE
Value at beginning of period	28.75	24.39	22.67	21.22	20.70	14.74	13.37	12.44	9.19	10.00
Value at end of period	25.10	28.75	24.39	22.67	21.22	20.70	14.74	13.37	12.44	9.19
Number of accumulation units outstanding at end of period	1,079	1,087	579	833	1,065	10,382	7,669	7,857	167	-
DREYFUS VIF APPRECIATION
Value at beginning of period	20.45	16.16	15.08	15.56	14.49	12.04	10.97	10.13	8.84	7.26
Value at end of period	18.92	20.45	16.16	15.08	15.56	14.49	12.04	10.97	10.13	8.84
Number of accumulation units outstanding at end of period	432	1,353	1,422	3,593	3,168	20,924	32,291	31,920	26,554	22,647
DREYFUS VIF GROWTH AND INCOME
Value at beginning of period	14.34	12.06	10.00
Value at end of period	13.58	14.34	12.06
Number of accumulation units outstanding at end of period	2,213	2,213	2,213
DWS CAPITAL GROWTH VIP
Value at beginning of period	22.67	18.07	17.45	16.17	14.40	10.77	9.34	9.84	8.49	10.00
Value at end of period	22.17	22.67	18.07	17.45	16.17	14.40	10.77	9.34	9.84	8.49
Number of accumulation units outstanding at end of period	13,510	14,041	14,536	14,360	12,787	6,873	12,129	24,190	16,399	41
DWS CORE EQUITY VIP
Value at beginning of period	23.03	19.15	17.45	16.68	15.02	11.01	9.57	9.68	8.56	10.00
Value at end of period	21.57	23.03	19.15	17.45	16.68	15.02	11.01	9.57	9.68	8.56
Number of accumulation units outstanding at end of period	3,619	3,619	3,619	3,619	3,619	3,619	3,370	1,085	1,085	-
DWS CROCI® U.S. VIP
Value at beginning of period	14.59	11.95	12.58	13.60	12.36	9.51	8.71	8.78	7.98	6.40
Value at end of period	12.98	14.59	11.95	12.58	13.60	12.36	9.51	8.71	8.78	7.98
Number of accumulation units outstanding at end of period	243	595	595	1,044	836	542	594	594	3,158	6,983
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	11.57	9.70
Value at end of period	9.14	11.57
Number of accumulation units outstanding at end of period	6,544	6,706
DWS SMALL CAP INDEX VIP
Value at beginning of period	22.11	19.47	16.19	17.08	16.41	11.92	10.32	10.86	8.65	6.88
Value at end of period	19.50	22.11	19.47	16.19	17.08	16.41	11.92	10.32	10.86	8.65
Number of accumulation units outstanding at end of period	20,190	24,442	21,200	21,848	22,254	4,961	5,471	7,111	6,346	6,494

Investment Division (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	20.17	18.37	15.81	16.23	15.48	11.52	10.19	10.92	8.93	10.00
Value at end of period	16.83	20.17	18.37	15.81	16.23	15.48	11.52	10.19	10.92	8.93
Number of accumulation units outstanding at end of period	2,070	2,182	2,287	2,406	2,842	4,025	10,211	10,211	10,212	10,325
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	12.37	12.21	12.10	12.11	11.65	11.97	11.70	11.14	10.66	10.20
Value at end of period	12.34	12.37	12.21	12.10	12.11	11.65	11.97	11.70	11.14	10.66
Number of accumulation units outstanding at end of period	10,412	9,236	9,990	1,343	1,158	1,158	19,631	26,402	22,490	31,217
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	21.26	19.34	14.95	16.25	16.26	12.02	10.22	10.68	8.39	10.00
Value at end of period	18.40	21.26	19.34	14.95	16.25	16.26	12.02	10.22	10.68	8.39
Number of accumulation units outstanding at end of period	2,980	2,980	4,550	1,801	1,801	182	639	592	640	757
INVESCO V.I. COMSTOCK
Value at beginning of period	21.13	18.05	15.49	16.58	15.25	11.29	9.53	9.77	8.48	10.00
Value at end of period	18.44	21.13	18.05	15.49	16.58	15.25	11.29	9.53	9.77	8.48
Number of accumulation units outstanding at end of period	920	920	4,470	4,470	5,656	3,271	-	-	-	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	20.36	17.93	15.07	15.65	14.28	10.72	9.42	9.67	8.65	10.00
Value at end of period	17.52	20.36	17.93	15.07	15.65	14.28	10.72	9.42	9.67	8.65
Number of accumulation units outstanding at end of period	24,885	26,964	23,485	23,842	19,908	26,143	15,318	10,734	11,159	7,690
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	13.86	11.34	11.47	11.82	11.85	10.03	8.73	9.43	8.41	6.26
Value at end of period	11.71	13.86	11.34	11.47	11.82	11.85	10.03	8.73	9.43	8.41
Number of accumulation units outstanding at end of period	5,704	7,342	10,833	11,341	11,642	20,198	25,157	22,661	15,815	11,437
INVESCO V.I. MID CAP CORE EQUITY
Value at beginning of period	23.67	20.73	18.40	19.29	18.60	14.53	13.18	14.17	12.50	10.00
Value at end of period	20.85	23.67	20.73	18.40	19.29	18.60	14.53	13.18	14.17	12.50
Number of accumulation units outstanding at end of period	2,535	2,535	2,535	2,535	2,535	2,535	2,535	-	-	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	28.64	25.27	22.70	24.18	23.78	17.41	15.39	15.60	12.21	10.00
Value at end of period	24.16	28.64	25.27	22.70	24.18	23.78	17.41	15.39	15.60	12.21
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO V.I. TECHNOLOGY
Value at beginning of period	15.66	11.67	11.83	11.15	10.00
Value at end of period	15.49	15.66	11.67	11.83	11.15
Number of accumulation units outstanding at end of period	-	-	-	-	228

Investment Division (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
JANUS HENDERSON VIT BALANCED
Value at beginning of period	19.56	16.66	16.07	16.11	14.98	12.59	11.18	11.10	10.33	10.00
Value at end of period	19.51	19.56	16.66	16.07	16.11	14.98	12.59	11.18	11.10	10.33
Number of accumulation units outstanding at end of period	46,143	46,619	47,440	58,849	58,966	47,653	35,246	35,172	35,135	12,963
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	14.92	14.53	14.30	14.41	13.85	13.98	13.02	12.32	11.51	10.25
Value at end of period	14.63	14.92	14.53	14.30	14.41	13.85	13.98	13.02	12.32	11.51
Number of accumulation units outstanding at end of period	35,341	40,660	38,392	40,817	31,285	31,580	49,213	42,843	39,060	24,398
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	13.11	10.38	10.24	10.55	10.00
Value at end of period	12.13	13.11	10.38	10.24	10.55
Number of accumulation units outstanding at end of period	1,562	1,562	3,287	3,287	-
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	18.84	13.09
Value at end of period	18.89	18.84
Number of accumulation units outstanding at end of period	8,888	9,089
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	19.87	15.64	13.04	16.41	17.32	17.66	14.56	17.87	14.66	10.00
Value at end of period	16.07	19.87	15.64	13.04	16.41	17.32	17.66	14.56	17.87	14.66
Number of accumulation units outstanding at end of period	18,838	19,485	15,218	16,264	15,087	12,665	17,921	15,596	13,441	1,643
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	23.63	18.69	17.82	18.84	18.08	12.99	11.06	10.70	8.52	10.00
Value at end of period	22.55	23.63	18.69	17.82	18.84	18.08	12.99	11.06	10.70	8.52
Number of accumulation units outstanding at end of period	1,495	1,559	3,552	3,552	4,672	5,918	15,490	17,789	17,685	14,570
MFS VIT II INTERNATIONAL VALUE
Value at beginning of period	27.89	22.14	21.46	20.31	20.22	15.94	13.84	14.18	13.12	10.00
Value at end of period	25.02	27.89	22.14	21.46	20.31	20.22	15.94	13.84	14.18	13.12
Number of accumulation units outstanding at end of period	15,745	16,591	8,585	8,835	7,909	8,507	14,985	15,211	10,552	1,181
MFS VIT UTILITIES
Value at beginning of period	15.92	13.99	12.66	14.95	13.38	11.20	9.96	9.41	8.35	6.32
Value at end of period	15.94	15.92	13.99	12.66	14.95	13.38	11.20	9.96	9.41	8.35
Number of accumulation units outstanding at end of period	9,076	9,076	10,112	11,339	14,615	14,308	11,450	2,611	2,227	1,005
NVIT MID CAP INDEX
Value at beginning of period	22.99	20.02	16.79	17.39	16.03	12.15	10.43	10.78	8.62	10.00
Value at end of period	20.20	22.99	20.02	16.79	17.39	16.03	12.15	10.43	10.78	8.62
Number of accumulation units outstanding at end of period	13,520	13,533	15,149	15,914	15,927	3,859	3,040	2,838	2,846	5,083

Investment Division (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
OPPENHEIMER GLOBAL
Value at beginning of period	19.56	14.40	14.48	14.02	13.80	10.91	9.06	9.94	8.63	10.00
Value at end of period	16.87	19.56	14.40	14.48	14.02	13.80	10.91	9.06	9.94	8.63
Number of accumulation units outstanding at end of period	246	469	469	910	984	801	2,777	2,329	1,499	2,259
OPPENHEIMER INTERNATIONAL GROWTH
Value at beginning of period	15.16	12.08	12.42	12.09	13.11	10.48	8.63	9.36	8.21	10.00
Value at end of period	12.13	15.16	12.08	12.42	12.09	13.11	10.48	8.63	9.36	8.21
Number of accumulation units outstanding at end of period	15,589	15,944	15,551	15,604	15,737	7,091	1,523	1,436	1,286	5,950
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	13.77	12.14	10.35	10.00
Value at end of period	12.27	13.77	12.14	10.35
Number of accumulation units outstanding at end of period	-	-	-	-
PIMCO VIT HIGH YIELD
Value at beginning of period	17.23	16.27	14.56	14.90	14.52	13.82	12.17	11.85	10.42	7.48
Value at end of period	16.67	17.23	16.27	14.56	14.90	14.52	13.82	12.17	11.85	10.42
Number of accumulation units outstanding at end of period	8,897	8,900	8,900	8,900	11,084	16,197	22,643	16,231	15,900	4,309
PIMCO VIT LOW DURATION
Value at beginning of period	12.18	12.10	12.01	12.05	12.02	12.12	11.52	11.47	10.97	9.74
Value at end of period	12.14	12.18	12.10	12.01	12.05	12.02	12.12	11.52	11.47	10.97
Number of accumulation units outstanding at end of period	50,813	59,789	87,489	91,606	89,824	90,652	75,192	60,994	49,567	14,484
PIMCO VIT TOTAL RETURN
Value at beginning of period	14.67	14.08	13.80	13.83	13.35	13.70	12.59	12.23	11.38	10.05
Value at end of period	15.50	14.67	14.08	13.80	13.83	13.35	13.70	12.59	12.23	11.38
Number of accumulation units outstanding at end of period	28,177	28,128	38,063	36,359	39,655	53,221	78,274	66,875	63,917	29,301
PIONEER FUND VCT
Value at beginning of period	19.06	15.76	14.44	14.55	13.19	9.96	9.09	9.56	8.30	10.00
Value at end of period	18.65	19.06	15.76	14.44	14.55	13.19	9.96	9.09	9.56	8.30
Number of accumulation units outstanding at end of period	934	934	934	1,230	1,316	5,213	6,160	10,850	7,266	8,931
PIONEER MID CAP VALUE VCT
Value at beginning of period	18.61	16.59	14.37	15.45	13.54	10.27	9.33	9.97	8.51	10.00
Value at end of period	14.88	18.61	16.59	14.37	15.45	13.54	10.27	9.33	9.97	8.51
Number of accumulation units outstanding at end of period	284	284	284	284	269	361	-	-	-	1,810
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	25.75	19.93	19.34	19.15	17.62	12.45	11.71	12.06	10.09	10.00
Value at end of period	23.93	25.75	19.93	19.34	19.15	17.62	12.45	11.71	12.06	10.09
Number of accumulation units outstanding at end of period	511	678	678	-	-	587	-	-	-	-

Investment Division (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
PRUDENTIAL SERIES FUND EQUITY
Value at beginning of period	28.67	23.03	22.43	22.14	20.77	15.72	13.98	14.63	13.21	10.00
Value at end of period	26.99	28.67	23.03	22.43	22.14	20.77	15.72	13.98	14.63	13.21
Number of accumulation units outstanding at end of period	-	-	-	-	723	723	830	830	864	-
PRUDENTIAL SERIES FUND NATURAL RESOURCES
Value at beginning of period	10.61	10.73	8.65	12.24	15.36	14.09	14.61	18.23	14.39	10.00
Value at end of period	8.60	10.61	10.73	8.65	12.24	15.36	14.09	14.61	18.23	14.39
Number of accumulation units outstanding at end of period	-	-	-	-	-	290	1,950	987	-	-
PUTNAM VT EQUITY INCOME
Value at beginning of period	24.09	20.41	18.08	18.77	16.77	12.75	10.75	10.00
Value at end of period	21.90	24.09	20.41	18.08	18.77	16.77	12.75	10.75
Number of accumulation units outstanding at end of period	13,124	13,809	18,705	19,198	19,194	9,586	6,172	5,524
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	20.11	17.55	19.93	18.61	14.68	10.43	8.58	10.00
Value at end of period	19.86	20.11	17.55	19.93	18.61	14.68	10.43	8.58
Number of accumulation units outstanding at end of period	95	95	2,747	5,391	4,025	8,835	6,349	6,198
PUTNAM VT MORTGAGE SECURITIES
Value at beginning of period	11.22	11.08	11.13	11.28	10.88	11.00	10.87	10.00
Value at end of period	11.05	11.22	11.08	11.13	11.28	10.88	11.00	10.87
Number of accumulation units outstanding at end of period	1,963	1,963	7,751	9,681	5,604	231	231	1,686
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	14.74	12.05	10.79	11.08	10.00
Value at end of period	13.55	14.74	12.05	10.79	11.08
Number of accumulation units outstanding at end of period	-	1,056	2,408	2,408	2,408
ROYCE CAPITAL FUND - SMALL-CAP
Value at beginning of period	25.01	23.95	20.00	22.86	22.36	16.74	15.01	15.67	13.11	10.00
Value at end of period	22.73	25.01	23.95	20.00	22.86	22.36	16.74	15.01	15.67	13.11
Number of accumulation units outstanding at end of period	2,132	2,132	2,132	2,132	2,320	6,163	8,210	8,107	8,430	5,730
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.56	9.58	9.64	9.70	9.77	9.83	9.89	9.96	10.02	10.07
Value at end of period	9.64	9.56	9.58	9.64	9.70	9.77	9.83	9.89	9.96	10.02
Number of accumulation units outstanding at end of period	82,705	56,722	79,447	79,212	130,893	144,556	150,222	78,208	196,082	34,349
SCHWAB S&P 500 INDEX
Value at beginning of period	21.70	17.94	16.17	16.09	14.28	10.88	9.47	9.35	8.21	6.55
Value at end of period	20.61	21.70	17.94	16.17	16.09	14.28	10.88	9.47	9.35	8.21
Number of accumulation units outstanding at end of period	151,922	150,898	167,558	173,484	175,613	140,069	109,676	91,655	18,074	13,903

Investment Division (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
TEMPLETON FOREIGN VIP
Value at beginning of period	13.96	12.04	11.31	12.17	13.78	11.28	9.60	10.82	10.00
Value at end of period	11.73	13.96	12.04	11.31	12.17	13.78	11.28	9.60	10.82
Number of accumulation units outstanding at end of period	8,452	8,452	15,343	15,468	15,551	7,546	7,583	6,622	5,808
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.89	9.76	9.55	10.04	10.00
Value at end of period	10.01	9.89	9.76	9.55	10.04
Number of accumulation units outstanding at end of period	37,512	38,054	17,499	17,499	19,369
THIRD AVENUE VALUE
Value at beginning of period	13.02	11.53	10.34	11.43	11.02	9.32	7.37	9.42	8.32	10.00
Value at end of period	10.30	13.02	11.53	10.34	11.43	11.02	9.32	7.37	9.42	8.32
Number of accumulation units outstanding at end of period	1,414	1,414	1,414	1,414	1,414	1,414	2,717	2,717	2,717	4,131
TVST TOUCHSTONE BOND
Value at beginning of period	13.16	12.78	12.76	13.01	12.59	12.71	12.01	11.29	10.59	10.00
Value at end of period	12.83	13.16	12.78	12.76	13.01	12.59	12.71	12.01	11.29	10.59
Number of accumulation units outstanding at end of period	7,404	7,422	6,118	7,680	6,479	547	8,370	9,925	5,178	-
TVST TOUCHSTONE COMMON STOCK
Value at beginning of period	32.15	26.63	24.09	24.20	22.08	16.87	14.75	14.54	12.64	10.00
Value at end of period	29.37	32.15	26.63	24.09	24.20	22.08	16.87	14.75	14.54	12.64
Number of accumulation units outstanding at end of period	3,601	4,577	3,545	3,557	3,645	6,400	3,244	3,362	-	-
TVST TOUCHSTONE FOCUSED
Value at beginning of period	32.26	28.57	25.42	25.09	22.33	16.67	13.99	15.88	13.14	10.00
Value at end of period	29.49	32.26	28.57	25.42	25.09	22.33	16.67	13.99	15.88	13.14
Number of accumulation units outstanding at end of period	3,695	3,695	2,904	2,904	3,050	3,546	2,999	-	-	-
TVST TOUCHSTONE SMALL COMPANY
Value at beginning of period	34.60	29.23	24.47	24.97	23.56	17.60	15.90	15.53	12.63	10.00
Value at end of period	31.63	34.60	29.23	24.47	24.97	23.56	17.60	15.90	15.53	12.63
Number of accumulation units outstanding at end of period	3,021	2,307	1,579	1,070	1,070	3,060	3,730	4,036	3,508	3,508
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	11.77	12.09	8.48	12.86	16.05	14.65	14.30	17.28	13.51	10.00
Value at end of period	8.37	11.77	12.09	8.48	12.86	16.05	14.65	14.30	17.28	13.51
Number of accumulation units outstanding at end of period	4,570	13,064	21,780	21,870	22,863	20,066	19,812	15,856	14,421	-
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	12.09	10.84	10.25	11.87	11.70	12.96	12.36	11.50	10.90	10.00
Value at end of period	11.27	12.09	10.84	10.25	11.87	11.70	12.96	12.36	11.50	10.90
Number of accumulation units outstanding at end of period	2,729	2,737	7,491	7,491	6,883	9,658	13,697	15,326	12,671	799

Investment Division (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
WELLS FARGO VT DISCOVERY
Value at beginning of period	25.29	19.71	18.43	18.83	18.88	13.21	11.30	11.32	8.41	10.00
Value at end of period	23.35	25.29	19.71	18.43	18.83	18.88	13.21	11.30	11.32	8.41
Number of accumulation units outstanding at end of period	256	256	256	975	1,556	1,511	1,674	945	859	3,486
WELLS FARGO VT OMEGA GROWTH
Value at beginning of period	14.57	10.90	10.91	10.84	10.00
Value at end of period	14.52	14.57	10.90	10.91	10.84
Number of accumulation units outstanding at end of period	1,847	1,847	-	-	700
WELLS FARGO VT OPPORTUNITY
Value at beginning of period	21.22	17.73	15.90	16.52	15.05	11.60	10.10	10.76	8.75	10.00
Value at end of period	19.57	21.22	17.73	15.90	16.52	15.05	11.60	10.10	10.76	8.75
Number of accumulation units outstanding at end of period	446	446	446	446	909	576	576	847	363	1,284

Investment Division (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
AB VPS GROWTH
Value at beginning of period	23.09	17.31	17.26	15.96	14.21	10.69	9.47	9.43	8.27	10.00
Value at end of period	23.81	23.09	17.31	17.26	15.96	14.21	10.69	9.47	9.43	8.27
Number of accumulation units outstanding at end of period	397	397	397	397	397	397	397	-	-	-
AB VPS INTERNATIONAL GROWTH
Value at beginning of period	10.29	7.69	8.33	8.56	8.73	7.75	6.77	8.11	7.25	5.24
Value at end of period	8.43	10.29	7.69	8.33	8.56	8.73	7.75	6.77	8.11	7.25
Number of accumulation units outstanding at end of period	1,296	1,296	1,296	3,014	3,014	3,014	1,407	1,652	2,931	7,141
AB VPS INTERNATIONAL VALUE
Value at beginning of period	8.53	6.86	6.95	6.83	7.35	6.02	5.30	6.62	6.39	4.78
Value at end of period	6.53	8.53	6.86	6.95	6.83	7.35	6.02	5.30	6.62	6.39
Number of accumulation units outstanding at end of period	1,849	1,849	1,849	8,062	8,062	8,062	8,062	8,062	8,062	10,764
AB VPS REAL ESTATE INVESTMENT
Value at beginning of period	17.68	16.73	15.66	15.67	12.61	12.20	10.15	9.39	7.50	5.84
Value at end of period	16.80	17.68	16.73	15.66	15.67	12.61	12.20	10.15	9.39	7.50
Number of accumulation units outstanding at end of period	3,821	3,850	6,883	10,710	10,733	12,043	7,757	8,493	7,382	6,269
AB VPS SMALL/MID CAP VALUE
Value at beginning of period	22.95	20.45	16.49	17.59	16.25	11.87	10.08	11.10	8.82	10.00
Value at end of period	19.33	22.95	20.45	16.49	17.59	16.25	11.87	10.08	11.10	8.82
Number of accumulation units outstanding at end of period	-	-	309	309	382	2,317	-	-	608	-
ALGER LARGE CAP GROWTH
Value at beginning of period	19.11	15.00	15.25	15.13	13.74	10.26	9.42	9.53	8.48	10.00

Investment Division (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at end of period	19.36	19.11	15.00	15.25	15.13	13.74	10.26	9.42	9.53	8.48
Number of accumulation units outstanding at end of period	2,969	2,969	2,799	4,714	3,748	405	405	409	337	-
ALGER MID CAP GROWTH
Value at beginning of period	16.18	12.57	12.56	12.87	12.01	8.92	7.74	8.51	7.19	4.78
Value at end of period	14.85	16.18	12.57	12.56	12.87	12.01	8.92	7.74	8.51	7.19
Number of accumulation units outstanding at end of period	2,707	2,707	2,707	2,707	2,686	1,857	2,939	1,857	8,805	8,782
AMERICAN CENTURY INVESTMENTS VP BALANCED
Value at beginning of period	17.27	15.29	14.41	14.92	13.70	11.76	10.61	10.16	9.18	8.02
Value at end of period	16.46	17.27	15.29	14.41	14.92	13.70	11.76	10.61	10.16	9.18
Number of accumulation units outstanding at end of period	5,368	8,889	9,388	6,670	7,040	7,583	8,647	11,387	11,387	6,129
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH
Value at beginning of period	19.75	16.53	14.69	15.70	14.07	10.45	9.19	8.98	7.94	6.78
Value at end of period	18.24	19.75	16.53	14.69	15.70	14.07	10.45	9.19	8.98	7.94
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL
Value at beginning of period	11.45	8.80	9.39	10.00
Value at end of period	9.62	11.45	8.80	9.39
Number of accumulation units outstanding at end of period	-	-	-	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	34.10	30.85	25.36	25.98	22.54	17.50	15.19	15.45	13.09	10.00
Value at end of period	29.43	34.10	30.85	25.36	25.98	22.54	17.50	15.19	15.45	13.09
Number of accumulation units outstanding at end of period	799	889	1,399	1,174	1,151	920	-	-	-	-
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	20.07	18.61	15.58	16.35	14.58	11.16	9.83	9.81	8.72	7.34
Value at end of period	18.08	20.07	18.61	15.58	16.35	14.58	11.16	9.83	9.81	8.72
Number of accumulation units outstanding at end of period	7,626	7,484	7,395	8,226	10,047	10,264	11,464	7,079	4,811	3,890
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	11.53	10.21	9.89	10.04	10.00
Value at end of period	10.59	11.53	10.21	9.89	10.04
Number of accumulation units outstanding at end of period	-	-	-	7,132	5,720
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH
Value at beginning of period	13.30	10.49	10.00
Value at end of period	12.64	13.30	10.49
Number of accumulation units outstanding at end of period	-	-	-
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY

Investment Division (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	26.06	19.48	16.51	15.16	12.22	9.82	9.26	12.07	10.61	6.71
Value at end of period	23.66	26.06	19.48	16.51	15.16	12.22	9.82	9.26	12.07	10.61
Number of accumulation units outstanding at end of period	4,742	5,619	2,319	2,437	1,516	1,516	1,516	1,516	1,228	3,253
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE
Value at beginning of period	30.51	27.00	20.51	22.08	21.61	16.26	14.74	15.84	12.63	10.00
Value at end of period	24.76	30.51	27.00	20.51	22.08	21.61	16.26	14.74	15.84	12.63
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	428	-
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	12.45	8.93	7.91	10.00
Value at end of period	10.39	12.45	8.93	7.91
Number of accumulation units outstanding at end of period	860	1,716	-	-
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	24.23	21.81	16.74	18.00	17.15	12.96	11.47	11.72	8.94	6.84
Value at end of period	20.01	24.23	21.81	16.74	18.00	17.15	12.96	11.47	11.72	8.94
Number of accumulation units outstanding at end of period	1,028	1,287	771	277	277	1,212	277	277	854	671
DELAWARE VIP SMID CAP CORE
Value at beginning of period	28.20	23.97	22.32	20.94	20.47	14.61	13.27	12.38	9.16	6.35
Value at end of period	24.57	28.20	23.97	22.32	20.94	20.47	14.61	13.27	12.38	9.16
Number of accumulation units outstanding at end of period	1,673	1,888	2,560	5,054	5,848	6,737	6,039	6,441	5,085	3,547
DREYFUS VIF APPRECIATION
Value at beginning of period	20.06	15.88	14.85	15.35	14.32	11.93	10.89	10.08	8.81	10.00
Value at end of period	18.52	20.06	15.88	14.85	15.35	14.32	11.93	10.89	10.08	8.81
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	2,466	2,594	1,785	-
DREYFUS VIF GROWTH AND INCOME
Value at beginning of period	14.24	12.00	10.00
Value at end of period	13.46	14.24	12.00
Number of accumulation units outstanding at end of period	4,838	4,838	4,838
DWS CAPITAL GROWTH VIP
Value at beginning of period	22.24	17.76	17.18	15.95	14.24	10.67	9.27	9.79	8.46	10.00
Value at end of period	21.70	22.24	17.76	17.18	15.95	14.24	10.67	9.27	9.79	8.46
Number of accumulation units outstanding at end of period	1,979	1,979	1,979	6,996	1,979	3,042	3,320	3,527	508	-
DWS CORE EQUITY VIP
Value at beginning of period	22.59	18.82	17.18	16.46	14.85	10.90	9.50	9.63	8.53	10.00
Value at end of period	21.12	22.59	18.82	17.18	16.46	14.85	10.90	9.50	9.63	8.53
Number of accumulation units outstanding at end of period	277	648	648	910	910	540	-	-	-	-
DWS CROCI® U.S. VIP

Investment Division (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	14.31	11.75	12.39	13.42	12.22	9.42	8.65	8.73	7.95	10.00
Value at end of period	12.70	14.31	11.75	12.39	13.42	12.22	9.42	8.65	8.73	7.95
Number of accumulation units outstanding at end of period	-	-	-	-	6,234	-	-	-	-	-
DWS GLOBAL SMALL CAP VIP
Value at beginning of period	11.48	9.65
Value at end of period	9.05	11.48
Number of accumulation units outstanding at end of period	1,459	1,459
DWS SMALL CAP INDEX VIP
Value at beginning of period	21.69	19.13	15.94	16.85	16.23	11.81	10.24	10.81	8.62	10.00
Value at end of period	19.09	21.69	19.13	15.94	16.85	16.23	11.81	10.24	10.81	8.62
Number of accumulation units outstanding at end of period	3,347	3,248	1,745	1,898	1,860	1,846	2,177	926	1,554	1,025
DWS SMALL MID CAP VALUE VIP
Value at beginning of period	19.78	18.05	15.57	16.01	15.30	11.41	10.12	10.86	8.90	6.92
Value at end of period	16.47	19.78	18.05	15.57	16.01	15.30	11.41	10.12	10.86	8.90
Number of accumulation units outstanding at end of period	258	235	235	5,239	5,245	5,252	5,290	4,777	5,378	5,674
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Value at beginning of period	12.13	12.00	11.91	11.95	11.52	11.86	11.62	11.08	10.62	10.18
Value at end of period	12.08	12.13	12.00	11.91	11.95	11.52	11.86	11.62	11.08	10.62
Number of accumulation units outstanding at end of period	8,612	8,924	8,511	12,001	12,118	12,016	13,324	14,962	7,865	6,799
FRANKLIN SMALL CAP VALUE VIP
Value at beginning of period	20.86	19.01	14.72	16.04	16.08	11.90	10.14	10.63	8.36	6.53
Value at end of period	18.02	20.86	19.01	14.72	16.04	16.08	11.90	10.14	10.63	8.36
Number of accumulation units outstanding at end of period	3,222	3,090	3,855	4,122	4,166	3,180	3,479	3,293	3,868	3,005
INVESCO V.I. COMSTOCK
Value at beginning of period	20.73	17.74	15.25	16.36	15.08	11.19	9.46	9.72	8.45	10.00
Value at end of period	18.05	20.73	17.74	15.25	16.36	15.08	11.19	9.46	9.72	8.45
Number of accumulation units outstanding at end of period	1,221	1,221	2,157	5,872	6,102	7,335	4,725	4,725	4,725	2,670
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	19.97	17.62	14.84	15.44	14.12	10.62	9.35	9.62	8.62	10.00
Value at end of period	17.15	19.97	17.62	14.84	15.44	14.12	10.62	9.35	9.62	8.62
Number of accumulation units outstanding at end of period	4,604	4,962	7,000	7,000	7,000	7,000	-	1,566	1,451	-
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	13.59	11.14	11.29	11.66	11.72	9.93	8.67	9.38	8.38	10.00
Value at end of period	11.46	13.59	11.14	11.29	11.66	11.72	9.93	8.67	9.38	8.38
Number of accumulation units outstanding at end of period	3,374	3,145	3,370	3,163	3,149	3,062	5,066	1,375	1,256	1,174
INVESCO V.I. MID CAP CORE EQUITY

Investment Division (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	23.27	20.42	18.15	19.08	18.42	14.42	13.11	14.12	12.48	10.00
Value at end of period	20.45	23.27	20.42	18.15	19.08	18.42	14.42	13.11	14.12	12.48
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	319	319	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	28.15	24.89	22.40	23.91	23.56	17.28	15.30	15.55	12.20	10.00
Value at end of period	23.70	28.15	24.89	22.40	23.91	23.56	17.28	15.30	15.55	12.20
Number of accumulation units outstanding at end of period	1,428	1,428	1,428	1,428	1,428	1,491	1,428	2,349	1,291	798
INVESCO V.I. TECHNOLOGY
Value at beginning of period	15.55	11.60	11.79	10.00
Value at end of period	15.35	15.55	11.60	11.79
Number of accumulation units outstanding at end of period	1,570	1,570	1,112	1,112
JANUS HENDERSON VIT BALANCED
Value at beginning of period	19.18	16.37	15.83	15.90	14.81	12.47	11.09	11.04	10.30	8.27
Value at end of period	19.10	19.18	16.37	15.83	15.90	14.81	12.47	11.09	11.04	10.30
Number of accumulation units outstanding at end of period	15,352	16,591	17,128	14,981	15,404	15,213	5,810	9,067	10,257	5,502
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	14.63	14.28	14.09	14.21	13.69	13.85	12.93	12.25	11.47	10.24
Value at end of period	14.32	14.63	14.28	14.09	14.21	13.69	13.85	12.93	12.25	11.47
Number of accumulation units outstanding at end of period	13,567	18,042	19,072	17,070	17,909	10,928	12,000	11,131	6,528	5,290
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	13.01	10.33	10.21	10.00
Value at end of period	12.01	13.01	10.33	10.21
Number of accumulation units outstanding at end of period	2,443	-	-	-
JANUS HENDERSON VIT GLOBAL TECHNOLOGY
Value at beginning of period	18.70	13.02
Value at end of period	18.71	18.70
Number of accumulation units outstanding at end of period	1,808	1,808
LAZARD RETIREMENT EMERGING MARKETS EQUITY
Value at beginning of period	19.53	15.41	12.86	16.23	17.16	17.53	14.48	17.81	14.64	10.00
Value at end of period	15.77	19.53	15.41	12.86	16.23	17.16	17.53	14.48	17.81	14.64
Number of accumulation units outstanding at end of period	6,954	6,973	6,090	6,350	6,328	5,813	4,667	3,245	7,083	2,505
LVIP BARON GROWTH OPPORTUNITIES
Value at beginning of period	23.18	18.37	17.55	18.59	17.88	12.87	10.98	10.64	8.49	10.00
Value at end of period	22.08	23.18	18.37	17.55	18.59	17.88	12.87	10.98	10.64	8.49
Number of accumulation units outstanding at end of period	1,384	1,396	1,420	1,857	1,789	2,173	741	270	948	2,772
MFS VIT II INTERNATIONAL VALUE

Investment Division (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	27.41	21.80	21.17	20.08	20.03	15.83	13.77	14.14	13.11	10.00
Value at end of period	24.54	27.41	21.80	21.17	20.08	20.03	15.83	13.77	14.14	13.11
Number of accumulation units outstanding at end of period	4,857	5,299	3,166	3,087	3,134	3,744	1,965	6,124	8,114	2,324
MFS VIT UTILITIES
Value at beginning of period	15.61	13.75	12.47	14.75	13.23	11.10	9.89	9.36	8.32	10.00
Value at end of period	15.61	15.61	13.75	12.47	14.75	13.23	11.10	9.89	9.36	8.32
Number of accumulation units outstanding at end of period	838	838	838	2,683	2,666	1,854	2,121	336	96	-
NVIT MID CAP INDEX
Value at beginning of period	22.55	19.68	16.54	17.15	15.85	12.03	10.35	10.73	8.59	6.35
Value at end of period	19.77	22.55	19.68	16.54	17.15	15.85	12.03	10.35	10.73	8.59
Number of accumulation units outstanding at end of period	4,469	4,469	6,310	3,409	3,409	3,409	3,493	3,493	2,676	1,339
OPPENHEIMER GLOBAL
Value at beginning of period	19.18	14.15	14.26	13.84	13.64	10.81	8.99	9.89	8.60	10.00
Value at end of period	16.51	19.18	14.15	14.26	13.84	13.64	10.81	8.99	9.89	8.60
Number of accumulation units outstanding at end of period	3,220	3,220	3,220	3,238	3,181	3,205	2,749	1,753	-	1,130
OPPENHEIMER INTERNATIONAL GROWTH
Value at beginning of period	14.87	11.87	12.23	11.93	12.96	10.39	8.57	9.31	8.18	5.93
Value at end of period	11.88	14.87	11.87	12.23	11.93	12.96	10.39	8.57	9.31	8.18
Number of accumulation units outstanding at end of period	1,674	2,038	2,079	6,838	6,779	8,364	6,153	6,172	6,155	5,475
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	13.67	12.07	10.31	11.05	10.00
Value at end of period	12.15	13.67	12.07	10.31	11.05
Number of accumulation units outstanding at end of period	1,609	1,609	1,609	1,564	1,487
PIMCO VIT HIGH YIELD
Value at beginning of period	16.90	15.98	14.34	14.70	14.35	13.69	12.08	11.78	10.38	7.47
Value at end of period	16.31	16.90	15.98	14.34	14.70	14.35	13.69	12.08	11.78	10.38
Number of accumulation units outstanding at end of period	5,222	5,219	5,209	5,109	6,528	11,188	13,355	13,287	7,432	7,719
PIMCO VIT LOW DURATION
Value at beginning of period	11.95	11.89	11.83	11.89	11.89	12.01	11.44	11.41	10.93	10.00
Value at end of period	11.89	11.95	11.89	11.83	11.89	11.89	12.01	11.44	11.41	10.93
Number of accumulation units outstanding at end of period	23,258	23,106	23,022	22,431	25,259	25,256	24,859	22,300	16,723	5,565
PIMCO VIT TOTAL RETURN
Value at beginning of period	14.39	13.84	13.59	13.64	13.20	13.58	12.49	12.16	11.34	10.03
Value at end of period	14.20	14.39	13.84	13.59	13.64	13.20	13.58	12.49	12.16	11.34
Number of accumulation units outstanding at end of period	27,813	27,795	27,705	29,763	32,711	42,614	40,712	35,923	22,653	9,612
PIONEER FUND VCT

Investment Division (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	18.69	15.49	14.22	14.36	13.04	9.87	9.03	9.51	8.27	10.00
Value at end of period	18.26	18.69	15.49	14.22	14.36	13.04	9.87	9.03	9.51	8.27
Number of accumulation units outstanding at end of period	3,816	3,816	3,816	3,784	3,916	3,026	3,026	3,026	3,026	3,026
PIONEER MID CAP VALUE VCT
Value at beginning of period	18.25	16.31	14.15	15.24	13.39	10.17	9.26	9.92	8.48	10.00
Value at end of period	14.57	18.25	16.31	14.15	15.24	13.39	10.17	9.26	9.92	8.48
Number of accumulation units outstanding at end of period	418	418	418	418	418	418	418	404	334	-
PIONEER SELECT MID CAP GROWTH VCT
Value at beginning of period	25.26	19.59	19.05	18.90	17.42	12.33	11.62	11.99	10.06	10.00
Value at end of period	23.42	25.26	19.59	19.05	18.90	17.42	12.33	11.62	11.99	10.06
Number of accumulation units outstanding at end of period	2,420	2,790	2,790	2,245	2,202	2,087	-	-	-	-
PRUDENTIAL SERIES FUND EQUITY
Value at beginning of period	28.17	22.68	22.13	21.89	20.58	15.61	13.90	14.58	13.19	10.00
Value at end of period	26.47	28.17	22.68	22.13	21.89	20.58	15.61	13.90	14.58	13.19
Number of accumulation units outstanding at end of period	1,493	1,493	1,493	1,493	1,493	1,493	1,493	1,493	-	-
PRUDENTIAL SERIES FUND NATURAL RESOURCES
Value at beginning of period	10.41	10.56	8.53	12.09	15.21	13.97	14.51	18.15	14.37	10.00
Value at end of period	8.42	10.41	10.56	8.53	12.09	15.21	13.97	14.51	18.15	14.37
Number of accumulation units outstanding at end of period	1,815	1,815	1,815	4,356	4,507	4,652	4,781	2,861	1,075	669
PUTNAM VT EQUITY INCOME
Value at beginning of period	23.73	20.15	17.88	18.60	16.65	12.68	10.72	10.00
Value at end of period	21.53	23.73	20.15	17.88	18.60	16.65	12.68	10.72
Number of accumulation units outstanding at end of period	410	1,419	2,668	2,878	3,100	-	-	-
PUTNAM VT GLOBAL HEALTH CARE
Value at beginning of period	19.84	17.36	19.75	18.48	14.60	10.39	8.57	10.00
Value at end of period	19.56	19.84	17.36	19.75	18.48	14.60	10.39	8.57
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-
PUTNAM VT MORTGAGE SECURITIES
Value at beginning of period	11.05	10.93	11.00	11.17	10.80	10.95	10.84	10.00
Value at end of period	10.86	11.05	10.93	11.00	11.17	10.80	10.95	10.84
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	1,936
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	14.63	11.98	10.76	10.00
Value at end of period	13.43	14.63	11.98	10.76
Number of accumulation units outstanding at end of period	-	-	-	-
ROYCE CAPITAL FUND - SMALL-CAP

Investment Division (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	24.58	23.58	19.73	22.61	22.15	16.62	14.93	15.62	13.10	10.00
Value at end of period	22.30	24.58	23.58	19.73	22.61	22.15	16.62	14.93	15.62	13.10
Number of accumulation units outstanding at end of period	1,110	1,110	1,110	1,110	1,110	1,110	1,724	2,909	2,310	931
SCHWAB GOVERNMENT MONEY MARKET
Value at beginning of period	9.38	9.42	9.50	9.58	9.66	9.74	9.82	9.90	9.98	10.06
Value at end of period	9.44	9.38	9.42	9.50	9.58	9.66	9.74	9.82	9.90	9.98
Number of accumulation units outstanding at end of period	27,668	35,465	40,523	51,045	58,358	41,676	67,377	52,152	18,784	32,633
SCHWAB S&P 500 INDEX
Value at beginning of period	21.29	17.64	15.93	15.88	14.12	10.78	9.40	9.30	8.18	6.54
Value at end of period	20.18	21.29	17.64	15.93	15.88	14.12	10.78	9.40	9.30	8.18
Number of accumulation units outstanding at end of period	21,848	26,860	24,963	23,889	24,840	24,746	18,674	17,283	18,118	11,103
TEMPLETON FOREIGN VIP
Value at beginning of period	13.75	11.88	11.18	12.06	13.68	11.22	9.57	10.80	10.00
Value at end of period	11.52	13.75	11.88	11.18	12.06	13.68	11.22	9.57	10.80
Number of accumulation units outstanding at end of period	-	1,105	3,834	3,834	4,167	2,227	372	-	-
TEMPLETON GLOBAL BOND VIP
Value at beginning of period	9.85	9.71	9.52	10.03	10.00
Value at end of period	9.92	9.82	9.71	9.52	10.03
Number of accumulation units outstanding at end of period	5,852	6,812	696	696	1,693
THIRD AVENUE VALUE
Value at beginning of period	12.77	11.33	10.19	11.27	10.89	9.23	7.31	9.37	8.29	5.75
Value at end of period	10.08	12.77	11.33	10.19	11.27	10.89	9.23	7.31	9.37	8.29
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	5,114	5,114	7,642
TVST TOUCHSTONE BOND
Value at beginning of period	12.94	12.59	12.59	12.86	12.47	12.62	11.95	11.25	10.58	10.00
Value at end of period	12.59	12.94	12.59	12.59	12.86	12.47	12.62	11.95	11.25	10.58
Number of accumulation units outstanding at end of period	-	341	341	341	341	-	-	-	-	-
TVST TOUCHSTONE COMMON STOCK
Value at beginning of period	31.59	26.22	23.77	23.93	21.87	16.74	14.67	14.49	12.62	10.00
Value at end of period	28.80	31.59	26.22	23.77	23.93	21.87	16.74	14.67	14.49	12.62
Number of accumulation units outstanding at end of period	1,746	2,397	2,011	2,023	2,029	2,778	1,579	1,672	-	-
TVST TOUCHSTONE FOCUSED
Value at beginning of period	31.70	28.13	25.09	24.81	22.12	16.55	13.92	15.83	13.13	10.00
Value at end of period	28.93	31.70	28.13	25.09	24.81	22.12	16.55	13.92	15.83	13.13
Number of accumulation units outstanding at end of period	710	710	513	513	-	-	-	-	-	-
TVST TOUCHSTONE SMALL COMPANY

Investment Division (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	34.00	28.79	24.15	24.68	23.34	17.47	15.81	15.48	12.62	10.00
Value at end of period	31.02	34.00	28.79	24.15	24.68	23.34	17.47	15.81	15.48	12.62
Number of accumulation units outstanding at end of period	283	755	447	-	-	622	-	-	-	-
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	11.57	11.90	8.37	12.72	15.90	14.54	14.22	17.22	13.50	10.00
Value at end of period	8.21	11.57	11.90	8.37	12.72	15.90	14.54	14.22	17.55	13.50
Number of accumulation units outstanding at end of period	2,090	2,090	4,797	3,703	3,877	3,509	995	1,987	926	-
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND
Value at beginning of period	11.88	10.68	10.12	11.74	11.59	12.87	12.29	11.47	10.89	10.00
Value at end of period	11.06	11.88	10.68	10.12	11.74	11.59	12.87	12.29	11.47	10.89
Number of accumulation units outstanding at end of period	3,483	3,483	3,775	8,838	8,941	9,905	9,240	7,232	5,355	1,991
WELLS FARGO VT DISCOVERY
Value at beginning of period	24.81	19.37	18.15	18.58	18.67	13.09	11.22	11.26	8.38	6.02
Value at end of period	22.86	24.81	19.37	18.15	18.58	18.67	13.09	11.22	11.26	8.38
Number of accumulation units outstanding at end of period	1,084	1,084	1,084	1,057	1,014	1,140	1,644	2,050	3,171	-
WELLS FARGO VT OMEGA GROWTH
Value at beginning of period	14.47	10.84	10.87	10.82	10.00
Value at end of period	14.38	14.47	10.84	10.87	10.82
Number of accumulation units outstanding at end of period	3,157	3,448	2,632	2,606	766
WELLS FARGO VT OPPORTUNITY
Value at beginning of period	20.81	17.42	15.65	16.29	14.88	11.48	10.03	10.70	8.72	10.00
Value at end of period	19.16	20.81	17.42	15.65	16.29	14.88	11.48	10.03	10.70	8.72
Number of accumulation units outstanding at end of period	229	229	229	200	148	-	444	444	444	-

Appendix B - Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(i)	the net asset value per share of the Portfolio shares determined as of the end of the current valuation period, plus
(ii)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current valuation period, plus or minus
(iii)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the net result of:
(i)	the net asset value per share of the Portfolio shares held in the Sub-Account determined as of the end of the immediately preceding valuation period; plus or minus
(ii)	the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding valuation period, and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.65% if you have selected Death Benefit Option 1 or 0.85% if you have selected Death Benefit Option 2.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the accumulation unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(i) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
B-1

VARIABLE ANNUITY-1 SERIES ACCOUNT
SCHWAB ONESOURCE ANNUITY®
Flexible Premium Deferred Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company  of New York
489 Fifth Ave., 28th Floor
New York, New York 10017
Telephone: (800) 537-2033
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2019, which is available without charge by contacting the Annuity Service Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (800) 838-0650.
The date of this Statement of Additional Information is
May 1, 2019
i

ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms not defined in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company of New York (the “Company” or “Great-West”) (formerly known as First Great-West Life & Annuity Insurance Company, and before that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, which was created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-1 Series Account (the (“Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
On January 24, 2019, GWL&A announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by GWL&A or its affiliates for a transitional period following the closing, Protective will agree to provide administration for the Contract in accordance with their terms and conditions. The transaction is expected to close in the first half of 2019, subject to regulatory approvals and customary closing conditions.
CALCULATION OF ANNUITY PAYOUTS
Variable Annuity Options
The Contract provides two variable annuity payout options. When a variable annuity payout option has been selected, Great-West converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by the Sub-Account's Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the annuity payout period.
The first payout under a variable annuity payout option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. Payouts after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account.
POSTPONEMENT OF PAYOUTS
With respect to amounts allocated to the Series Account, payout of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payout are received by the Annuity Service Center. However, the determination, application or payout of any death benefit, Transfer, full surrender, partial withdrawal or annuity payout may be deferred to the extent dependent on Accumulation or Annuity Unit Values,
1

for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for Great-West to determine the investment experience of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.
SERVICES
A.    Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta St, Denver, CO 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The statutory financial statements of Great-West Life & Annuity Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C.    Principal Underwriter
The offering of the Contracts ceased on September 30, 2014. The offering was previously made on a continuous basis by GWFS Equities, Inc. (“GWFS”), an affiliate of Great-West. GWFS is a Delaware corporation, a broker-dealer registered with the Securities and Exchange Commission (“SEC”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Contract generally was issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS for the Contracts was zero for each of the last three fiscal years.
D.    Administrative Services
Great-West and GWL&A have entered into an Administrative Services Agreement dated August 1, 2003, as amended. Pursuant to the agreement, GWL&A performs certain corporate support services, investment services and other back office administrative services for Great-West. In addition, certain of GWL&A's property, equipment, and facilities are made available for Great-West for its operations. All charges for services and use of facilities to the extent practicable reflect actual costs, and are intended to be in accordance with New York Insurance Laws.
Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West. The total compensation paid to GWFS in connection with these services was zero for each of the last three fiscal years.
WITHHOLDING
Annuity payouts and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payouts from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payouts to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special “backup withholding” rules may require
2

Great-West to disregard the recipient's election if the recipient fails to supply Great-West with a taxpayer identification number (“TIN”) (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The financial statements of Great-West Life & Annuity Insurance Company of New York should be considered only as bearing upon Depositor's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.
3

Great-West Life & Annuity Insurance Company of New York

(A wholly owned subsidiary of Great-West Life & Annuity Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2018 and 2017 and

Related Statutory Statements of Operations, Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2018 and Report of Independent Registered Public Accounting Firm

Deloitte & Touche LLP 1601 Wewatta Street Suite 400 Denver, CO 80202-3942 USA Tel: 1 303 292 5400 Fax: 1 303 312 4000 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company of New York

New York, New York

Opinion on the Statutory Financial Statements

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company of New York (the “Company”) (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company) as of December 31, 2018 and 2017, the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the “statutory financial statements”). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

As described in Note 1 to the statutory financial statements, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the New York State Department of Financial Services. The effects on the statutory financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1 to the statutory financial statements.

Basis for Opinion

These statutory financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s statutory financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the statutory financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1 to the statutory financial statements, the accompanying statutory financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company, as portions of certain expenses represent allocations made from affiliates.

March 26, 2019

We have served as the Company’s auditor since 1981

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2018 and 2017

(In Thousands, Except Share Amounts)

	December 31,
	2018	2017

Admitted assets:

Cash and invested assets:

Bonds	$1,290,067	$1,253,814

Mortgage loans (net of allowances of $20 and $20)	75,980	90,690

Contract loans	20,155	25,411

Cash, cash equivalents and short-term investments	79,548	27,811

Securities lending collateral assets	16,556	—

Other invested assets	5,694	5,982

Total cash and invested assets	1,488,000	1,403,708

Investment income due and accrued	11,878	11,017

Premiums deferred and uncollected	1,964	2,185

Reinsurance recoverable	928	4,250

Deferred income taxes	6,053	5,649

Due from parent and affiliates	2,039	2,514

Other assets	7,434	7,741

Assets from separate accounts	681,575	761,399

Total admitted assets	$2,199,871	$2,198,463

See notes to statutory financial statements.	Continued

3

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2018 and 2017

(In Thousands, Except Share Amounts)

	December 31,
	2018	2017

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$1,392,937	$1,320,402

Aggregate reserves for accident and health policies	177	167

Life and accident and health policy and contract claims	2,497	2,452

Liability for deposit-type contracts	1,955	2,191

Provision for policyholders’ dividends	2,600	3,100

Asset valuation reserve	7,938	7,156

Interest maintenance reserve	7,463	8,915

Due to parent and affiliates	3,335	2,539

Payable for securities lending collateral	16,556	—

Current federal income taxes payable to affiliate	227	—

Other liabilities	1,292	2,760

Liabilities from separate accounts	681,452	761,267

Total liabilities	2,118,429	2,110,949

Contingencies (See Note 15)

Capital and surplus:
Common stock, $1,000 par value; 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500

Gross paid in and contributed surplus	32,450	32,450

Unassigned funds	46,492	52,564

Total capital and surplus	81,442	87,514

Total liabilities, capital and surplus	$2,199,871	$2,198,463

See notes to statutory financial statements.	Concluded

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Operations

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Income:

Premium income and annuity considerations	$267,967	$328,539	$371,134

Net investment income	50,307	47,715	41,570

Amortization of interest maintenance reserve	1,236	1,506	1,876

Commission and expense allowances on reinsurance ceded	101	105	109

Fee income from separate accounts	4,017	3,625	3,156

Other income	10,965	9,572	9,857

Total income	334,593	391,062	427,702

Expenses:

Death benefits	10,778	12,489	8,371

Annuity benefits	10,660	10,222	9,953

Surrender benefits	222,163	193,461	151,560

Increase in aggregate reserves for life and accident and health policies and contracts	72,545	134,474	204,746

Other benefits	221	143	216

Total benefits	316,367	350,789	374,846

Commissions	14,482	15,939	14,929

Other insurance expenses	16,251	14,989	16,439

Net transfers to separate accounts	(10,143)	1,435	20,511

Total benefits and expenses	336,957	383,152	426,725

Net (loss) gain from operations before dividends to policyholders, federal income taxes and net realized capital (losses) gains	(2,364)	7,910	977

Dividends to policyholders	2,132	3,065	2,646

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized capital (losses) gains	(4,496)	4,845	(1,669)

Federal income tax expense	952	1,716	275

Net (loss) gain from operations before net realized capital (losses) gains	(5,448)	3,129	(1,944)

Net realized capital (losses) gains, less tax benefits of $46, $0 and $0, and transfers to interest maintenance reserve	(176)	—	—

Net (loss) income	$(5,624)	$3,129	$(1,944)

See notes to statutory financial statements.

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Capital and surplus, beginning of year	$87,514	$86,725	$88,786

Net (loss) income	(5,624)	3,129	(1,944)

Change in net unrealized capital gains, net of income taxes	—	134	24

Change in net deferred income taxes	2,613	(5,876)	2,472

Change in non-admitted assets	(2,271)	4,476	(1,810)

Change in asset valuation reserve	(782)	(1,088)	(807)

Surplus withdrawn from separate accounts	—	6	15

Changes in capital and surplus as a result of separate accounts	(8)	8	(11)

Net change in capital and surplus for the year	(6,072)	789	(2,061)

Capital and surplus, end of year	$81,442	$87,514	$86,725

See notes to statutory financial statements.

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016
Operating activities:

Premium income	$267,526	$327,526	$370,310

Investment income received, net of investment expenses paid	50,757	47,769	41,539

Other miscellaneous income received	15,083	13,301	12,830

Benefit and loss related payments	(233,651)	(221,110)	(165,857)

Net transfers to separate accounts	8,903	(3,766)	(20,522)

Commissions, other expenses and taxes paid	(30,893)	(32,292)	(30,929)

Dividends paid to policyholders	(2,632)	(2,865)	(2,846)

Federal income taxes paid, net	(512)	(922)	(3,956)

Net cash provided by operating activities	74,581	127,641	200,569

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	83,327	195,330	240,481

Mortgage loans	19,705	8,674	12,059

Other	394	—	—

Cost of investments acquired:

Bonds	(122,177)	(344,580)	(431,014)

Mortgage loans	(5,000)	—	(6,100)

Other	—	(445)	(6)

Net change in contract loans	26	1,608	(1,281)

Net cash used in investing activities	$(23,725)	$(139,413)	$(185,861)

See notes to statutory financial statements.	Continued

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016
Financing and miscellaneous activities:

Deposit-type contract withdrawals, net of deposits	$(334)	$(359)	$(449)

Other	1,215	6,761	(2,864)

Net cash provided by (used in) financing and miscellaneous activities	881	6,402	(3,313)

Net increase (decrease) in cash, cash equivalents and short-term investments	51,737	(5,370)	11,395

Cash, cash equivalents and short-term investments:

Beginning of year	27,811	33,181	21,786

End of year	$79,548	$27,811	$33,181

See notes to statutory financial statements.	Concluded

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company is incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York State Department of Financial Services (the “Department”). The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuity products in the State of New York.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Department. The Department requires that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of New York Superintendent of Financial Services.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The NAIC SAP has been adopted as a component of prescribed or permitted practices by the Department. The Department has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.    Specifically, for New York domiciled companies, the amount of ceded reserves are limited to the amount of direct reserves while NAIC SAP does not have this specific requirement.

A reconciliation of the Company’s capital and surplus and statutory net income between NAIC SAP and practices prescribed by the Department is shown below.

	Statutory Capital and Surplus			Statutory Net Income (Loss)
	December 31,			Year ended December 31,
	2018	2017	2016	2018	2017	2016

New York prescribed basis	$81,442	$87,514	$86,725	$(5,624)	$3,129	$(1,944)

State prescribed practices, ceded reserves

Ceded reserves	1,598	1,266	1,432	332	(166)	356

Current income taxes on ceded reserves	(336)	(443)	(501)	107	58	(125)

NAIC SAP basis	$82,704	$88,337	$87,656	$(5,185)	$3,021	$(1,713)

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with initial remaining maturities of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible credit-related fluctuations in the value of bonds. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and mortgage loans attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•

As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Ceded aggregate reserves and policy and contract claim liabilities are netted against aggregate reserves for life policies and contracts for statutory accounting purposes. Under GAAP, these items are reported as reinsurance recoverable.

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions are amortized to the call or maturity value/date which produces the lowest asset value.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Mortgage loans consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in other liabilities. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market securities that are traded in an active market, and are carried at fair value.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold, but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For bond and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

¡

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR.

14

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

Policy reserves ceded to other insurance companies are recorded as a reduction of the reserve liabilities. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. PBR will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company will defer implementation and is currently evaluating impact of adoption of PBR on its financial statements.

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

3. Related Party Transactions

In the normal course of business, the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, distribution and administrative services, and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2018	2017	2016

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds.	GWFS Equities, Inc.(1)	$10,002	$10,406	$9,825	Other income

Provides recordkeeping services.	GWL&A	2,551	2,423	2,096	Other income

Receives recordkeeping services.	FASCore, LLC (1)	(11,062)	(9,313)	(6,043)	Other income

Receives investment advisory services.	GWL&A	(718)	(639)	(602)	Net investment income

Receives recordkeeping services at cost.	FASCore, LLC (1)	—	—	1,164	Other insurance expenses

(1) A wholly-owned subsidiary of GWL&A.

Due to/from parent and affiliates represents non-interest bearing amounts which are due upon demand. Due to/from parent and affiliates include amounts receivable from or payable to Lifeco U.S. and subsidiaries of Lifeco U.S.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2018	2017
GWFS Equities, Inc.(1)	On account	On demand	$2,034	$2,510
Other related party receivables	On account	On demand	5	4

Total			$2,039	$2,514

(1) A wholly-owned subsidiary of GWL&A.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2018	2017
FASCore, LLC (1)	On account	On demand	$2,867	$1,588

GWL&A	On account	On demand	356	726

The Canada Life Assurance Company(2)	On account	On demand	112	221

Other related party payables	On account	On demand	—	4

Total			$3,335	$2,539

(1) A wholly-owned subsidiary of GWL&A.

(2) An indirect wholly-owned subsidiary of Lifeco.

Included in current federal income taxes payable to affiliate at December 31, 2018 is $227 of income tax payable to Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S. Included in current federal income taxes recoverable from affiliate at December 31, 2017 is $110 of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

The Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2018
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$14,493	$85	$340	$14,238

U.S. states, territories and possessions	14,994	1,517	22	16,489

Political subdivisions of states and territories	31,065	2,564	43	33,586

Special revenue and special assessments	6,627	—	32	6,595

Industrial and miscellaneous	1,015,231	5,719	29,017	991,933

Loan-backed and structured securities	207,657	3,025	4,169	206,513

Total bonds	$1,290,067	$12,910	$33,623	$1,269,354

	December 31, 2017
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$13,127	$75	$—	$13,202

U.S. states, territories and possessions	15,856	2,191	—	18,047

Political subdivisions of states and territories	31,086	3,403	—	34,489

Special revenue and special assessments	6,841	420	—	7,261

Industrial and miscellaneous	960,868	19,685	6,052	974,501

Loan-backed and structured securities	226,036	4,786	2,075	228,747

Total bonds	$1,253,814	$30,560	$8,127	$1,276,247

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2018

	Book/adjusted
	carrying value	Fair value

Due in one year or less	$70,086	$70,071

Due after one year through five years	361,476	357,467

Due after five years through ten years	480,741	467,882

Due after ten years	170,107	167,421

Loan-backed and structured securities	207,657	206,513

Total bonds	$1,290,067	$1,269,354

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	December 31,
	2018	2017	2016

Proceeds from sales	$38,025	$144,282	$199,512

Gross realized gains from sales	381	1,542	4,924

Gross realized losses from sales	413	2,960	876

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2018
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$12,312	$340	$—	$—	$12,312	$340

U.S. states, territories and possessions	3,202	22	—	—	3,202	22

Political subdivisions of states and territories	6,365	43	—	—	6,365	43

Special revenue and special assessments	6,516	32	—	—	6,516	32

Industrial and miscellaneous	501,241	14,146	303,241	14,871	804,482	29,017

Loan-backed and structured securities	56,478	632	86,015	3,537	142,493	4,169

Total bonds	$586,114	$15,215	$389,256	$18,408	$975,370	$33,623

Total number of securities in an unrealized loss position		158		114		272

	December 31, 2017
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	$214,866	$2,043	$126,918	$4,009	$341,784	$6,052

Loan-backed and structured securities	55,653	361	54,356	1,714	110,009	2,075

Total bonds	$270,519	$2,404	$181,274	$5,723	$451,793	$8,127

Total number of securities in an unrealized loss position		78		52		130

Bonds - Total unrealized losses and OTTI increased by $25,496, or 314%, from December 31, 2017 to December 31, 2018. The increase in unrealized losses was across all asset classes and reflects higher interest rates at December 31, 2017, compared to December 31, 2017, resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months increased by $12,685 from December 31, 2017 to December 31, 2018. Industrial and miscellaneous securities account for 81% of the unrealized losses and OTTI greater than twelve months at December 31, 2018. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities account for 19%, or $3,537, of the unrealized losses and OTTI greater than twelve months at December 31, 2018. These securities continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 14% and 16% of total invested assets at December 31, 2018 and 2017, respectively.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Securities lending

Securities with a cost or amortized cost of $16,588 and estimated fair values of $16,033 were on loan under the program at December 31, 2018. There were no securities on loan at December 31, 2017. The Company received cash of $16,556 as collateral at December 31, 2018.

The following table summarizes the securities on loan by category at December 31, 2018:

	Book/adjusted carrying value	Fair value

Government - Treasury	$12,652	$12,312

Industrial and Miscellaneous	3,936	3,721

Total	$16,588	$16,033

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The cash collateral received of $16,556 was reinvested into short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Restricted Assets

At December 31, 2018 and 2017, the Company had investments with a book/adjusted carrying value of $1,842 and $267, respectively, on deposit or in trust accounts controlled by various state insurance departments in accordance with statutory requirements. Additionally, the Company held collateral under securities lending agreements in the amount of $16,556 and $0 as of December 31, 2018 and December 31, 2017, respectively. The total restricted assets amount represents less than 1% of both total assets and total admitted assets at December 31, 2018 and 2017.

Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2018	2017	2016

Bonds	$45,776	$42,163	$35,770

Mortgage loans	3,486	4,396	4,855

Contract loans	838	1,079	1,154

Cash, cash equivalents and short-term investments	624	382	74

Other invested assets	267	270	272

Miscellaneous income	34	64	47

Gross investment income	51,025	48,354	42,172

Expenses	(718)	(639)	(602)

Net investment income	$50,307	$47,715	$41,570

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes net realized capital (losses) gains on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2018	2017	2016

Net realized capital (losses) gains, before federal income tax	$(495)	$(1,180)	$4,012
Less: Federal income tax (benefit) expense	(103)	(413)	(1,404)

Net realized capital (losses) gains, before IMR transfer	(392)	(767)	2,608
Net realized capital (losses) gains transferred to IMR, net of federal income tax (benefit) of ($57), ($413) and $1,404, respectively	(216)	(767)	2,608

Net realized capital (losses) gains, net of federal income (benefit) tax of ($46), $0 and $0, respectively, and IMR transfer	$(176)	$—	$—

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2018	2017

Industrial and miscellaneous	80%	82%

	Concentration by industry
	December 31,
	2018	2017

Financial services	25%	25%

Mortgage Loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $76,000 and $90,710 as of December 31, 2018 and 2017, respectively. All mortgages were current as of December 31, 2018 and 2017.

The maximum and minimum lending rates for commercial mortgage loans originated during the year ended December 31, 2018 were 4.31%. During 2018, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 48%. There were no new fundings during the year ended December 31, 2017.

The following table summarizes activity in the commercial mortgage provision allowance for the years ended December 31, 2018 and 2017:

	December 31,
	2018	2017

Beginning balance	$20	$74

Recoveries of amounts previously charged off	—	(54)

Ending balance	$20	$20

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type
	December 31,
	2018	2017

Multi-family	38%	32%

Retail	25%	22%

Industrial	21%	38%

Office	14%	6%

Other	2%	2%

	100%	100%

	Concentration by geographic area
	December 31,
	2018	2017

Pacific	56%	61%

South Atlantic	17%	15%

East North Central	13%	11%

Middle Atlantic	7%	7%

West North Central	7%	—%

Mountain	—%	6%

	100%	100%

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2018

Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$1,269,354	$1,290,067	$—	$1,269,354	$—	$—	$1,269,354

Mortgage Loans	76,552	75,980	—	76,552	—	—	76,552

Cash, cash equivalents and short-term investments	79,548	79,548	79,548	—	—	—	79,548

Contract loans	20,166	20,155	—	20,166	—	—	20,166

Other long term invested assets	5,640	5,349	—	5,640	—	—	5,640

Securities lending reinvested collateral assets	16,556	16,556	—	16,556	—	—	16,556

Receivable for securities	345	345	—	345	—	—	345

Separate accounts assets	681,575	681,575	678,545	265	—	2,765	681,575

Total assets	$2,149,736	$2,169,575	$758,093	$1,388,878	$—	$2,765	$2,149,736

Liabilities:

Deposit-type contracts	$1,952	$1,955	$—	$1,952	$—	$—	$1,952

Payable under securities lending agreement	16,556	16,556	—	16,556	—	—	16,556

Payable for securities	152	152	—	152	—	—	152

Total liabilities	$18,660	$18,663	$—	$18,660	$—	$—	$18,660

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2017
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Total (All Levels)

Bonds	$1,276,247	$1,253,814	$—	$1,276,247	$—	$1,276,247

Mortgage Loans	93,720	90,690	—	93,720	—	93,720

Cash, cash equivalents and short-term investments	27,811	27,811	27,811	—	—	27,811

Contract loans	25,426	25,411	—	25,426	—	25,426

Other long term invested assets	6,002	5,394	—	6,002	—	6,002

Receivable for securities	588	588	—	588	—	588

Separate accounts assets	761,399	761,399	757,863	3,536	—	761,399

Total assets	$2,191,193	$2,165,107	$785,674	$1,405,519	$—	$2,191,193

Liabilities:

Deposit-type contracts	$2,193	$2,191	$—	$2,193	$—	$2,193

Total liabilities	$2,193	$2,191	$—	$2,193	$—	$2,193

Bonds

The fair values for bonds are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable and payable for securities

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable and payable for securities is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers and obligors. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Separate account assets

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

Fair Value Hierarchy

The following tables present the Company’s financial assets carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date
	December 31, 2018
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Separate account assets (1)	$678,545	$265	$—	$2,765	$681,575

Total assets at fair value	$678,545	$265	$—	$2,765	$681,575

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

	Fair Value Measurements at Reporting Date
	December 31, 2017
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Separate account assets (1)	$757,863	$3,536	$—	$—	$761,399

Total assets at fair value	$757,863	$3,536	$—	$—	$761,399

(1)	Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6. Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2018			December 31, 2017
Type	Asset	Non-admitted asset	Admitted asset	Asset	Non-admitted asset	Admitted asset

Contract loans	$20,166	$11	$20,155	$25,426	$15	$25,411

Premiums deferred and uncollected	1,970	6	1,964	2,195	10	2,185

Deferred income taxes	13,923	7,870	6,053	11,310	5,661	5,649

Other assets	7,896	462	7,434	8,132	392	7,741

Total	$43,955	$8,349	$35,606	$47,063	$6,078	$40,986

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

7. Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2018		December 31, 2017
Type	Gross	Net of loading	Gross	Net of loading

Ordinary new business	$9	$1	$11	$1

Ordinary renewal business	2,228	1,963	2,476	2,184

Total	$2,237	$1,964	$2,487	$2,185

8. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts. On existing business, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retains 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retains 100% of the first $250 per individual life. New term and business-owned life insurance policies are reinsured to GWL&A. The Company does not assume new business under reinsurance agreements.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2018 and 2017 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

9. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	2.25% to 6.00%

	- Annuity Funds	3.50% to 11.25%

	- Disability	3.00% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

	- Annuity Funds	Various annuity valuation tables, primarily including the 71 and 83a Individual Annuitant Mortality (“IAM”), Annuity 2000, and the 1971 and 1983 Group Annuity Mortality (“GAM”) Table

Morbidity	- Disability	Various disability tables, primarily including 58 and 80 CSO, 64 CDT and 1970 Intercompany DISA.

The Company waives deduction of deferred fractional premium upon the death of the insured for all issues and returns any portion of the final premium beyond the date of death for 1980 and later issues of Canada Life of New York. When surrender values exceed aggregate reserves, excess cash value reserves are held.

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2018 and 2017, the Company had $745,357 and $769,848, respectively of insurance in force, before reinsurance ceded, for which the gross premiums are less than the net premiums according to the standard of valuation set by the Department.

Tabular interest and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released and tabular interest on funds not involving life contingencies have been determined by formula.

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2018
	General Account	Separate Account Nonguaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$354	$—	$354	—%

At book value less current surrender charges of 5% or more	—	—	—	—%

At fair value	—	632,537	632,537	47.3%

Total with adjustment or at market value	354	632,537	632,891	47.3%

At book value without adjustment (minimal or no charge or adjustment)	7,841	—	7,841	0.6%

Not subject to discretionary withdrawal	697,629	—	697,629	52.1%

Total gross	705,824	632,537	1,338,361	100.0%

Reinsurance ceded	20	—	20

Total, net	$705,804	$632,537	$1,338,341

	December 31, 2017
	General Account	Separate Account Nonguaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$274	$—	$274	—%

At book value less current surrender charges of 5% or more	—	—	—	—%

At fair value	—	722,432	722,432	51.7%

Total with adjustment or at market value	274	722,432	722,706	51.7%

At book value without adjustment (minimal or no charge or adjustment)	8,123	—	8,123	0.6%

Not subject to discretionary withdrawal	666,640	—	666,640	47.7%

Total gross	675,037	722,432	1,397,469	100.0%

Reinsurance ceded	—	—	—

Total, net	$675,037	$722,432	$1,397,469

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following information is obtained from the applicable exhibit in the Company’s December 31, 2018 and 2017 annual statements and related separate account annual statement, both of which are filed with the Division and is provided to reconcile annuity reserves and deposit funds to amounts reported in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus:

	December 31,
	2018	2017

Life and Accident and Health Annual Statement (net of reinsurance):

Annuities included in aggregate reserve for life policies and contracts	$703,471	$672,350

Supplementary contracts with life contingencies included in aggregate reserve for life policies and contracts	378	496

Liability for deposit-type contracts	1,955	2,191

Sub-total general account	705,804	675,037

Separate Accounts Annual Statement:

Annuities included in aggregate reserve for life policies and contracts	632,537	722,432

Total	$1,338,341	$1,397,469

10. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product

All the products are classified as separate accounts for the statutory financial statements.

Separate account assets and related liabilities are carried at fair value in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds.

All assets within each of the Company’s separate accounts are considered legally insulated from the general account at December 31, 2018. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2018 and 2017, the Company’s separate account assets that are legally insulated from the general account claims are $681,575 and $761,399, respectively.

All separate accounts are non-guaranteed separate accounts and include unit investment trusts, or series accounts that invest in diversified open-end management investment companies. The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder.

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31,
	2018	2017

Premiums, considerations or deposits	$110,705	$101,643

Reserves:

For accounts with assets at:

Fair value	$664,248	$752,766

Total reserves	$664,248	$752,766

By withdrawal characteristics:

At fair value	$664,248	$752,769

Total subject to discretionary withdrawals	$664,248	$752,769

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2018	2017	2016
Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$110,705	$101,643	$99,726

Transfers from separate accounts	(150,178)	(115,482)	(104,600)

Net transfers from separate accounts	(39,473)	(13,839)	(4,874)

Reconciling adjustments:

Net transfer of reserves to separate accounts	29,330	15,274	25,385

Net transfers as reported in the Statements of Operations	$(10,143)	$1,435	$20,511

11. Capital and Surplus, Dividend Restrictions, and Other Matters

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company did not pay dividends during the years ended December 31, 2018 and 2017.

The maximum amount of dividends which can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent of Financial Services, is subject to restrictions relating to statutory surplus and statutory net gain from operations. The Company may pay up to $0 of dividends during the year ended December 31, 2019 without the approval of the Superintendent. Dividends are non-cumulative.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2018	2017

Unrealized gains	$801	$801

Non-admitted assets	(8,349)	(6,078)

Asset valuation reserve	(7,938)	(7,156)

Separate account business	139	148

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

12. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset (liability):

	December 31, 2018			December 31, 2017			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$14,937	$608	$15,545	$11,955	$469	$12,424	$2,982	$139	$3,121

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	14,937	608	15,545	11,955	469	12,424	2,982	139	3,121

Deferred tax assets non-admitted	(7,536)	(334)	(7,870)	(5,544)	(117)	(5,661)	(1,992)	(217)	(2,209)

Net admitted deferred tax asset	7,401	274	7,675	6,411	352	6,763	990	(78)	912

Gross deferred tax liabilities	(1,622)	—	(1,622)	(1,114)	—	(1,114)	(508)	—	(508)

Net admitted deferred tax asset	$5,779	$274	$6,053	$5,297	$352	$5,649	$482	$(78)	$404

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following tables present the amount of deferred tax asset admitted under each component of SSAP No. 101:

		December 31, 2018			December 31, 2017			Change

		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	5,779	274	6,053	5,297	352	5,649	482	(78)	404

	(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	5,779	274	6,053	5,297	352	5,649	482	(78)	404

	(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold			11,308			12,280			(972)

(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	1,622	—	1,622	1,114	—	1,114	508	—	508

	Total deferred tax assets admitted as a results of the application of SSAP No. 101	$7,401	$274	$7,675	$6,411	$352	$6,763	$990	$(78)	$912

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2018	2017

Ratio percentage used to determine recovery period and threshold limitation amount	806.12%	931.85%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$75,389	$82,270

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table presents the impact of tax planning strategies:

	December 31, 2018		December 31, 2017		Change

	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$14,937	$608	$11,955	$469	$2,982	$139

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$7,401	$274	$6,411	$352	$990	$(78)

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,

	2018	2017	Change

Current income tax	$952	$1,716	$(764)

Federal income tax (benefit) on net capital gains	(103)	(413)	310

Total	$849	$1,303	$(454)

	Year Ended December 31,

	2017	2016	Change

Current income tax	$1,716	$275	$1,441

Federal income tax (benefit) on net capital gains	(413)	1,404	(1,817)

Total	$1,303	$1,679	$(376)

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,

Deferred income tax assets:	2018	2017	Change

Ordinary:

Reserves	$6,261	$3,624	$2,637

Deferred acquisition costs	6,899	6,289	610

Provision for dividends	546	651	(105)

Compensation and benefit accrual	184	227	(43)

Receivables - non-admitted	77	79	(2)

Tax credit carryforward	830	980	(150)

Other	140	105	35

Total ordinary gross deferred tax assets	14,937	11,955	2,982

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	14,937	11,955	2,982

Non-admitted ordinary deferred tax assets	(7,536)	(5,544)	(1,992)

Admitted ordinary deferred tax assets	7,401	6,411	990

Capital:

Investments	608	468	140

Total capital gross deferred tax assets	608	468	140

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	608	468	140

Non-admitted capital deferred tax assets	(334)	(117)	(217)

Admitted capital deferred tax assets	274	351	(77)

Total admitted deferred tax assets	$7,675	$6,762	$913

Deferred income tax liabilities:

Ordinary:

Investments	$(304)	$(158)	$(146)

Premium receivable	(412)	(459)	47

Policyholder Reserves	(906)	(496)	(410)

Total ordinary deferred tax liabilities	(1,622)	(1,113)	(509)

Net admitted deferred income tax asset	$6,053	$5,649	$404

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,

	2018	2017	Change

Total deferred income tax assets	$15,545	$12,423	$3,122

Total deferred income tax liabilities	(1,622)	(1,113)	(509)

Net deferred income tax asset	$13,923	$11,310

Tax effect of unrealized capital gains (losses)			—

Change in net deferred income tax			$2,613

	December 31,

	2017	2016	Change

Total deferred income tax assets	$12,423	$18,424	$(6,001)

Total deferred income tax liabilities	(1,113)	(1,183)	70

Net deferred income tax asset	$11,310	$17,241

Tax effect of unrealized capital gains (losses)			55

Change in net deferred income tax			$(5,876)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

	December 31,

	2018	2017	2016

Income tax expense at statutory rate	$(991)	$1,696	$(585)

Federal tax rate change	—	6,887	—

Tax adjustment for interest maintenance reserve	(260)	(527)	(657)

Income tax (benefit) on realized capital gain (loss)	(57)	(413)	1,404

Dividend received deduction	(236)	(256)	(207)

Prior year adjustment	(152)	(159)	(178)

Tax credits	(136)	(82)	(587)

Tax effect of non-admitted assets	(12)	23	(2)

Other	79	10	19

Total	$(1,765)	$7,179	$(793)

	2018	2017	2016

Federal income taxes incurred	$848	$1,303	$1,679

Change in net deferred income taxes	(2,613)	5,876	(2,472)

Total income tax expense (benefit)	$(1,765)	$7,179	$(793)

On December 22, 2017, H.R. 1, the Tax Reconciliation Act (the “Act”), was enacted. The legislation, which is generally effective for tax years beginning on January 1, 2018, represents significant U.S. tax reform and revises the Internal Revenue Code by, among other items, lowering the federal corporate income tax rate from 35% to 21% and modifying how the U.S. taxes multinational entities. Further, the Act changed how tax basis policy reserves, capitalized specified policy acquisition expenses, and the company’s share of the dividends received deduction and tax exempt interest are to be calculated.

Shortly after enactment, the Securities and Exchange Commission issued Staff Accounting Bulletin No. 118 (“SAB 118”) which provided US GAAP guidance on the accounting for the Act’s impact at December 31, 2017. A reporting entity could recognize

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

provisional amounts, where the necessary information was not available, prepared or analyzed (including computations) in reasonable detail or where additional guidance was needed from the taxing authority to determine the appropriate application of the Act. A reporting entity’s provisional impact analysis was to be adjusted within the 12 month measurement period provided for under SAB 118. The Statutory Accounting Working Group subsequently provided informal interpretative guidance allowing for statutory accounting conformity with the SAB 118 US GAAP guidance.

The Company’s accounting for the income tax effects of the Act is complete as of the period ended December 31, 2018, and no material measurement period adjustments were recognized during the 2018 reporting period.

As of December 31, 2018 the Company had no operating loss carryforwards available for tax purposes.

During the years ended December 31, 2010 through December 31, 2017 the Company generated foreign tax credit carryforwards of $829. These credits will begin to expire in 2020.

There were no income taxes incurred for years ended December 31, 2018, 2017, and 2016 that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

Emjay Corporation

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Advisory Company, LLC

Putnam Fiduciary Trust Company

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

FASCore, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

The Company, Great-West Life & Annuity Insurance Company of South Carolina and Great-West Life & Annuity Insurance Company (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a separate return basis as the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the US consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

operating losses and other tax attributes by members of the US Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP 101. The Company did not recognize any SSAP No. 5R contingencies during 2018 or 2017. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes interest and penalties accrued related to tax contingencies in current income tax expense. The Company did not accrue for the payment of tax contingency interest and penalties at December 31, 2018, 2017 and 2016.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to tax examinations by the I.R.S. for years 2014 and prior. Tax years 2015 through 2017 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local tax audits.

The Company does not have any outstanding AMT credits as of the filing of the 2017 tax return.

The Company does not have any foreign operations as of the periods ended December 31, 2017 and December 31, 2018 and therefore is not subject to the Repatriation Transition Tax or the tax on Global Intangible Low-Taxed Income.

13. Participating Insurance

Premiums paid, net of reinsurance, under individual participating policies were 8%, 6% and 6% of total individual premiums earned during the years ended December 31, 2018, 2017 and 2016, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in the amount of $2,132, $3,065 and $2,646 to its policyholders during the years ended December 31, 2018, 2017 and 2016, respectively.

14. Concentrations

No customer accounted for 10% or more of the Company’s revenues in 2018, 2017, or 2016. In addition, no segment of the Company’s business is dependent on a single customer or a few customers, the loss of which would have a significant effect on the Company or any of its business segments. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents. New York State had concentrations of 96% for the year ended December 31, 2018 and 98% for the years ended December 31, 2017 and 2016.

15. Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters, should they occur, may result in a material impact on the Company’s financial position, results of operations, or cash flows.

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2018

(In Thousands)

16. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through March 26, 2019, the date on which they were issued.

On January 24, 2019, the Company announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business. The transaction is in its initial stage, and is expected to close in the first half of 2019 subject to regulatory and customary closing conditions. On the closing date of the proposed transaction, the Company will transfer to Protective assets equal to the statutory liabilities being insured and will receive a ceding commission (subject to post-closing adjustments) from Protective in consideration of the transferred business.

34

Variable Annuity-1 Series

Account of Great-West Life

& Annuity Insurance

Company of New York

Annual Report for the Year Ended

December 31, 2018 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS GROWTH PORTFOLIO	AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO
ASSETS:
Investments at fair value (1)	$144,511	$165,696	$296,393	$82,247	$209,233	$306,198
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	144,511	165,696	296,393	82,247	209,233	306,198

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	14	19	1,369	10	20	32

Total liabilities	14	19	1,369	10	20	32

NET ASSETS	$144,497	$165,677	$295,024	$82,237	$209,213	$306,166

NET ASSETS REPRESENTED BY:
Accumulation units	$144,497	$165,677	$292,292	$82,237	$209,213	$306,166
Contracts in payout phase			2,732

NET ASSETS	$144,497	$165,677	$295,024	$82,237	$209,213	$306,166

ACCUMULATION UNITS OUTSTANDING	9,219	7,628	20,628	11,370	14,403	17,549

UNIT VALUE (ACCUMULATION)	$15.67	$21.72	$14.17	$7.23	$14.53	$17.45

(1) Cost of investments:	$134,328	$152,524	$317,989	$93,331	$232,807	$373,734
Shares of investments:	5,202	5,026	15,608	6,644	25,423	18,086

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
ASSETS:
Investments at fair value (1)	$49,268	$1,324,185	$274,180	$11,434	$968,032	$474,645
Investment income due and accrued		1
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York					5,488

Total assets	49,268	1,324,186	274,180	11,434	973,520	474,645

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	3	151	29	1	87	33

Total liabilities	3	151	29	1	87	33

NET ASSETS	$49,265	$1,324,035	$274,151	$11,433	$973,433	$474,612

NET ASSETS REPRESENTED BY:
Accumulation units	$49,265	$1,324,035	$274,151	$11,433	$910,872	$474,612
Contracts in payout phase					62,561

NET ASSETS	$49,265	$1,324,035	$274,151	$11,433	$973,433	$474,612

ACCUMULATION UNITS OUTSTANDING	3,794	38,070	13,978	994	67,491	36,749

UNIT VALUE (ACCUMULATION)	$12.98	$34.78	$19.61	$11.50	$13.50	$12.91

(1) Cost of investments:	$55,198	$1,566,719	$292,313	$13,844	$997,432	$530,517
Shares of investments:	724	25,747	14,025	1,083	136,535	52,621

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND
ASSETS:
Investments at fair value (1)	$183,004	$256,958	$1,844,540	$115,376	$83,219	$436,287
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	183,004	256,958	1,844,540	115,376	83,219	436,287

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	20	25	189	8	6	39

Total liabilities	20	25	189	8	6	39

NET ASSETS	$182,984	$256,933	$1,844,351	$115,368	$83,213	$436,248

NET ASSETS REPRESENTED BY:
Accumulation units	$182,984	$256,933	$1,844,351	$115,368	$83,213	$436,248
Contracts in payout phase

NET ASSETS	$182,984	$256,933	$1,844,351	$115,368	$83,213	$436,248

ACCUMULATION UNITS OUTSTANDING	12,154	12,341	95,521	8,876	7,284	41,263

UNIT VALUE (ACCUMULATION)	$15.06	$20.82	$19.31	$13.00	$11.42	$10.57

(1) Cost of investments:	$190,721	$286,500	$1,702,882	$135,267	$96,280	$463,423
Shares of investments:	19,183	14,026	184,270	4,482	4,003	28,722

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS
	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	DELAWARE VIP EMERGING MARKETS SERIES
ASSETS:
Investments at fair value (1)	$28,046	$98,744	$732,262	$728,854	$98,132	$268,120
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	28,046	98,744	732,262	728,854	98,132	268,120

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	2	9	55	80	11	22

Total liabilities	2	9	55	80	11	22

NET ASSETS	$28,044	$98,735	$732,207	$728,774	$98,121	$268,098

NET ASSETS REPRESENTED BY:
Accumulation units	$28,044	$98,735	$732,207	$728,774	$98,121	$268,098
Contracts in payout phase

NET ASSETS	$28,044	$98,735	$732,207	$728,774	$98,121	$268,098

ACCUMULATION UNITS OUTSTANDING	2,602	7,727	57,484	31,455	3,954	26,290

UNIT VALUE (ACCUMULATION)	$10.78	$12.78	$12.74	$23.17	$24.82	$10.20

(1) Cost of investments:	$32,688	$104,127	$806,474	$924,248	$137,123	$301,447
Shares of investments:	1,625	4,135	46,463	44,633	6,950	13,169

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP CORE SERIES	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO
ASSETS:
Investments at fair value (1)	$459,633	$232,911	$90,266	$404,306	$394,739	$183,648
Investment income due and accrued					1,254	431
Receivable for investments sold
Purchase payments receivable			1,154
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	459,633	232,911	91,420	404,306	395,993	184,079

LIABILITIES:
Payable for investments purchased			1,154
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	47	23	6	29	47	20

Total liabilities	47	23	1,160	29	47	20

NET ASSETS	$459,586	$232,888	$90,260	$404,277	$395,946	$184,059

NET ASSETS REPRESENTED BY:
Accumulation units	$459,586	$232,888	$90,260	$404,277	$395,946	$184,059
Contracts in payout phase

NET ASSETS	$459,586	$232,888	$90,260	$404,277	$395,946	$184,059

ACCUMULATION UNITS OUTSTANDING	18,725	12,809	8,139	32,203	18,694	11,899

UNIT VALUE (ACCUMULATION)	$24.54	$18.18	$11.09	$12.55	$21.18	$15.47

(1) Cost of investments:	$528,752	$315,054	$104,335	$455,337	$467,653	$175,579
Shares of investments:	14,030	12,310	5,915	24,066	11,014	6,552

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS CROCI® U.S. VIP	DWS GLOBAL SMALL CAP VIP	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP
ASSETS:
Investments at fair value (1)	$933,339	$223,065	$224,358	$107,221	$1,111,439	$11,996
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	933,339	223,065	224,358	107,221	1,111,439	11,996

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	98	20	27	9	109	1

Total liabilities	98	20	27	9	109	1

NET ASSETS	$933,241	$223,045	$224,331	$107,212	$1,111,330	$11,995

NET ASSETS REPRESENTED BY:
Accumulation units	$933,241	$223,045	$224,331	$107,212	$1,111,330	$11,995
Contracts in payout phase

NET ASSETS	$933,241	$223,045	$224,331	$107,212	$1,111,330	$11,995

ACCUMULATION UNITS OUTSTANDING	41,155	13,267	13,379	11,738	57,524	1,004

UNIT VALUE (ACCUMULATION)	$22.68	$16.81	$16.77	$9.13	$19.32	$11.95

(1) Cost of investments:	$908,025	$261,877	$248,443	$148,174	$1,255,607	$17,315
Shares of investments:	34,226	22,692	16,668	12,034	74,244	946

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED MANAGED VOLATILITY FUND II	FRANKLIN SMALL CAP VALUE VIP FUND	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST BOND INDEX FUND
ASSETS:
Investments at fair value (1)	$125,952	$1,464,545	$92,000	$540,402	$121,967	$35,910
Investment income due and accrued
Receivable for investments sold		1,365
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York		17,571

Total assets	125,952	1,483,481	92,000	540,402	121,967	35,910

LIABILITIES:
Payable for investments purchased
Redemptions payable		1,365
Due to Great-West Life & Annuity Insurance Company of New York	14	159	11	51	11	3

Total liabilities	14	1,524	11	51	11	3

NET ASSETS	$125,938	$1,481,957	$91,989	$540,351	$121,956	$35,907

NET ASSETS REPRESENTED BY:
Accumulation units	$125,938	$1,401,648	$91,989	$540,351	$121,956	$35,907
Contracts in payout phase		80,309

NET ASSETS	$125,938	$1,481,957	$91,989	$540,351	$121,956	$35,907

ACCUMULATION UNITS OUTSTANDING	7,435	91,684	4,194	36,357	13,577	3,532

UNIT VALUE (ACCUMULATION)	$16.94	$15.29	$21.93	$14.86	$8.98	$10.17

(1) Cost of investments:	$148,834	$1,511,992	$96,083	$675,335	$158,346	$35,562
Shares of investments:	10,315	139,215	9,583	37,014	21,976	2,646

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND
ASSETS:
Investments at fair value (1)	$696,317	$32,241	$84,656	$191,177	$871,543	$14,497,534
Investment income due and accrued
Receivable for investments sold	1,679				451	38,360
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	697,996	32,241	84,656	191,177	871,994	14,535,894

LIABILITIES:
Payable for investments purchased
Redemptions payable	1,679				451	38,360
Due to Great-West Life & Annuity Insurance Company of New York	62	2	7	17	58	1,313

Total liabilities	1,741	2	7	17	509	39,673

NET ASSETS	$696,255	$32,239	$84,649	$191,160	$871,485	$14,496,221

NET ASSETS REPRESENTED BY:
Accumulation units	$696,255	$32,239	$84,649	$191,160	$871,485	$14,496,221
Contracts in payout phase

NET ASSETS	$696,255	$32,239	$84,649	$191,160	$871,485	$14,496,221

ACCUMULATION UNITS OUTSTANDING	71,763	2,776	9,011	20,039	82,170	1,259,201

UNIT VALUE (ACCUMULATION)	$9.70	$11.61	$9.39	$9.54	$10.61	$11.51

(1) Cost of investments:	$760,364	$39,593	$98,758	$214,523	$910,324	$15,259,521
Shares of investments:	92,966	3,082	13,632	24,261	69,060	1,183,472

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND
ASSETS:
Investments at fair value (1)	$186,215	$361,472	$92,444	$1,325,264	$168,833	$405,395
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	186,215	361,472	92,444	1,325,264	168,833	405,395

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	16	39	11	128	16	46

Total liabilities	16	39	11	128	16	46

NET ASSETS	$186,199	$361,433	$92,433	$1,325,136	$168,817	$405,349

NET ASSETS REPRESENTED BY:
Accumulation units	$186,199	$361,433	$92,433	$1,325,136	$168,817	$405,349
Contracts in payout phase

NET ASSETS	$186,199	$361,433	$92,433	$1,325,136	$168,817	$405,349

ACCUMULATION UNITS OUTSTANDING	17,040	21,545	3,347	82,611	13,455	31,312

UNIT VALUE (ACCUMULATION)	$10.93	$16.78	$27.62	$16.04	$12.55	$12.95

(1) Cost of investments:	$217,255	$418,388	$85,414	$1,621,843	$176,719	$432,898
Shares of investments:	7,759	22,424	2,988	75,686	33,366	12,292

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND	INVESCO V.I. TECHNOLOGY FUND	IVY VIP INTERNATIONAL CORE EQUITY	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
ASSETS:
Investments at fair value (1)	$74,794	$106,469	$274,172	$90,922	$506,015	$2,316,078
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	74,794	106,469	274,172	90,922	506,015	2,316,078

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	8	10	32	7	59	232

Total liabilities	8	10	32	7	59	232

NET ASSETS	$74,786	$106,459	$274,140	$90,915	$505,956	$2,315,846

NET ASSETS REPRESENTED BY:
Accumulation units	$74,786	$106,459	$274,140	$90,915	$505,956	$2,315,846
Contracts in payout phase

NET ASSETS	$74,786	$106,459	$274,140	$90,915	$505,956	$2,315,846

ACCUMULATION UNITS OUTSTANDING	3,607	8,025	45,675	10,051	17,728	141,449

UNIT VALUE (ACCUMULATION)	$20.73	$13.27	$6.00	$9.05	$28.54	$16.37

(1) Cost of investments:	$87,451	$130,533	$209,391	$106,091	$408,017	$2,077,395
Shares of investments:	6,818	6,684	12,508	6,203	14,993	65,077

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS
	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
ASSETS:
Investments at fair value (1)	$1,822,675	$1,978,795	$498,619	$159,619	$253,659	$56,708
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York			2,695

Total assets	1,822,675	1,978,795	501,314	159,619	253,659	56,708

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	140	215	53	11	23	7

Total liabilities	140	215	53	11	23	7

NET ASSETS	$1,822,535	$1,978,580	$501,261	$159,608	$253,636	$56,701

NET ASSETS REPRESENTED BY:
Accumulation units	$1,822,535	$1,978,580	$480,109	$159,608	$253,636	$56,701
Contracts in payout phase			21,152

NET ASSETS	$1,822,535	$1,978,580	$501,261	$159,608	$253,636	$56,701

ACCUMULATION UNITS OUTSTANDING	157,136	134,126	26,824	8,605	13,541	2,547

UNIT VALUE (ACCUMULATION)	$11.60	$14.75	$17.90	$18.55	$18.73	$22.26

(1) Cost of investments:	$1,867,655	$2,097,815	$371,206	$170,213	$260,807	$70,857
Shares of investments:	162,594	161,798	10,580	14,432	22,668	2,123

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT RESEARCH PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND	MFS VIT II INTERNATIONAL VALUE PORTFOLIO
ASSETS:
Investments at fair value (1)	$212,265	$259,271	$27,057	$1,041,589	$1,159,157	$1,589,744
Investment income due and accrued
Receivable for investments sold				282
Purchase payments receivable						440
Due from Great-West Life & Annuity Insurance Company of New York					4,439

Total assets	212,265	259,271	27,057	1,041,871	1,163,596	1,590,184

LIABILITIES:
Payable for investments purchased						440
Redemptions payable				282
Due to Great-West Life & Annuity Insurance Company of New York	25	30	3	105	132	157

Total liabilities	25	30	3	387	132	597

NET ASSETS	$212,240	$259,241	$27,054	$1,041,484	$1,163,464	$1,589,587

NET ASSETS REPRESENTED BY:
Accumulation units	$212,240	$259,241	$27,054	$1,041,484	$1,154,721	$1,589,587
Contracts in payout phase					8,743

NET ASSETS	$212,240	$259,241	$27,054	$1,041,484	$1,163,464	$1,589,587

ACCUMULATION UNITS OUTSTANDING	25,205	7,917	2,227	78,064	30,270	81,735

UNIT VALUE (ACCUMULATION)	$8.42	$32.74	$12.15	$13.34	$38.15	$19.45

(1) Cost of investments:	$235,194	$198,043	$28,408	$1,139,869	$1,082,709	$1,606,730
Shares of investments:	8,279	7,694	1,282	55,404	25,568	64,624

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND/VA
ASSETS:
Investments at fair value (1)	$191,416	$367,265	$780,059	$14,081	$970,123	$960,160
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York						2,208

Total assets	191,416	367,265	780,059	14,081	970,123	962,368

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	13	38	90	2	97	108

Total liabilities	13	38	90	2	97	108

NET ASSETS	$191,403	$367,227	$779,969	$14,079	$970,026	$962,260

NET ASSETS REPRESENTED BY:
Accumulation units	$191,403	$367,227	$779,969	$14,079	$970,026	$957,911
Contracts in payout phase						4,349

NET ASSETS	$191,403	$367,227	$779,969	$14,079	$970,026	$962,260

ACCUMULATION UNITS OUTSTANDING	19,848	23,365	16,736	854	48,983	38,175

UNIT VALUE (ACCUMULATION)	$9.64	$15.72	$46.60	$16.49	$19.80	$25.09

(1) Cost of investments:	$227,855	$375,107	$652,102	$11,943	$1,154,368	$953,622
Shares of investments:	25,797	12,726	39,962	784	47,231	25,267

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO
ASSETS:
Investments at fair value (1)	$302,386	$83,293	$110,499	$18,783	$918,257	$3,025,854
Investment income due and accrued				70	3,891	7,914
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	302,386	83,293	110,499	18,853	922,148	3,033,768

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	26	8	9	1	2,613	314

Total liabilities	26	8	9	1	2,613	314

NET ASSETS	$302,360	$83,285	$110,490	$18,852	$919,535	$3,033,454

NET ASSETS REPRESENTED BY:
Accumulation units	$302,360	$83,285	$110,490	$18,852	$914,386	$3,033,454
Contracts in payout phase					5,149

NET ASSETS	$302,360	$83,285	$110,490	$18,852	$919,535	$3,033,454

ACCUMULATION UNITS OUTSTANDING	27,534	6,879	20,307	1,922	51,086	249,025

UNIT VALUE (ACCUMULATION)	$10.98	$12.11	$5.44	$9.81	$17.90	$12.18

(1) Cost of investments:	$352,705	$102,868	$127,396	$19,848	$983,965	$3,132,952
Shares of investments:	148,958	4,091	18,355	1,564	126,134	300,184

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER FUND VCT PORTFOLIO	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
ASSETS:
Investments at fair value (1)	$128,830	$4,109,255	$145,690	$138,499	$215,744	$163,488
Investment income due and accrued	215	10,925
Receivable for investments sold		2,384
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York		6,464

Total assets	129,045	4,129,028	145,690	138,499	215,744	163,488

LIABILITIES:
Payable for investments purchased
Redemptions payable		2,384
Due to Great-West Life & Annuity Insurance Company of New York	12	433	16	16	22	19

Total liabilities	12	2,817	16	16	22	19

NET ASSETS	$129,033	$4,126,211	$145,674	$138,483	$215,722	$163,469

NET ASSETS REPRESENTED BY:
Accumulation units	$129,033	$4,113,481	$145,674	$138,483	$215,722	$163,469
Contracts in payout phase		12,730

NET ASSETS	$129,033	$4,126,211	$145,674	$138,483	$215,722	$163,469

ACCUMULATION UNITS OUTSTANDING	13,121	300,955	6,984	8,943	11,614	7,380

UNIT VALUE (ACCUMULATION)	$9.83	$13.67	$20.86	$15.49	$18.57	$22.15

(1) Cost of investments:	$132,747	$4,284,739	$198,680	$162,104	$227,199	$123,208
Shares of investments:	10,872	392,104	10,776	9,023	8,692	3,380

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND
ASSETS:
Investments at fair value (1)	$15,288	$624,777	$77,349	$491,015	$185,897	$70,644
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	15,288	624,777	77,349	491,015	185,897	70,644

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	2	55	7	52	12	5

Total liabilities	2	55	7	52	12	5

NET ASSETS	$15,286	$624,722	$77,342	$490,963	$185,885	$70,639

NET ASSETS REPRESENTED BY:
Accumulation units	$15,286	$624,722	$77,342	$490,963	$185,885	$70,639
Contracts in payout phase

NET ASSETS	$15,286	$624,722	$77,342	$490,963	$185,885	$70,639

ACCUMULATION UNITS OUTSTANDING	1,815	36,883	6,867	28,465	17,996	7,676

UNIT VALUE (ACCUMULATION)	$8.42	$16.94	$11.26	$17.25	$10.33	$9.20

(1) Cost of investments:	$23,909	$609,023	$86,322	$635,809	$187,817	$76,559
Shares of investments:	719	27,023	5,099	36,534	17,197	7,460

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-CAP CORE FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED PORTFOLIO
ASSETS:
Investments at fair value (1)	$484,727	$72,557	$98,697	$8,248,483	$18,979,302	$90,776
Investment income due and accrued				19,750
Receivable for investments sold
Purchase payments receivable				108,231	1,635
Due from Great-West Life & Annuity Insurance Company of New York				33,491	15,007

Total assets	484,727	72,557	98,697	8,409,955	18,995,944	90,776

LIABILITIES:
Payable for investments purchased				108,231	1,635
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	47	6	11	854	1,896	6

Total liabilities	47	6	11	109,085	3,531	6

NET ASSETS	$484,680	$72,551	$98,686	$8,300,870	$18,992,413	$90,770

NET ASSETS REPRESENTED BY:
Accumulation units	$484,680	$72,551	$98,686	$7,923,055	$18,948,230	$90,770
Contracts in payout phase				377,815	44,183

NET ASSETS	$484,680	$72,551	$98,686	$8,300,870	$18,992,413	$90,770

ACCUMULATION UNITS OUTSTANDING	47,162	5,473	4,603	709,595	876,559	8,568

UNIT VALUE (ACCUMULATION)	$10.28	$13.26	$21.44	$11.17	$21.62	$10.59

(1) Cost of investments:	$507,563	$74,137	$121,541	$8,248,483	$14,717,037	$97,039
Shares of investments:	52,802	4,286	12,834	8,248,483	511,571	7,680

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND
ASSETS:
Investments at fair value (1)	$497,618	$203,225	$30,000	$14,588	$337,664	$791,254
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable						378
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	497,618	203,225	30,000	14,588	337,664	791,632

LIABILITIES:
Payable for investments purchased						378
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	42	18	2	1	33	69

Total liabilities	42	18	2	1	33	447

NET ASSETS	$497,576	$203,207	$29,998	$14,587	$337,631	$791,185

NET ASSETS REPRESENTED BY:
Accumulation units	$497,576	$203,207	$29,998	$14,587	$337,631	$791,185
Contracts in payout phase

NET ASSETS	$497,576	$203,207	$29,998	$14,587	$337,631	$791,185

ACCUMULATION UNITS OUTSTANDING	45,925	18,296	1,916	950	33,545	79,604

UNIT VALUE (ACCUMULATION)	$10.83	$11.11	$15.66	$15.35	$10.07	$9.94

(1) Cost of investments:	$534,977	$223,861	$31,834	$15,867	$375,277	$792,882
Shares of investments:	39,306	14,780	744	378	26,504	47,014

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	THIRD AVENUE VALUE PORTFOLIO	TVST TOUCHSTONE BOND FUND	TVST TOUCHSTONE COMMON STOCK FUND	TVST TOUCHSTONE FOCUSED FUND	TVST TOUCHSTONE SMALL COMPANY FUND	VAN ECK VIP GLOBAL HARD ASSETS FUND
ASSETS:
Investments at fair value (1)	$41,134	$931,479	$284,937	$330,071	$160,285	$56,408
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable				778
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	41,134	931,479	284,937	330,849	160,285	56,408

LIABILITIES:
Payable for investments purchased				778
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	1,312	103	29	31	15	5

Total liabilities	1,312	103	29	809	15	5

NET ASSETS	$39,822	$931,376	$284,908	$330,040	$160,270	$56,403

NET ASSETS REPRESENTED BY:
Accumulation units	$37,143	$931,376	$284,908	$330,040	$160,270	$56,403
Contracts in payout phase	2,679

NET ASSETS	$39,822	$931,376	$284,908	$330,040	$160,270	$56,403

ACCUMULATION UNITS OUTSTANDING	3,783	79,045	11,083	16,892	5,788	6,865

UNIT VALUE (ACCUMULATION)	$9.82	$11.78	$25.71	$19.54	$27.69	$8.22

(1) Cost of investments:	$38,655	$985,435	$472,518	$360,570	$187,797	$94,053
Shares of investments:	2,847	101,358	39,140	19,519	12,631	3,446

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
ASSETS:
Investments at fair value (1)	$205,476	$137,378	$62,389	$188,863	$126,696	$209,213
Investment income due and accrued
Receivable for investments sold					230
Purchase payments receivable				325
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	205,476	137,378	62,389	189,188	126,926	209,213

LIABILITIES:
Payable for investments purchased				325
Redemptions payable					230
Due to Great-West Life & Annuity Insurance Company of New York	23	10	4	14	9	15

Total liabilities	23	10	4	339	239	15

NET ASSETS	$205,453	$137,368	$62,385	$188,849	$126,687	$209,198

NET ASSETS REPRESENTED BY:
Accumulation units	$205,453	$137,368	$62,385	$188,849	$126,687	$209,198
Contracts in payout phase

NET ASSETS	$205,453	$137,368	$62,385	$188,849	$126,687	$209,198

ACCUMULATION UNITS OUTSTANDING	18,525	8,793	5,416	15,085	10,500	15,445

UNIT VALUE (ACCUMULATION)	$11.09	$15.62	$11.52	$12.52	$12.07	$13.54

(1) Cost of investments:	$225,627	$137,324	$70,636	$212,492	$133,101	$230,316
Shares of investments:	26,479	4,102	4,354	9,336	10,950	10,311

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	WELLS FARGO VT DISCOVERY FUND	WELLS FARGO VT OMEGA GROWTH FUND	WELLS FARGO VT OPPORTUNITY FUND
ASSETS:
Investments at fair value (1)	$30,749	$87,412	$132,669
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable
Due from Great-West Life & Annuity Insurance Company of New York

Total assets	30,749	87,412	132,669

LIABILITIES:
Payable for investments purchased
Redemptions payable
Due to Great-West Life & Annuity Insurance Company of New York	3	9	2,946

Total liabilities	3	9	2,946

NET ASSETS	$30,746	$87,403	$129,723

NET ASSETS REPRESENTED BY:
Accumulation units	$30,746	$87,403	$123,724
Contracts in payout phase			5,999

NET ASSETS	$30,746	$87,403	$129,723

ACCUMULATION UNITS OUTSTANDING	1,340	6,088	5,933

UNIT VALUE (ACCUMULATION)	$22.94	$14.36	$20.85

(1) Cost of investments:	$34,668	$88,076	$149,148
Shares of investments:	1,176	3,465	5,806

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO	AB VPS GROWTH PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO	AB VPS INTERNATIONAL VALUE PORTFOLIO	AB VPS REAL ESTATE INVESTMENT PORTFOLIO	AB VPS SMALL/MID CAP VALUE PORTFOLIO
INVESTMENT INCOME:
Dividends	$1,555	$		$2,342	$1,537	$4,987	$1,721

EXPENSES:
Mortality and expense risk	1,083		1,256	2,843	844	1,676	2,606

NET INVESTMENT INCOME (LOSS)	472		(1,256)	(501)	693	3,311	(885)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	465		(126)	2,960	81	(3,719)	8,586
Realized gain distributions	17,535		20,952			10,439	28,706

Net realized gain (loss) on investments	18,000		20,826	2,960	81	6,720	37,292

Change in net unrealized appreciation (depreciation) on investments	(28,041)		(19,931)	(68,856)	(25,940)	(18,894)	(95,413)

Net realized and unrealized gain (loss) on investments	(10,041)		895	(65,896)	(25,859)	(12,174)	(58,121)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,569)		$(361)	$(66,397)	$(25,166)	$(8,863)	$(59,006)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
INVESTMENT INCOME:
Dividends	$44	$		$		$748	$11,760	$5,359

EXPENSES:
Mortality and expense risk	300		13,150		2,923	85	5,940	1,341

NET INVESTMENT INCOME (LOSS)	(256)		(13,150)		(2,923)	663	5,820	4,018

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,652		179,696		104,040		(3,790)	8,293
Realized gain distributions	8,469		259,611		43,120	37	5,091	8,393

Net realized gain (loss) on investments	11,121		439,307		147,160	37	1,301	16,686

Change in net unrealized appreciation (depreciation) on investments	(10,232)		(424,195)		(164,853)	(2,376)	(50,360)	(83,633)

Net realized and unrealized gain (loss) on investments	889		15,112		(17,693)	(2,339)	(49,059)	(66,947)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$633		$1,962		$(20,616)	$(1,676)	$(43,239)	$(62,929)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH FUND	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND
					(1)
INVESTMENT INCOME:
Dividends	$2,740	$4,369	$30,699	$1,205	$42	$808

EXPENSES:
Mortality and expense risk	1,698	2,444	14,351	611	68	410

NET INVESTMENT INCOME (LOSS)	1,042	1,925	16,348	594	(26)	398

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5,285	1,985	53,927	909	(3,591)	670
Realized gain distributions	14,168	22,240	106	8,982	1,027	2,637

Net realized gain (loss) on investments	19,453	24,225	54,033	9,891	(2,564)	3,307

Change in net unrealized appreciation (depreciation) on investments	(56,080)	(70,247)	(279,680)	(25,529)		(18,837)

Net realized and unrealized gain (loss) on investments	(36,627)	(46,022)	(225,647)	(15,638)	(2,564)	(15,530)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,585)	$(44,097)	$(209,299)	$(15,044)	$(2,590)	$(15,132)

(1) For the period March 19, 2018 to November 6, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI FUND	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
INVESTMENT INCOME:
Dividends	$4,430	$161	$		$		$		$208

EXPENSES:
Mortality and expense risk	2,384	209		605		2,399		6,992	1,120

NET INVESTMENT INCOME (LOSS)	2,046	(48)		(605)		(2,399)		(6,992)	(912)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	325			633		18,023		(9,671)	(5,883)
Realized gain distributions	16,630	576		11,109				93,327	17,790

Net realized gain (loss) on investments	16,955	576		11,742		18,023		83,656	11,907

Change in net unrealized appreciation (depreciation) on investments	(56,091)	(4,752)		(14,990)		(114,860)		(154,174)	(42,910)

Net realized and unrealized gain (loss) on investments	(39,136)	(4,176)		(3,248)		(96,837)		(70,518)	(31,003)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(37,090)	$(4,224)		$(3,853)		$(99,236)		$(77,510)	$(31,915)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP SMALL CAP VALUE SERIES	DELAWARE VIP SMID CAP CORE SERIES	DELAWARE VIP VALUE SERIES	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP MIDCAP STOCK PORTFOLIO
				(1)
INVESTMENT INCOME:
Dividends	$5,312	$5,036	$410	$374	$1,010	$445

EXPENSES:
Mortality and expense risk	1,197	4,637	1,808	72	473	1,234

NET INVESTMENT INCOME (LOSS)	4,115	399	(1,398)	302	537	(789)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(2,253)	12,922	(2,018)	(1,064)	601	14,344
Realized gain distributions	531	42,831	68,245	1,389	5,881	9,134

Net realized gain (loss) on investments	(1,722)	55,753	66,227	325	6,482	23,478

Change in net unrealized appreciation (depreciation) on investments	(39,901)	(151,642)	(102,241)		(23,555)	(95,057)

Net realized and unrealized gain (loss) on investments	(41,623)	(95,889)	(36,014)	325	(17,073)	(71,579)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(37,508)	$(95,490)	$(37,412)	$627	$(16,536)	$(72,368)

(1) For the period March 19, 2018 to November 6, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DWS CAPITAL GROWTH VIP	DWS CORE EQUITY VIP	DWS CROCI® U.S. VIP	DWS GLOBAL SMALL CAP VIP
INVESTMENT INCOME:
Dividends	$5,830	$1,637	$7,336	$3,329	$6,622	$371

EXPENSES:
Mortality and expense risk	3,979	1,701	8,146	1,370	2,251	863

NET INVESTMENT INCOME (LOSS)	1,851	(64)	(810)	1,959	4,371	(492)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(20,653)	6,911	13,637	9,884	5,691	(235)
Realized gain distributions	64,828	18,066	93,255	49,675	18,960	17,480

Net realized gain (loss) on investments	44,175	24,977	106,892	59,559	24,651	17,245

Change in net unrealized appreciation (depreciation) on investments	(78,997)	(34,869)	(129,116)	(77,918)	(57,875)	(45,327)

Net realized and unrealized gain (loss) on investments	(34,822)	(9,892)	(22,224)	(18,359)	(33,224)	(28,082)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(32,971)	$(9,956)	$(23,034)	$(16,400)	$(28,853)	$(28,574)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP	DWS SMALL MID CAP GROWTH VIP		DWS SMALL MID CAP VALUE VIP	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	FEDERATED MANAGED TAIL RISK FUND II	FEDERATED MANAGED VOLATILITY FUND II
						(1)
INVESTMENT INCOME:
Dividends	$12,301	$		$2,122	$33,639	$2,688	$861

EXPENSES:
Mortality and expense risk	9,454		94	1,232	11,389	417	473

NET INVESTMENT INCOME (LOSS)	2,847		(94)	890	22,250	2,271	388

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	13,635		(16)	1,406	(3,971)	(15,196)	161
Realized gain distributions	87,306		4,658	27,407

Net realized gain (loss) on investments	100,941		4,642	28,813	(3,971)	(15,196)	161

Change in net unrealized appreciation (depreciation) on investments	(252,146)		(6,525)	(55,241)	(21,612)	12,223	(9,898)

Net realized and unrealized gain (loss) on investments	(151,205)		(1,883)	(26,428)	(25,583)	(2,973)	(9,737)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(148,358)		$(1,977)	$(25,538)	$(3,333)	$(702)	$(9,349)

(1) For the period January 1, 2018 to August 20, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	FRANKLIN SMALL CAP VALUE VIP FUND	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND	GREAT-WEST MID CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND
		(1)	(2)	(3)		(4)
INVESTMENT INCOME:
Dividends	$3,843	$3,537	$176	$19,948	$1,636	$1,777

EXPENSES:
Mortality and expense risk	3,789	483	60	2,545	207	247

NET INVESTMENT INCOME (LOSS)	54	3,054	116	17,403	1,429	1,530

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(4,375)	(498)	(1)	(555)		(12)
Realized gain distributions	65,442	15,782		19,202	923	5,086

Net realized gain (loss) on investments	61,067	15,284	(1)	18,647	923	5,074

Change in net unrealized appreciation (depreciation) on investments	(146,387)	(36,379)	348	(64,047)	(6,930)	(14,102)

Net realized and unrealized gain (loss) on investments	(85,320)	(21,095)	347	(45,400)	(6,007)	(9,028)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(85,266)	$(18,041)	$463	$(27,997)	$(4,578)	$(7,498)

(1) For the period June 18, 2018 to December 31, 2018.

(2) For the period August 14, 2018 to December 31, 2018.

(3) For the period June 6, 2018 to December 31, 2018.

(4) For the period July 16, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO V.I. COMSTOCK FUND	INVESCO V.I. CORE EQUITY FUND
	(1)			(2)
INVESTMENT INCOME:
Dividends	$3,797	$12,217	$311,276	$172	$7,247	$935

EXPENSES:
Mortality and expense risk	633	1,951	104,350	579	3,009	998

NET INVESTMENT INCOME (LOSS)	3,164	10,266	206,926	(407)	4,238	(63)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(11)	167	86,670	(54)	24,407	11,488
Realized gain distributions	8,574	4,517	613,036	10,668	41,186	6,694

Net realized gain (loss) on investments	8,563	4,684	699,706	10,614	65,593	18,182

Change in net unrealized appreciation (depreciation) on investments	(23,346)	(40,566)	(1,819,883)	(31,040)	(126,256)	(28,236)

Net realized and unrealized gain (loss) on investments	(14,783)	(35,882)	(1,120,177)	(20,426)	(60,663)	(10,054)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,619)	$(25,616)	$(913,251)	$(20,833)	$(56,425)	$(10,117)

(1) For the period July 3, 2018 to December 31, 2018.

(2) For the period March 19, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. MID CAP CORE EQUITY FUND	INVESCO V.I. SMALL CAP EQUITY FUND		INVESCO V.I. TECHNOLOGY FUND
INVESTMENT INCOME:
Dividends	$32,378	$8,843	$9,723	$432	$		$

EXPENSES:
Mortality and expense risk	10,644	1,135	3,821	598		688		2,682

NET INVESTMENT INCOME (LOSS)	21,734	7,708	5,902	(166)		(688)		(2,682)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	27,724	612	7,562	1,049		214		14,557
Realized gain distributions	147,569		3,293	11,948		8,576		13,835

Net realized gain (loss) on investments	175,293	612	10,855	12,997		8,790		28,392

Change in net unrealized appreciation (depreciation) on investments	(415,488)	(15,468)	(92,635)	(22,882)		(31,087)		(25,961)

Net realized and unrealized gain (loss) on investments	(240,195)	(14,856)	(81,780)	(9,885)		(22,297)		2,431

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(218,461)	$(7,148)	$(75,878)	$(10,051)		$(22,985)		$(251)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	IVY VIP INTERNATIONAL CORE EQUITY	JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
INVESTMENT INCOME:
Dividends	$652	$11,626	$40,769	$38,650	$55,591	$6,112

EXPENSES:
Mortality and expense risk	318	4,579	17,003	6,660	16,704	4,133

NET INVESTMENT INCOME (LOSS)	334	7,047	23,766	31,990	38,887	1,979

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	24	7,198	25,442	(6,466)	(17,437)	3,127
Realized gain distributions	1,141	14,926	57,613

Net realized gain (loss) on investments	1,165	22,124	83,055	(6,466)	(17,437)	3,127

Change in net unrealized appreciation (depreciation) on investments	(18,563)	(29,000)	(119,820)	(33,387)	(67,198)	(46,554)

Net realized and unrealized gain (loss) on investments	(17,398)	(6,876)	(36,765)	(39,853)	(84,635)	(43,427)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,064)	$171	$(12,999)	$(7,863)	$(45,748)	$(41,448)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	JANUS HENDERSON VIT RESEARCH PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
INVESTMENT INCOME:
Dividends	$1,174	$2,616	$1,281	$4,906	$1,563	$124

EXPENSES:
Mortality and expense risk	665	1,781	638	2,312	2,431	264

NET INVESTMENT INCOME (LOSS)	509	835	643	2,594	(868)	(140)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	98	2,030	(2,985)	(4,935)	2,599	348
Realized gain distributions	3,545	7,899			13,561	2,127

Net realized gain (loss) on investments	3,643	9,929	(2,985)	(4,935)	16,160	2,475

Change in net unrealized appreciation (depreciation) on investments	(14,199)	(16,252)	(8,249)	(39,315)	(24,306)	(6,183)

Net realized and unrealized gain (loss) on investments	(10,556)	(6,323)	(11,234)	(44,250)	(8,146)	(3,708)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,047)	$(5,488)	$(10,591)	$(41,656)	$(9,014)	$(3,848)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II INTERNATIONAL VALUE PORTFOLIO	MFS VIT III MID CAP VALUE PORTFOLIO	MFS VIT UTILITIES SERIES	MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
INVESTMENT INCOME:
Dividends	$22,460	$		$16,251	$992	$3,521	$22,627

EXPENSES:
Mortality and expense risk	8,654		12,297	13,689	444	2,379	7,260

NET INVESTMENT INCOME (LOSS)	13,806		(12,297)	2,562	548	1,142	15,367

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	2,116		86,162	80,385	99	(4,829)	46,358
Realized gain distributions			57,853	20,204	7,132	1,610

Net realized gain (loss) on investments	2,116		144,015	100,589	7,231	(3,219)	46,358

Change in net unrealized appreciation (depreciation) on investments	(260,722)		(167,396)	(297,183)	(37,550)	(3,281)	(137,855)

Net realized and unrealized gain (loss) on investments	(258,606)		(23,381)	(196,594)	(30,319)	(6,500)	(91,497)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(244,800)		$(35,678)	$(194,032)	$(29,771)	$(5,358)	$(76,130)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	NVIT MID CAP INDEX FUND	OPPENHEIMER GLOBAL FUND/VA	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
INVESTMENT INCOME:
Dividends	$40	$12,719	$11,134	$3,162	$256	$2,919

EXPENSES:
Mortality and expense risk	150	8,132	9,617	2,288	642	793

NET INVESTMENT INCOME (LOSS)	(110)	4,587	1,517	874	(386)	2,126

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	462	1,797	110,947	(182)	(97)	(2,182)
Realized gain distributions	685	105,003	78,716	7,155	10,536

Net realized gain (loss) on investments	1,147	106,800	189,663	6,973	10,439	(2,182)

Change in net unrealized appreciation (depreciation) on investments	(3,760)	(253,973)	(344,732)	(83,547)	(22,104)	(19,809)

Net realized and unrealized gain (loss) on investments	(2,613)	(147,173)	(155,069)	(76,574)	(11,665)	(21,991)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,723)	$(142,586)	$(153,552)	$(75,700)	$(12,051)	$(19,865)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	PIMCO VIT HIGH YIELD PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO	PIONEER FUND VCT PORTFOLIO
	(1)
INVESTMENT INCOME:
Dividends	$562	$47,169	$58,218	$3,948	$103,662	$1,764

EXPENSES:
Mortality and expense risk	65	7,364	23,077	980	31,862	1,283

NET INVESTMENT INCOME (LOSS)	497	39,805	35,141	2,968	71,800	481

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(3)	(1,172)	(20,662)	(818)	(17,048)	(1,082)
Realized gain distributions					49,595	36,904

Net realized gain (loss) on investments	(3)	(1,172)	(20,662)	(818)	32,547	35,822

Change in net unrealized appreciation (depreciation) on investments	(1,065)	(71,383)	(26,673)	(6,573)	(156,067)	(39,707)

Net realized and unrealized gain (loss) on investments	(1,068)	(72,555)	(47,335)	(7,391)	(123,520)	(3,885)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(571)	$(32,750)	$(12,194)	$(4,423)	$(51,720)	$(3,404)

(1) For the period March 13, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO	PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO		PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND
INVESTMENT INCOME:
Dividends	$731	$		$		$		$4,804	$1,728

EXPENSES:
Mortality and expense risk	1,378		2,018		1,782		156	4,796	545

NET INVESTMENT INCOME (LOSS)	(647)		(2,018)		(1,782)		(156)	8	1,183

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	374		7,854		38,929		(44)	28,984	(10)
Realized gain distributions	13,350		32,572					30,811	6,443

Net realized gain (loss) on investments	13,724		40,426		38,929		(44)	59,795	6,433

Change in net unrealized appreciation (depreciation) on investments	(47,760)		(54,399)		(39,692)		(3,412)	(127,714)	(14,005)

Net realized and unrealized gain (loss) on investments	(34,036)		(13,973)		(763)		(3,456)	(67,919)	(7,572)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,683)		$(15,991)		$(2,545)		$(3,612)	$(67,911)	$(6,389)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-CAP CORE FUND	ROYCE CAPITAL FUND - SMALL- CAP PORTFOLIO
INVESTMENT INCOME:
Dividends	$4,508	$6,096	$1,723	$13,436	$1,355	$342

EXPENSES:
Mortality and expense risk	3,977	936	385	3,470	581	872

NET INVESTMENT INCOME (LOSS)	531	5,160	1,338	9,966	774	(530)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(7,648)	(76)	63	(988)	5,579	(3,294)
Realized gain distributions	75,102				9,516	1,400

Net realized gain (loss) on investments	67,454	(76)	63	(988)	15,095	(1,894)

Change in net unrealized appreciation (depreciation) on investments	(77,055)	(5,357)	(16,158)	(16,986)	(20,668)	(7,248)

Net realized and unrealized gain (loss) on investments	(9,601)	(5,433)	(16,095)	(17,974)	(5,573)	(9,142)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,070)	$(273)	$(14,757)	$(8,008)	$(4,799)	$(9,672)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	SCHWAB MARKETTRACK GROWTH PORTFOLIO II	SCHWAB S&P 500 INDEX PORTFOLIO	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	SCHWAB VIT GROWTH PORTFOLIO
		(1)		(2)		(3)
INVESTMENT INCOME:
Dividends	$97,709	$12,785	$312,546	$1,265	$28,894	$2,824

EXPENSES:
Mortality and expense risk	48,862	5,479	145,302	264	7,259	955

NET INVESTMENT INCOME (LOSS)	48,847	7,306	167,244	1,001	21,635	1,869

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(254,509)	946,922	(7)	74,008	(5)
Realized gain distributions		428,636	16,695	135	2,606	654

Net realized gain (loss) on investments	0	174,127	963,617	128	76,614	649

Change in net unrealized appreciation (depreciation) on investments		(193,897)	(2,278,523)	(6,263)	(119,527)	(20,636)

Net realized and unrealized gain (loss) on investments	0	(19,770)	(1,314,906)	(6,135)	(42,913)	(19,987)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,847	$(12,464)	$(1,147,662)	$(5,134)	$(21,278)	$(18,118)

(1) For the period January 1, 2018 to November 27, 2018.

(2) For the period June 7, 2018 to December 31, 2018.

(3) For the period April 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND	TEMPLETON GLOBAL BOND VIP FUND		THIRD AVENUE VALUE PORTFOLIO	TVST TOUCHSTONE BOND FUND
INVESTMENT INCOME:
Dividends	$		$		$14,790	$		$947	$22,687

EXPENSES:
Mortality and expense risk		156		106	4,010		4,878	435	7,500

NET INVESTMENT INCOME (LOSS)		(156)		(106)	10,780		(4,878)	512	15,187

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		40		(137)	(24,098)		(4,296)	3,337	(2,679)
Realized gain distributions		1,742		1,109

Net realized gain (loss) on investments		1,782		972	(24,098)		(4,296)	3,337	(2,679)

Change in net unrealized appreciation (depreciation) on investments		(1,651)		(1,465)	(64,771)		18,452	(14,704)	(38,532)

Net realized and unrealized gain (loss) on investments		131		(493)	(88,869)		14,156	(11,367)	(41,211)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(25)		$(599)	$(78,089)		$9,278	$(10,855)	$(26,024)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	TVST TOUCHSTONE COMMON STOCK FUND	TVST TOUCHSTONE FOCUSED FUND	TVST TOUCHSTONE SMALL COMPANY FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND		VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	VANGUARD VIF CAPITAL GROWTH PORTFOLIO
INVESTMENT INCOME:
Dividends	$4,254	$1,758	$		$		$18,733	$1,829

EXPENSES:
Mortality and expense risk	2,525	2,173		1,233		1,239	1,872	1,326

NET INVESTMENT INCOME (LOSS)	1,729	(415)		(1,233)		(1,239)	16,861	503

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(10,002)	746		(134)		(45,411)	(6,842)	28,744
Realized gain distributions	177,238	7,562		23,058				5,740

Net realized gain (loss) on investments	167,236	8,308		22,924		(45,411)	(6,842)	34,484

Change in net unrealized appreciation (depreciation) on investments	(199,268)	(46,671)		(39,424)		(5,955)	(25,745)	(31,960)

Net realized and unrealized gain (loss) on investments	(32,032)	(38,363)		(16,500)		(51,366)	(32,587)	2,524

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(30,303)	$(38,778)		$(17,733)		$(52,605)	$(15,726)	$3,027

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND
INVESTMENT INCOME:
Dividends	$3,810	$2,335	$3,028	$690	$		$

EXPENSES:
Mortality and expense risk	983	1,375	686	1,167		289		769

NET INVESTMENT INCOME (LOSS)	2,827	960	2,342	(477)		(289)		(769)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(375)	5,447	(1,991)	623		109		1,773
Realized gain distributions	7,447	9,495	3,713	18,682		4,224		10,437

Net realized gain (loss) on investments	7,072	14,942	1,722	19,305		4,333		12,210

Change in net unrealized appreciation (depreciation) on investments	(20,219)	(41,308)	(7,305)	(44,888)		(6,573)		(11,510)

Net realized and unrealized gain (loss) on investments	(13,147)	(26,366)	(5,583)	(25,583)		(2,240)		700

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,320)	$(25,406)	$(3,241)	$(26,060)		$(2,529)		$(69)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

INVESTMENT DIVISIONS

WELLS FARGO VT OPPORTUNITY FUND
INVESTMENT INCOME:
Dividends	$280

EXPENSES:
Mortality and expense risk	1,261

NET INVESTMENT INCOME (LOSS)	(981)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	212
Realized gain distributions	14,107

Net realized gain (loss) on investments	14,319

Change in net unrealized appreciation (depreciation) on investments	(24,021)

Net realized and unrealized gain (loss) on investments	(9,702)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,683)

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AB VPS GROWTH AND INCOME PORTFOLIO		AB VPS GROWTH PORTFOLIO		AB VPS INTERNATIONAL GROWTH PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$472	$698	$(1,256)	$(950)	$(501)	$68
Net realized gain (loss) on investments	18,000	8,413	20,826	8,458	2,960	15,559
Change in net unrealized appreciation (depreciation) on investments	(28,041)	5,805	(19,931)	25,844	(68,856)	46,409

Increase (decrease) in net assets resulting from operations	(9,569)	14,916	(361)	33,352	(66,397)	62,036

CONTRACT TRANSACTIONS:
Purchase payments received	31,028	12,800	7,866
Transfers for contract benefits and terminations	(800)		(371)		(15,399)	(9,237)
Net transfers	(2,467)	38,351	37,816	(22,315)	69,631	64,350
Contract charges						(3)
Adjustments to net assets allocated to contracts in payout phase					(4,676)	(2,744)

Increase (decrease) in net assets resulting from contract transactions	27,761	51,151	45,311	(22,315)	49,556	52,366

Total increase (decrease) in net assets	18,192	66,067	44,950	11,037	(16,841)	114,402

NET ASSETS:
Beginning of period	126,305	60,238	120,727	109,690	311,865	197,463

End of period	$144,497	$126,305	$165,677	$120,727	$295,024	$311,865

CHANGES IN UNITS OUTSTANDING:
Units issued	2,246	3,945	2,794	160	4,037	11,169
Units redeemed	(272)		(454)	(1,199)	(1,020)	(7,954)

Net increase (decrease)	1,974	3,945	2,340	(1,039)	3,017	3,215

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AB VPS INTERNATIONAL VALUE PORTFOLIO		AB VPS REAL ESTATE INVESTMENT PORTFOLIO		AB VPS SMALL/MID CAP VALUE PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$693	$1,435	$3,311	$5,041	$(885)	$(1,007)
Net realized gain (loss) on investments	81	9	6,720	(27,334)	37,292	24,849
Change in net unrealized appreciation (depreciation) on investments	(25,940)	19,785	(18,894)	44,080	(95,413)	18,410

Increase (decrease) in net assets resulting from operations	(25,166)	21,229	(8,863)	21,787	(59,006)	42,252

CONTRACT TRANSACTIONS:
Purchase payments received				26,514	73,173	12,800
Transfers for contract benefits and terminations	(784)	(114)	(932)	(5,454)	(6,328)	(7,559)
Net transfers			(26,122)	(165,814)	(52,914)	(92,903)
Contract charges		(2)				(18)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(784)	(116)	(27,054)	(144,754)	13,931	(87,680)

Total increase (decrease) in net assets	(25,950)	21,113	(35,917)	(122,967)	(45,075)	(45,428)

NET ASSETS:
Beginning of period	108,187	87,074	245,130	368,097	351,241	396,669

End of period	$82,237	$108,187	$209,213	$245,130	$306,166	$351,241

CHANGES IN UNITS OUTSTANDING:
Units issued			1,771	6,112	5,313	1,130
Units redeemed	(80)	(13)	(3,758)	(13,093)	(3,592)	(6,237)

Net increase (decrease)	(80)	(13)	(1,987)	(6,981)	1,721	(5,107)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(256)	$(100)	$(13,150)	$(10,863)	$(2,923)	$(2,661)
Net realized gain (loss) on investments	11,121	4,931	439,307	153,448	147,160	25,077
Change in net unrealized appreciation (depreciation) on investments	(10,232)	4,119	(424,195)	169,690	(164,853)	59,783

Increase (decrease) in net assets resulting from operations	633	8,950	1,962	312,275	(20,616)	82,199

CONTRACT TRANSACTIONS:
Purchase payments received		42,865
Transfers for contract benefits and terminations	(3,098)	(1,011)	(32,243)	(55,213)	(16,281)	(16,654)
Net transfers	(7,480)	(3,526)	(27,156)	(44,920)	(57,063)	7,732
Contract charges				(46)		(6)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(10,578)	38,328	(59,399)	(100,179)	(73,344)	(8,928)

Total increase (decrease) in net assets	(9,945)	47,278	(57,437)	212,096	(93,960)	73,271

NET ASSETS:
Beginning of period	59,210	11,932	1,381,472	1,169,376	368,111	294,840

End of period	$49,265	$59,210	$1,324,035	$1,381,472	$274,151	$368,111

CHANGES IN UNITS OUTSTANDING:
Units issued	670	3,874	14,497	3,518	5,769	1,187
Units redeemed	(1,410)	(531)	(16,091)	(10,630)	(8,209)	(963)

Net increase (decrease)	(740)	3,343	(1,594)	(7,112)	(2,440)	224

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO		AMERICAN CENTURY INVESTMENTS VP BALANCED FUND		AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
	2018	2017	2018	2017	2018	2017
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$663	$345	$5,820	$6,143	$4,018	$1,539
Net realized gain (loss) on investments	37		1,301	25,704	16,686	3,324
Change in net unrealized appreciation (depreciation) on investments	(2,376)	(34)	(50,360)	60,447	(83,633)	10,244

Increase (decrease) in net assets resulting from operations	(1,676)	311	(43,239)	92,294	(62,929)	15,107

CONTRACT TRANSACTIONS:
Purchase payments received		12,799	6,264	262,873	456,832	26,918
Transfers for contract benefits and terminations	(1)		(73,874)	(48,946)	(26,794)
Net transfers			252,867	(120,839)	18,369	(13,476)
Contract charges				(9)
Adjustments to net assets allocated to contracts in payout phase			(116)	89

Increase (decrease) in net assets resulting from contract transactions	(1)	12,799	185,141	93,168	448,407	13,442

Total increase (decrease) in net assets	(1,677)	13,110	141,902	185,462	385,478	28,549

NET ASSETS:
Beginning of period	13,110	0	831,531	646,069	89,134	60,585

End of period	$11,433	$13,110	$973,433	$831,531	$474,612	$89,134

CHANGES IN UNITS OUTSTANDING:
Units issued		994	25,572	23,214	36,117	2,381
Units redeemed			(6,385)	(8,412)	(4,433)	(1,192)

Net increase (decrease)	0	994	19,187	14,802	31,684	1,189

(1) For the period August 7, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,042	$37	$1,925	$2,113	$16,348	$15,944
Net realized gain (loss) on investments	19,453	225	24,225	10,284	54,033	136,789
Change in net unrealized appreciation (depreciation) on investments	(56,080)	43,288	(70,247)	18,245	(279,680)	(16,297)

Increase (decrease) in net assets resulting from operations	(35,585)	43,550	(44,097)	30,642	(209,299)	136,436

CONTRACT TRANSACTIONS:
Purchase payments received		16,908	3,151	36,347	401,091	65,566
Transfers for contract benefits and terminations	(1,346)		(13,840)	(5,281)	(57,115)	(42,918)
Net transfers	20,808	2,224	(25,843)	28,340	(21,868)	(278,066)
Contract charges		(14)		(5)		(26)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	19,462	19,118	(36,532)	59,401	322,108	(255,444)

Total increase (decrease) in net assets	(16,123)	62,668	(80,629)	90,043	112,809	(119,008)

NET ASSETS:
Beginning of period	199,107	136,439	337,562	247,519	1,731,542	1,850,550

End of period	$182,984	$199,107	$256,933	$337,562	$1,844,351	$1,731,542

CHANGES IN UNITS OUTSTANDING:
Units issued	3,319	1,895	1,729	6,053	33,069	8,052
Units redeemed	(964)	(1)	(2,955)	(1,794)	(6,937)	(17,174)

Net increase (decrease)	2,355	1,894	(1,226)	4,259	26,132	(9,122)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GLOBAL GROWTH FUND		AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND
	2018	2017	2018	2018	2017
		(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$594	$390	$(26)	$398	$291
Net realized gain (loss) on investments	9,891	1,297	(2,564)	3,307	693
Change in net unrealized appreciation (depreciation) on investments	(25,529)	5,638		(18,837)	5,731

Increase (decrease) in net assets resulting from operations	(15,044)	7,325	(2,590)	(15,132)	6,715

CONTRACT TRANSACTIONS:
Purchase payments received	34,263	41,040		20,685	45,085
Transfers for contract benefits and terminations	(2,385)	(817)		(2,942)	(604)
Net transfers	27,455	23,531	2,590	27,267	(609)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	59,333	63,754	2,590	45,010	43,872

Total increase (decrease) in net assets	44,289	71,079	0	29,878	50,587

NET ASSETS:
Beginning of period	71,079	0	0	53,335	2,748

End of period	$115,368	$71,079	$0	$83,213	$53,335

CHANGES IN UNITS OUTSTANDING:
Units issued	4,551	5,224	1,885	4,149	4,063
Units redeemed	(637)	(262)	(1,885)	(859)	(334)

Net increase (decrease)	3,914	4,962	0	3,290	3,729

(1) For the period April 20, 2017 to December 31, 2017.

(2) For the period March 19, 2018 to November 6, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	BLACKROCK GLOBAL ALLOCATION VI FUND		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
	2018	2017	2018	2017	2018	2017
				(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,046	$1,714	$(48)	$(30)	$(605)	$(361)
Net realized gain (loss) on investments	16,955	6,479	576	1,768	11,742	1,446
Change in net unrealized appreciation (depreciation) on investments	(56,091)	26,423	(4,752)	110	(14,990)	9,607

Increase (decrease) in net assets resulting from operations	(37,090)	34,616	(4,224)	1,848	(3,853)	10,692

CONTRACT TRANSACTIONS:
Purchase payments received	206,237	60,872
Transfers for contract benefits and terminations	(3,144)		1
Net transfers	303	(42,868)		30,419	32,403	59,493
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	203,396	18,004	1	30,419	32,403	59,493

Total increase (decrease) in net assets	166,306	52,620	(4,223)	32,267	28,550	70,185

NET ASSETS:
Beginning of period	269,942	217,322	32,267	0	70,185	0

End of period	$436,248	$269,942	$28,044	$32,267	$98,735	$70,185

CHANGES IN UNITS OUTSTANDING:
Units issued	18,053	5,901		2,602	2,209	5,644
Units redeemed	(274)	(3,760)			(126)

Net increase (decrease)	17,779	2,141	0	2,602	2,083	5,644

(1) For the period March 6, 2017 to December 31, 2017.

(2) For the period February 14, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,399)	$(1,361)	$(6,992)	$(5,262)	$(912)	$(259)
Net realized gain (loss) on investments	18,023	11,419	83,656	164,027	11,907	1,598
Change in net unrealized appreciation (depreciation) on investments	(114,860)	34,353	(154,174)	8,171	(42,910)	2,267

Increase (decrease) in net assets resulting from operations	(99,236)	44,411	(77,510)	166,936	(31,915)	3,606

CONTRACT TRANSACTIONS:
Purchase payments received	656,780	40,426	8,650	32,210
Transfers for contract benefits and terminations	(6,566)	(2,933)	(15,418)	(1,872)	(80)
Net transfers	(2,788)	(42,166)	102	190,640	9,134	98,408
Contract charges		(3)		(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	647,426	(4,676)	(6,666)	220,974	9,054	98,408

Total increase (decrease) in net assets	548,190	39,735	(84,176)	387,910	(22,861)	102,014

NET ASSETS:
Beginning of period	184,017	144,282	812,950	425,040	120,982	18,968

End of period	$732,207	$184,017	$728,774	$812,950	$98,121	$120,982

CHANGES IN UNITS OUTSTANDING:
Units issued	47,292	4,267	1,604	10,789	5,417	3,442
Units redeemed	(3,611)	(4,209)	(2,051)	(689)	(5,419)	(392)

Net increase (decrease)	43,681	58	(447)	10,100	(2)	3,050

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DELAWARE VIP EMERGING MARKETS SERIES		DELAWARE VIP SMALL CAP VALUE SERIES		DELAWARE VIP SMID CAP CORE SERIES
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,115	$(214)	$399	$221	$(1,398)	$(820)
Net realized gain (loss) on investments	(1,722)	416	55,753	23,294	66,227	10,322
Change in net unrealized appreciation (depreciation) on investments	(39,901)	5,955	(151,642)	40,794	(102,241)	19,513

Increase (decrease) in net assets resulting from operations	(37,508)	6,157	(95,490)	64,309	(37,412)	29,015

CONTRACT TRANSACTIONS:
Purchase payments received	125,197	32,191	6,468	26,957	53,942	14,157
Transfers for contract benefits and terminations	(11,618)	(2,108)	(40,162)	(45,736)	(9,755)	(4,150)
Net transfers	55,211	92,970	(102,551)	174,851	20,602	5,730
Contract charges				(3)		(3)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	168,790	123,053	(136,245)	156,069	64,789	15,734

Total increase (decrease) in net assets	131,282	129,210	(231,735)	220,378	27,377	44,749

NET ASSETS:
Beginning of period	136,816	7,606	691,321	470,943	205,511	160,762

End of period	$268,098	$136,816	$459,586	$691,321	$232,888	$205,511

CHANGES IN UNITS OUTSTANDING:
Units issued	19,650	10,470	460	8,022	4,763	2,625
Units redeemed	(4,520)	(196)	(5,096)	(1,674)	(734)	(1,306)

Net increase (decrease)	15,130	10,274	(4,636)	6,348	4,029	1,319

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DELAWARE VIP VALUE SERIES	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO		DREYFUS IP MIDCAP STOCK PORTFOLIO
	2018	2018	2017	2018	2017
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$302	$537	$471	$(789)	$137
Net realized gain (loss) on investments	325	6,482	4,378	23,478	3,023
Change in net unrealized appreciation (depreciation) on investments		(23,555)	1,974	(95,057)	9,415

Increase (decrease) in net assets resulting from operations	627	(16,536)	6,823	(72,368)	12,575

CONTRACT TRANSACTIONS:
Purchase payments received		33,504	3,143	400,966	14,157
Transfers for contract benefits and terminations		(1,512)		(27,078)	(2,397)
Net transfers	(627)	3,419	19,664	1,086	(420)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(627)	35,411	22,807	374,974	11,340

Total increase (decrease) in net assets	0	18,875	29,630	302,606	23,915

NET ASSETS:
Beginning of period	0	71,385	41,755	101,671	77,756

End of period	$0	$90,260	$71,385	$404,277	$101,671

CHANGES IN UNITS OUTSTANDING:
Units issued	2,006	3,035	2,016	31,251	1,152
Units redeemed	(2,006)	(285)	(70)	(2,884)	(138)

Net increase (decrease)	0	2,750	1,946	28,367	1,014

(1) For the period March 19, 2018 to November 6, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DREYFUS VIF APPRECIATION PORTFOLIO		DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DWS CAPITAL GROWTH VIP
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,851	$2,501	$(64)	$(141)	$(810)	$(440)
Net realized gain (loss) on investments	44,175	40,806	24,977	9,128	106,892	112,408
Change in net unrealized appreciation (depreciation) on investments	(78,997)	72,217	(34,869)	24,864	(129,116)	93,430

Increase (decrease) in net assets resulting from operations	(32,971)	115,524	(9,956)	33,851	(23,034)	205,398

CONTRACT TRANSACTIONS:
Purchase payments received					66	12,860
Transfers for contract benefits and terminations	(27,794)	(15,602)	(19,608)	(1,823)	(14,924)	(13,496)
Net transfers	(33,428)	(122,631)			(5,802)	(10,753)
Contract charges		(13)		(1)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(61,222)	(138,246)	(19,608)	(1,824)	(20,660)	(11,389)

Total increase (decrease) in net assets	(94,193)	(22,722)	(29,564)	32,027	(43,694)	194,009

NET ASSETS:
Beginning of period	490,139	512,861	213,623	181,596	976,935	782,926

End of period	$395,946	$490,139	$184,059	$213,623	$933,241	$976,935

CHANGES IN UNITS OUTSTANDING:
Units issued	1,330	42			1,174	6,035
Units redeemed	(4,104)	(6,898)	(828)	(87)	(2,127)	(5,362)

Net increase (decrease)	(2,774)	(6,856)	(828)	(87)	(953)	673

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DWS CORE EQUITY VIP		DWS CROCI® U.S. VIP		DWS GLOBAL SMALL CAP VIP
	2018	2017	2018	2017	2018	2017
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,959	$831	$4,371	$1,803	$(492)	$(170)
Net realized gain (loss) on investments	59,559	12,747	24,651	4,577	17,245	1
Change in net unrealized appreciation (depreciation) on investments	(77,918)	18,348	(57,875)	47,141	(45,327)	4,374

Increase (decrease) in net assets resulting from operations	(16,400)	31,926	(28,853)	53,521	(28,574)	4,205

CONTRACT TRANSACTIONS:
Purchase payments received		4,085
Transfers for contract benefits and terminations	(30,042)	(2,219)	(12,632)	(15,600)	(1,833)	(298)
Net transfers	56,099	57,218	(18,218)	(5,043)		133,712
Contract charges				(8)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	26,057	59,084	(30,850)	(20,651)	(1,833)	133,414

Total increase (decrease) in net assets	9,657	91,010	(59,703)	32,870	(30,407)	137,619

NET ASSETS:
Beginning of period	213,388	122,378	284,034	251,164	137,619	0

End of period	$223,045	$213,388	$224,331	$284,034	$107,212	$137,619

CHANGES IN UNITS OUTSTANDING:
Units issued	3,637	4,592	92			11,927
Units redeemed	(1,384)	(112)	(1,821)	(1,160)	(162)	(27)

Net increase (decrease)	2,253	4,480	(1,729)	(1,160)	(162)	11,900

(1) For the period October 19, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DWS SMALL CAP INDEX VIP		DWS SMALL MID CAP GROWTH VIP		DWS SMALL MID CAP VALUE VIP
	2018	2017	2018	2017	2018	2017
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,847	$2,136	$(94)	$(35)	$890	$(103)
Net realized gain (loss) on investments	100,941	59,283	4,642	2	28,813	4,816
Change in net unrealized appreciation (depreciation) on investments	(252,146)	70,231	(6,525)	1,206	(55,241)	9,691

Increase (decrease) in net assets resulting from operations	(148,358)	131,650	(1,977)	1,173	(25,538)	14,404

CONTRACT TRANSACTIONS:
Purchase payments received	5,551	16,650		12,799
Transfers for contract benefits and terminations	(12,743)	(83,038)			(5,262)	(3,889)
Net transfers	20,901	191,304			(5,305)	5,675
Contract charges		(1)				(5)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	13,709	124,915	0	12,799	(10,567)	1,781

Total increase (decrease) in net assets	(134,649)	256,565	(1,977)	13,972	(36,105)	16,185

NET ASSETS:
Beginning of period	1,245,979	989,414	13,972	0	162,043	145,858

End of period	$1,111,330	$1,245,979	$11,995	$13,972	$125,938	$162,043

CHANGES IN UNITS OUTSTANDING:
Units issued	11,410	18,985		1,004	23	310
Units redeemed	(7,439)	(7,007)			(557)	(208)

Net increase (decrease)	3,971	11,978	0	1,004	(534)	102

(1) For the period August 8, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II		FEDERATED MANAGED TAIL RISK FUND II		FEDERATED MANAGED VOLATILITY FUND II
	2018	2017	2018	2017	2018	2017
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$22,250	$24,377	$2,271	$622	$388	$854
Net realized gain (loss) on investments	(3,971)	(5,358)	(15,196)	(3,001)	161	80
Change in net unrealized appreciation (depreciation) on investments	(21,612)	(1,712)	12,223	10,188	(9,898)	3,561

Increase (decrease) in net assets resulting from operations	(3,333)	17,307	(702)	7,809	(9,349)	4,495

CONTRACT TRANSACTIONS:
Purchase payments received	26,730
Transfers for contract benefits and terminations	(45,719)	(71,438)	(451)	(6,738)
Net transfers	81,479	(83,632)	(80,761)		70,577
Contract charges		(25)		(4)		(1)
Adjustments to net assets allocated to contracts in payout phase	(425)	(5,128)

Increase (decrease) in net assets resulting from contract transactions	62,065	(160,223)	(81,212)	(6,742)	70,577	(1)

Total increase (decrease) in net assets	58,732	(142,916)	(81,914)	1,067	61,228	4,494

NET ASSETS:
Beginning of period	1,423,225	1,566,141	81,914	80,847	30,761	26,267

End of period	$1,481,957	$1,423,225	$0	$81,914	$91,989	$30,761

CHANGES IN UNITS OUTSTANDING:
Units issued	11,159	7,852			2,922
Units redeemed	(4,320)	(14,741)	(5,305)	(455)

Net increase (decrease)	6,839	(6,889)	(5,305)	(455)	2,922	0

(1) For the period January 1, 2018 to August 20, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FRANKLIN SMALL CAP VALUE VIP FUND		GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND
	2018	2017	2017	2018	2018	2018
			(1)	(2)	(3)	(4)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$54	$(1,226)	$49	$3,054	$116	$17,403
Net realized gain (loss) on investments	61,067	40,009	865	15,284	(1)	18,647
Change in net unrealized appreciation (depreciation) on investments	(146,387)	6,023	(457)	(36,379)	348	(64,047)

Increase (decrease) in net assets resulting from operations	(85,266)	44,806	457	(18,041)	463	(27,997)

CONTRACT TRANSACTIONS:
Purchase payments received	200,448				5,444	742,977
Transfers for contract benefits and terminations	(3,815)	(9,465)				(14,990)
Net transfers	(53,456)	(65,637)	(8,934)	139,997	30,000
Contract charges						(3,735)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	143,177	(75,102)	(8,934)	139,997	35,444	724,252

Total increase (decrease) in net assets	57,911	(30,296)	(8,477)	121,956	35,907	696,255

NET ASSETS:
Beginning of period	482,440	512,736	8,477	0	0	0

End of period	$540,351	$482,440	$0	$121,956	$35,907	$696,255

CHANGES IN UNITS OUTSTANDING:
Units issued	18,273	891		13,845	3,532	73,627
Units redeemed	(6,239)	(5,175)	(850)	(268)		(1,864)

Net increase (decrease)	12,034	(4,284)	(850)	13,577	3,532	71,763

(1) For the period January 1, 2017 to August 10, 2017.

(2) For the period June 18, 2018 to December 31, 2018.

(3) For the period August 14, 2018 to December 31, 2018.

(4) For the period June 6, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND
	2018	2017	2018	2018	2018	2017
		(1)	(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,429	$2,808	$1,530	$3,164	$10,266	$1,323
Net realized gain (loss) on investments	923	1,544	5,074	8,563	4,684	134
Change in net unrealized appreciation (depreciation) on investments	(6,930)	(422)	(14,102)	(23,346)	(40,566)	1,637

Increase (decrease) in net assets resulting from operations	(4,578)	3,930	(7,498)	(11,619)	(25,616)	3,094

CONTRACT TRANSACTIONS:
Purchase payments received		19,410	92,147	202,779	775,022	98,038
Transfers for contract benefits and terminations	(1,380)	(381)			(15,672)	(4,178)
Net transfers	723	14,515			22,682	7,472
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(657)	33,544	92,147	202,779	782,032	101,332

Total increase (decrease) in net assets	(5,235)	37,474	84,649	191,160	756,416	104,426

NET ASSETS:
Beginning of period	37,474	0	0	0	115,069	10,643

End of period	$32,239	$37,474	$84,649	$191,160	$871,485	$115,069

CHANGES IN UNITS OUTSTANDING:
Units issued	112	2,905	9,011	20,039	77,620	9,821
Units redeemed	(150)	(91)			(5,911)	(383)

Net increase (decrease)	(38)	2,814	9,011	20,039	71,709	9,438

	(1) For the period April 20, 2017 to December 31, 2017.
	(2) For the period July 16, 2018 to December 31, 2018.
	(3) For the period July 3, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	INVESCO V.I. COMSTOCK FUND
	2018	2017	2018	2018	2017
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$206,926	$191,796	$(407)	$4,238	$4,946
Net realized gain (loss) on investments	699,706	376,796	10,614	65,593	46,183
Change in net unrealized appreciation (depreciation) on investments	(1,819,883)	1,010,198	(31,040)	(126,256)	18,537

Increase (decrease) in net assets resulting from operations	(913,251)	1,578,790	(20,833)	(56,425)	69,666

CONTRACT TRANSACTIONS:
Purchase payments received	924,163	4,163,639	194,387	120,670	2,250
Transfers for contract benefits and terminations	(1,025,530)	(548,749)		(1,453)	(23,663)
Net transfers	(229,204)	(57,801)	12,645	(117,153)	(131,173)
Contract charges	(190,917)	(126,409)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(521,488)	3,430,680	207,032	2,064	(152,586)

Total increase (decrease) in net assets	(1,434,739)	5,009,470	186,199	(54,361)	(82,920)

NET ASSETS:
Beginning of period	15,930,960	10,921,490	0	415,794	498,714

End of period	$14,496,221	$15,930,960	$186,199	$361,433	$415,794

CHANGES IN UNITS OUTSTANDING:
Units issued	75,519	368,518	17,235	8,781	362
Units redeemed	(117,761)	(68,253)	(195)	(6,887)	(8,921)

Net increase (decrease)	(42,242)	300,265	17,040	1,894	(8,559)

	(1) For the period March 19, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	INVESCO V.I. CORE EQUITY FUND		INVESCO V.I. GROWTH & INCOME FUND		INVESCO V.I. HIGH YIELD FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(63)	$248	$21,734	$11,955	$7,708	$4,165
Net realized gain (loss) on investments	18,182	9,883	175,293	60,995	612	175
Change in net unrealized appreciation (depreciation) on investments	(28,236)	5,108	(415,488)	93,280	(15,468)	2,500

Increase (decrease) in net assets resulting from operations	(10,117)	15,239	(218,461)	166,230	(7,148)	6,840

CONTRACT TRANSACTIONS:
Purchase payments received			110,695		3,627	33,546
Transfers for contract benefits and terminations		(7,954)	(92,544)	(33,393)
Net transfers	(34,069)		124,711	108,663	10,013	178
Contract charges		(18)		(10)		(6)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(34,069)	(7,972)	142,862	75,260	13,640	33,718

Total increase (decrease) in net assets	(44,186)	7,267	(75,599)	241,490	6,492	40,558

NET ASSETS:
Beginning of period	136,619	129,352	1,400,735	1,159,245	162,325	121,767

End of period	$92,433	$136,619	$1,325,136	$1,400,735	$168,817	$162,325

CHANGES IN UNITS OUTSTANDING:
Units issued			19,190	12,222	1,440	3,076
Units redeemed	(1,097)	(278)	(7,016)	(9,402)	(140)

Net increase (decrease)	(1,097)	(278)	12,174	2,820	1,300	3,076

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. MID CAP CORE EQUITY FUND		INVESCO V.I. SMALL CAP EQUITY FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,902	$3,648	$(166)	$(47)	$(688)	$(426)
Net realized gain (loss) on investments	10,855	21,048	12,997	1,850	8,790	2,984
Change in net unrealized appreciation (depreciation) on investments	(92,635)	84,287	(22,882)	8,779	(31,087)	4,613

Increase (decrease) in net assets resulting from operations	(75,878)	108,983	(10,051)	10,582	(22,985)	7,171

CONTRACT TRANSACTIONS:
Purchase payments received					61,344
Transfers for contract benefits and terminations	(8,408)	(12,314)		(916)
Net transfers	(32,675)	(112,496)	(8,627)	16,207	(874)	22,496
Contract charges		(8)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(41,083)	(124,818)	(8,627)	15,291	60,470	22,496

Total increase (decrease) in net assets	(116,961)	(15,835)	(18,678)	25,873	37,485	29,667

NET ASSETS:
Beginning of period	522,310	538,145	93,464	67,591	68,974	39,307

End of period	$405,349	$522,310	$74,786	$93,464	$106,459	$68,974

CHANGES IN UNITS OUTSTANDING:
Units issued	1,541	1,815		1,073	4,662	1,685
Units redeemed	(4,914)	(12,032)	(366)	(623)	(68)	(23)

Net increase (decrease)	(3,373)	(10,217)	(366)	450	4,594	1,662

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	INVESCO V.I. TECHNOLOGY FUND		IVY VIP INTERNATIONAL CORE EQUITY		JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,682)	$(2,397)	$334	$48	$7,047	$3,834
Net realized gain (loss) on investments	28,392	19,747	1,165	49	22,124	1,373
Change in net unrealized appreciation (depreciation) on investments	(25,961)	61,615	(18,563)	3,492	(29,000)	74,091

Increase (decrease) in net assets resulting from operations	(251)	78,965	(17,064)	3,589	171	79,298

CONTRACT TRANSACTIONS:
Purchase payments received			16,232
Transfers for contract benefits and terminations	(24,747)	(10,409)			(28,406)	(24)
Net transfers	(4,126)	5,647	47,840	31,438
Contract charges		(28)				(25)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(28,873)	(4,790)	64,072	31,438	(28,406)	(49)

Total increase (decrease) in net assets	(29,124)	74,175	47,008	35,027	(28,235)	79,249

NET ASSETS:
Beginning of period	303,264	229,089	43,907	8,880	534,191	454,942

End of period	$274,140	$303,264	$90,915	$43,907	$505,956	$534,191

CHANGES IN UNITS OUTSTANDING:
Units issued		457	6,121	3,041
Units redeemed	(4,441)	(1,882)	(26)	(65)	(956)	(2)

Net increase (decrease)	(4,441)	(1,425)	6,095	2,976	(956)	(2)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$23,766	$13,081	$31,990	$17,414	$38,887	$36,769
Net realized gain (loss) on investments	83,055	11,319	(6,466)	597	(17,437)	(3,191)
Change in net unrealized appreciation (depreciation) on investments	(119,820)	298,259	(33,387)	4,841	(67,198)	22,546

Increase (decrease) in net assets resulting from operations	(12,999)	322,659	(7,863)	22,852	(45,748)	56,124

CONTRACT TRANSACTIONS:
Purchase payments received	195,328	84,915	1,190,056	98,038	14,192	535
Transfers for contract benefits and terminations	(115,293)	(49,955)	(38,275)	(43,152)	(69,024)	(117,723)
Net transfers	35,672	(1,477)	(43,031)	(112,690)	(109,689)	(170,900)
Contract charges		(48)		(7)		(44)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	115,707	33,435	1,108,750	(57,811)	(164,521)	(288,132)

Total increase (decrease) in net assets	102,708	356,094	1,100,887	(34,959)	(210,269)	(232,008)

NET ASSETS:
Beginning of period	2,213,138	1,857,044	721,648	756,607	2,188,849	2,420,857

End of period	$2,315,846	$2,213,138	$1,822,535	$721,648	$1,978,580	$2,188,849

CHANGES IN UNITS OUTSTANDING:
Units issued	17,025	7,341	121,418	10,131	3,857	6,534
Units redeemed	(6,421)	(2,888)	(12,145)	(13,364)	(15,161)	(25,414)

Net increase (decrease)	10,604	4,453	109,273	(3,233)	(11,304)	(18,880)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES
	2018	2017	2018	2017	2018	2017
				(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,979	$249	$509	$(94)	$835	$(300)
Net realized gain (loss) on investments	3,127	32,205	3,643	3	9,929	113
Change in net unrealized appreciation (depreciation) on investments	(46,554)	74,514	(14,199)	3,605	(16,252)	9,104

Increase (decrease) in net assets resulting from operations	(41,448)	106,968	(10,047)	3,514	(5,488)	8,917

CONTRACT TRANSACTIONS:
Purchase payments received			82,363			12,800
Transfers for contract benefits and terminations	(2,394)	(2,482)			(4,183)	(616)
Net transfers	56,612	(46,875)	(139)	83,917	40,649	201,557
Contract charges		(45)
Adjustments to net assets allocated to contracts in payout phase	(191)	268

Increase (decrease) in net assets resulting from contract transactions	54,027	(49,134)	82,224	83,917	36,466	213,741

Total increase (decrease) in net assets	12,579	57,834	72,177	87,431	30,978	222,658

NET ASSETS:
Beginning of period	488,682	430,848	87,431	0	222,658	0

End of period	$501,261	$488,682	$159,608	$87,431	$253,636	$222,658

CHANGES IN UNITS OUTSTANDING:
Units issued	4,811	7,632	3,861	4,750	2,368	11,950
Units redeemed	(507)	(9,842)	(6)		(691)	(86)

Net increase (decrease)	4,304	(2,210)	3,855	4,750	1,677	11,864

	(1) For the period October 19, 2017 to December 31, 2017. (2) For the period August 7, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES		JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES		JANUS HENDERSON VIT RESEARCH PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$643	$719	$2,594	$1,965	$(868)	$(1,163)
Net realized gain (loss) on investments	(2,985)	(5,252)	(4,935)	(5,774)	16,160	25,039
Change in net unrealized appreciation (depreciation) on investments	(8,249)	27,656	(39,315)	73,443	(24,306)	36,658

Increase (decrease) in net assets resulting from operations	(10,591)	23,123	(41,656)	69,634	(9,014)	60,534

CONTRACT TRANSACTIONS:
Purchase payments received				25
Transfers for contract benefits and terminations	(15,026)	(18,878)	(18,016)	(20,367)		(27,202)
Net transfers	(3,551)		(12,060)	(9,210)	(2,569)	(28,986)
Contract charges		(23)		(8)		(80)
Adjustments to net assets allocated to contracts in payout phase		(6,885)

Increase (decrease) in net assets resulting from contract transactions	(18,577)	(25,786)	(30,076)	(29,560)	(2,569)	(56,268)

Total increase (decrease) in net assets	(29,168)	(2,663)	(71,732)	40,074	(11,583)	4,266

NET ASSETS:
Beginning of period	85,869	88,532	283,972	243,898	270,824	266,558

End of period	$56,701	$85,869	$212,240	$283,972	$259,241	$270,824

CHANGES IN UNITS OUTSTANDING:
Units issued		201	4,694	1,643
Units redeemed	(706)	(768)	(7,865)	(4,877)	(72)	(1,982)

Net increase (decrease)	(706)	(567)	(3,171)	(3,234)	(72)	(1,982)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
	2017	2018	2017	2018	2017
	(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(54)	$(140)	$(142)	$13,806	$12,037
Net realized gain (loss) on investments	1,710	2,475	469	2,116	3,712
Change in net unrealized appreciation (depreciation) on investments	(674)	(6,183)	3,857	(260,722)	210,763

Increase (decrease) in net assets resulting from operations	982	(3,848)	4,184	(244,800)	226,512

CONTRACT TRANSACTIONS:
Purchase payments received				17,249
Transfers for contract benefits and terminations		(1,698)	(1,947)	(18,625)	(73,819)
Net transfers	(21,734)			44,523	290,529
Contract charges					(12)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(21,734)	(1,698)	(1,947)	43,147	216,698

Total increase (decrease) in net assets	(20,752)	(5,546)	2,237	(201,653)	443,210

NET ASSETS:
Beginning of period	20,752	32,600	30,363	1,243,137	799,927

End of period	$0	$27,054	$32,600	$1,041,484	$1,243,137

CHANGES IN UNITS OUTSTANDING:
Units issued				12,474	28,296
Units redeemed	(2,032)	(117)	(151)	(8,073)	(10,457)

Net increase (decrease)	(2,032)	(117)	(151)	4,401	17,839

(1) For the period January 1, 2017 to May 22, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	LVIP BARON GROWTH OPPORTUNITIES FUND		MFS VIT II INTERNATIONAL VALUE PORTFOLIO		MFS VIT III MID CAP VALUE PORTFOLIO
	2018	2017	2018	2017	2018	2017
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,297)	$(12,430)	$2,562	$7,647	$548	$3
Net realized gain (loss) on investments	144,015	176,342	100,589	60,012	7,231	59
Change in net unrealized appreciation (depreciation) on investments	(167,396)	182,845	(297,183)	282,496	(37,550)	1,111

Increase (decrease) in net assets resulting from operations	(35,678)	346,757	(194,032)	350,155	(29,771)	1,173

CONTRACT TRANSACTIONS:
Purchase payments received		12,800	124,735	59,206	200,543	1,962
Transfers for contract benefits and terminations	(90,471)	(58,686)	(39,451)	(159,098)	(2,490)
Net transfers	(216,451)	(200,445)	(411,322)	663,068		19,986
Contract charges		(17)		(12)
Adjustments to net assets allocated to contracts in payout phase	841	3,598		(5,104)

Increase (decrease) in net assets resulting from contract transactions	(306,081)	(242,750)	(326,038)	558,060	198,053	21,948

Total increase (decrease) in net assets	(341,759)	104,007	(520,070)	908,215	168,282	23,121

NET ASSETS:
Beginning of period	1,505,223	1,401,216	2,109,657	1,201,442	23,121	0

End of period	$1,163,464	$1,505,223	$1,589,587	$2,109,657	$191,403	$23,121

CHANGES IN UNITS OUTSTANDING:
Units issued	333	2,389	11,596	44,989	19,052	2,114
Units redeemed	(6,641)	(7,785)	(21,195)	(11,875)	(1,318)

Net increase (decrease)	(6,308)	(5,396)	(9,599)	33,114	17,734	2,114

(1) For the period July 25, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	MFS VIT UTILITIES SERIES		MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO		NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,142	$9,154	$15,367	$6,973	$(110)	$(65)
Net realized gain (loss) on investments	(3,219)	803	46,358	109,666	1,147	187
Change in net unrealized appreciation (depreciation) on investments	(3,281)	24,073	(137,855)	(98,091)	(3,760)	2,443

Increase (decrease) in net assets resulting from operations	(5,358)	34,030	(76,130)	18,548	(2,723)	2,565

CONTRACT TRANSACTIONS:
Purchase payments received			(468)	475
Transfers for contract benefits and terminations	(19,588)	(6,729)	(23,837)	(6,186)	(1,988)
Net transfers	115,505	476	(56,890)	(162,899)		(1,123)
Contract charges		(3)		(30)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	95,917	(6,256)	(81,195)	(168,640)	(1,988)	(1,123)

Total increase (decrease) in net assets	90,559	27,774	(157,325)	(150,092)	(4,711)	1,442

NET ASSETS:
Beginning of period	276,668	248,894	937,294	1,087,386	18,790	17,348

End of period	$367,227	$276,668	$779,969	$937,294	$14,079	$18,790

CHANGES IN UNITS OUTSTANDING:
Units issued	9,437	684	177	127
Units redeemed	(3,614)	(1,062)	(1,843)	(3,552)	(101)	(62)

Net increase (decrease)	5,823	(378)	(1,666)	(3,425)	(101)	(62)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	NVIT MID CAP INDEX FUND		OPPENHEIMER GLOBAL FUND/VA		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,587	$1,633	$1,517	$1,121	$874	$2,911
Net realized gain (loss) on investments	106,800	76,993	189,663	45,634	6,973	2,163
Change in net unrealized appreciation (depreciation) on investments	(253,973)	59,156	(344,732)	280,561	(83,547)	70,598

Increase (decrease) in net assets resulting from operations	(142,586)	137,782	(153,552)	327,316	(75,700)	75,672

CONTRACT TRANSACTIONS:
Purchase payments received	332	36,060	1,775	12,800	1,775	51,349
Transfers for contract benefits and terminations	(57,366)	(22,991)	(117,805)	(56,629)	(14,658)	(7,154)
Net transfers	113,092	(31,850)	(5,924)	21,992	5,413	(10,705)
Contract charges		(1)		(31)
Adjustments to net assets allocated to contracts in payout phase			227	(13,054)

Increase (decrease) in net assets resulting from contract transactions	56,058	(18,782)	(121,727)	(34,922)	(7,470)	33,490

Total increase (decrease) in net assets	(86,528)	119,000	(275,279)	292,394	(83,170)	109,162

NET ASSETS:
Beginning of period	1,056,554	937,554	1,237,539	945,145	385,530	276,368

End of period	$970,026	$1,056,554	$962,260	$1,237,539	$302,360	$385,530

CHANGES IN UNITS OUTSTANDING:
Units issued	10,116	9,385	3,893	5,454	1,599	5,501
Units redeemed	(3,262)	(7,003)	(7,212)	(3,632)	(2,072)	(2,207)

Net increase (decrease)	6,854	2,382	(3,319)	1,822	(473)	3,294

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
	2018	2017	2018	2017	2018
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(386)	$158	$2,126	$5,853	$497
Net realized gain (loss) on investments	10,439	3,443	(2,182)	(257)	(3)
Change in net unrealized appreciation (depreciation) on investments	(22,104)	5,847	(19,809)	2,120	(1,065)

Increase (decrease) in net assets resulting from operations	(12,051)	9,448	(19,865)	7,716	(571)

CONTRACT TRANSACTIONS:
Purchase payments received	16,232	980		60,846	19,141
Transfers for contract benefits and terminations			(4,608)	(2,695)
Net transfers	(2,304)	1,400	2,913	56,300	282
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	13,928	2,380	(1,695)	114,451	19,423

Total increase (decrease) in net assets	1,877	11,828	(21,560)	122,167	18,852

NET ASSETS:
Beginning of period	81,408	69,580	132,050	9,883	0

End of period	$83,285	$81,408	$110,490	$132,050	$18,852

CHANGES IN UNITS OUTSTANDING:
Units issued	1,050	1,045	4,344	19,934	1,922
Units redeemed	(157)	(854)	(4,758)	(789)

Net increase (decrease)	893	191	(414)	19,145	1,922

(1) For the period March 13, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PIMCO VIT HIGH YIELD PORTFOLIO		PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,805	$35,703	$35,141	$18,262	$2,968	$1,948
Net realized gain (loss) on investments	(1,172)	2,968	(20,662)	(31,153)	(818)	(39)
Change in net unrealized appreciation (depreciation) on investments	(71,383)	9,971	(26,673)	31,041	(6,573)	1,296

Increase (decrease) in net assets resulting from operations	(32,750)	48,642	(12,194)	18,150	(4,423)	3,205

CONTRACT TRANSACTIONS:
Purchase payments received	38,822	19,046	118,125	173,371		19,525
Transfers for contract benefits and terminations	(58,335)	(31,288)	(283,508)	(554,378)	(838)	(1,062)
Net transfers	67,850	57,223	126,383	139,339	2,046	18,380
Contract charges				(28)
Adjustments to net assets allocated to contracts in payout phase	(7,854)	972

Increase (decrease) in net assets resulting from contract transactions	40,483	45,953	(39,000)	(241,696)	1,208	36,843

Total increase (decrease) in net assets	7,733	94,595	(51,194)	(223,546)	(3,215)	40,048

NET ASSETS:
Beginning of period	911,802	817,207	3,084,648	3,308,194	132,248	92,200

End of period	$919,535	$911,802	$3,033,454	$3,084,648	$129,033	$132,248

CHANGES IN UNITS OUTSTANDING:
Units issued	8,599	7,270	30,975	53,341	3,902	3,758
Units redeemed	(3,970)	(3,923)	(33,548)	(69,696)	(3,847)	(131)

Net increase (decrease)	4,629	3,347	(2,573)	(16,355)	55	3,627

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PIONEER EMERGING MARKETS VCT PORTFOLIO	PIONEER FUND VCT PORTFOLIO
	2018	2017	2017	2018	2017
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$71,800	$49,468	$(32)	$481	$472
Net realized gain (loss) on investments	32,547	(9,908)	(1,179)	35,822	16,737
Change in net unrealized appreciation (depreciation) on investments	(156,067)	125,462	2,237	(39,707)	10,342

Increase (decrease) in net assets resulting from operations	(51,720)	165,022	1,026	(3,404)	27,551

CONTRACT TRANSACTIONS:
Purchase payments received	212,803	50,071		61	60
Transfers for contract benefits and terminations	(185,760)	(459,553)			(8,571)
Net transfers	137,685	492,672	(4,762)	(782)	(21,093)
Contract charges		(19)
Adjustments to net assets allocated to contracts in payout phase	1,418	(232)

Increase (decrease) in net assets resulting from contract transactions	166,146	82,939	(4,762)	(721)	(29,604)

Total increase (decrease) in net assets	114,426	247,961	(3,736)	(4,125)	(2,053)

NET ASSETS:
Beginning of period	4,011,785	3,763,824	3,736	149,799	151,852

End of period	$4,126,211	$4,011,785	$0	$145,674	$149,799

CHANGES IN UNITS OUTSTANDING:
Units issued	43,235	57,063		17	4
Units redeemed	(21,557)	(42,066)	(691)	(41)	(1,252)

Net increase (decrease)	21,678	14,997	(691)	(24)	(1,248)

(1) For the period January 1, 2017 to November 2, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PIONEER MID CAP VALUE VCT PORTFOLIO		PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO		PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(647)	$(355)	$(2,018)	$(1,541)	$(1,782)	$(2,252)
Net realized gain (loss) on investments	13,724	14,236	40,426	4,575	38,929	8,046
Change in net unrealized appreciation (depreciation) on investments	(47,760)	3,631	(54,399)	54,183	(39,692)	56,661

Increase (decrease) in net assets resulting from operations	(34,683)	17,512	(15,991)	57,217	(2,545)	62,455

CONTRACT TRANSACTIONS:
Purchase payments received			6
Transfers for contract benefits and terminations			(4,539)	(5,574)	(3,173)	(13,488)
Net transfers	7,871	1,658	(32,126)	61,329	(120,738)	(28,707)
Contract charges				(9)		(10)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	7,871	1,658	(36,659)	55,746	(123,911)	(42,205)

Total increase (decrease) in net assets	(26,812)	19,170	(52,650)	112,963	(126,456)	20,250

NET ASSETS:
Beginning of period	165,295	146,125	268,372	155,409	289,925	269,675

End of period	$138,483	$165,295	$215,722	$268,372	$163,469	$289,925

CHANGES IN UNITS OUTSTANDING:
Units issued	421	404	955	5,477	1	21
Units redeemed		(315)	(2,248)	(453)	(6,561)	(2,639)

Net increase (decrease)	421	89	(1,293)	5,024	(6,560)	(2,618)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND
	2018	2017	2018	2017	2018	2017
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(156)	$(151)	$8	$8,504	$1,183	$(205)
Net realized gain (loss) on investments	(44)	(50)	59,795	80,455	6,433	5
Change in net unrealized appreciation (depreciation) on investments	(3,412)	(62)	(127,714)	48,290	(14,005)	5,032

Increase (decrease) in net assets resulting from operations	(3,612)	(263)	(67,911)	137,249	(6,389)	4,832

CONTRACT TRANSACTIONS:
Purchase payments received			58,919	77,222
Transfers for contract benefits and terminations	(1)		(24,500)	(47,727)	(1)
Net transfers			(137,518)	(170,606)		78,900
Contract charges				(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1)	0	(103,099)	(141,115)	(1)	78,900

Total increase (decrease) in net assets	(3,613)	(263)	(171,010)	(3,866)	(6,390)	83,732

NET ASSETS:
Beginning of period	18,899	19,162	795,732	799,598	83,732	0

End of period	$15,286	$18,899	$624,722	$795,732	$77,342	$83,732

CHANGES IN UNITS OUTSTANDING:
Units issued			4,700	6,380		6,867
Units redeemed			(9,185)	(11,643)

Net increase (decrease)	0	0	(4,485)	(5,263)	0	6,867

(1) For the period August 10, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL HEALTH CARE FUND		PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL VALUE FUND
	2018	2017	2018	2017	2018	2017
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$531	$(1,498)	$5,160	$(429)	$1,338	$477
Net realized gain (loss) on investments	67,454	34,140	(76)	20	63	428
Change in net unrealized appreciation (depreciation) on investments	(77,055)	36,758	(5,357)	3,437	(16,158)	9,119

Increase (decrease) in net assets resulting from operations	(9,070)	69,400	(273)	3,028	(14,757)	10,024

CONTRACT TRANSACTIONS:
Purchase payments received	66,175		5,244	138,860		33,546
Transfers for contract benefits and terminations	(559)	(1,439)	(4,754)	(1,206)
Net transfers	(76,588)	(75,775)	(3,263)	48,249	5,508	(1,977)
Contract charges		(14)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(10,972)	(77,228)	(2,773)	185,903	5,508	31,569

Total increase (decrease) in net assets	(20,042)	(7,828)	(3,046)	188,931	(9,249)	41,593

NET ASSETS:
Beginning of period	511,005	518,833	188,931	0	79,888	38,295

End of period	$490,963	$511,005	$185,885	$188,931	$70,639	$79,888

CHANGES IN UNITS OUTSTANDING:
Units issued	4,749	184	818	18,386	539	3,139
Units redeemed	(4,248)	(4,640)	(1,090)	(118)		(260)

Net increase (decrease)	501	(4,456)	(272)	18,268	539	2,879

(1) For the period April 20, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND		ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,966	$2,333	$774	$1,017	$(530)	$(10)
Net realized gain (loss) on investments	(988)	(5,367)	15,095	12,832	(1,894)	(14,438)
Change in net unrealized appreciation (depreciation) on investments	(16,986)	6,488	(20,668)	10,736	(7,248)	18,789

Increase (decrease) in net assets resulting from operations	(8,008)	3,454	(4,799)	24,585	(9,672)	4,341

CONTRACT TRANSACTIONS:
Purchase payments received		106,621		12,800
Transfers for contract benefits and terminations	(11,946)	(4,872)			(9,664)	(6,166)
Net transfers	1,282	32,222	(45,358)	(40,821)		(8,393)
Contract charges		(3)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(10,664)	133,968	(45,358)	(28,021)	(9,664)	(14,559)

Total increase (decrease) in net assets	(18,672)	137,422	(50,157)	(3,436)	(19,336)	(10,218)

NET ASSETS:
Beginning of period	503,352	365,930	122,708	126,144	118,022	128,240

End of period	$484,680	$503,352	$72,551	$122,708	$98,686	$118,022

CHANGES IN UNITS OUTSTANDING:
Units issued	684	28,685		2,082		515
Units redeemed	(1,716)	(13,927)	(3,012)	(4,247)	(381)	(936)

Net increase (decrease)	(1,032)	14,758	(3,012)	(2,165)	(381)	(421)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO		SCHWAB MARKETTRACK GROWTH PORTFOLIO II		SCHWAB S&P 500 INDEX PORTFOLIO
	2018	2017	2018	2017	2018	2017
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$48,847	$(18,542)	$7,306	$5,751	$167,244	$134,411
Net realized gain (loss) on investments			174,127	50,119	963,617	755,163
Change in net unrealized appreciation (depreciation) on investments			(193,897)	55,491	(2,278,523)	2,092,521

Increase (decrease) in net assets resulting from operations	48,847	(18,542)	(12,464)	111,361	(1,147,662)	2,982,095

CONTRACT TRANSACTIONS:
Purchase payments received	2,071,426	2,624,901	45	60	2,547,328	767,977
Transfers for contract benefits and terminations	(1,171,697)	(715,159)	(117,812)	(26,869)	(485,447)	(618,157)
Net transfers	1,820,221	(1,990,883)	(679,237)	(332)	644,580	89,442
Contract charges		(746)		(10)		(189)
Adjustments to net assets allocated to contracts in payout phase	8,747	(18,801)	(4,244)	(1,776)	(7,998)	15,256

Increase (decrease) in net assets resulting from contract transactions	2,728,697	(100,688)	(801,248)	(28,927)	2,698,463	254,329

Total increase (decrease) in net assets	2,777,544	(119,230)	(813,712)	82,434	1,550,801	3,236,424

NET ASSETS:
Beginning of period	5,523,326	5,642,556	813,712	731,278	17,441,612	14,205,188

End of period	$8,300,870	$5,523,326	$0	$813,712	$18,992,413	$17,441,612

CHANGES IN UNITS OUTSTANDING:
Units issued	616,879	340,464	4,601	386	273,434	99,835
Units redeemed	(377,199)	(344,377)	(35,505)	(1,256)	(62,123)	(49,924)

Net increase (decrease)	239,680	(3,913)	(30,904)	(870)	211,311	49,911

(1) For the period January 1, 2018 to November 27, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	SCHWAB VIT BALANCED PORTFOLIO	SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO		SCHWAB VIT GROWTH PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
	2018	2018	2017	2018	2018	2017
	(1)		(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,001	$21,635	$(420)	$1,869	$(156)	$(211)
Net realized gain (loss) on investments	128	76,614	1,560	649	1,782	2,555
Change in net unrealized appreciation (depreciation) on investments	(6,263)	(119,527)	82,168	(20,636)	(1,651)	8,033

Increase (decrease) in net assets resulting from operations	(5,134)	(21,278)	83,308	(18,118)	(25)	10,377

CONTRACT TRANSACTIONS:
Purchase payments received	95,904	280,041	1,632,651	221,325	3,628
Transfers for contract benefits and terminations		(663,740)
Net transfers		(813,406)			(239)	(23,458)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	95,904	(1,197,105)	1,632,651	221,325	3,389	(23,458)

Total increase (decrease) in net assets	90,770	(1,218,383)	1,715,959	203,207	3,364	(13,081)

NET ASSETS:
Beginning of period	0	1,715,959	0	0	26,634	39,715

End of period	$90,770	$497,576	$1,715,959	$203,207	$29,998	$26,634

CHANGES IN UNITS OUTSTANDING:
Units issued	8,568	24,025	146,630	18,296	218	841
Units redeemed		(124,730)			(13)	(2,370)

Net increase (decrease)	8,568	(100,705)	146,630	18,296	205	(1,529)

(1) For the period June 7, 2018 to December 31, 2018.

(2) For the period February 14, 2017 to December 31, 2017.

(3) For the period April 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II		TEMPLETON FOREIGN VIP FUND		TEMPLETON GLOBAL BOND VIP FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(106)	$(439)	$10,780	$17,357	$(4,878)	$(2,418)
Net realized gain (loss) on investments	972	10,762	(24,098)	(6,704)	(4,296)	(7,355)
Change in net unrealized appreciation (depreciation) on investments	(1,465)	7,432	(64,771)	113,962	18,452	7,792

Increase (decrease) in net assets resulting from operations	(599)	17,755	(78,089)	124,615	9,278	(1,981)

CONTRACT TRANSACTIONS:
Purchase payments received		12,800			53,451
Transfers for contract benefits and terminations		(14,953)	(10,510)	(15,134)	(16,314)	(73,375)
Net transfers	372	(75,535)	(287,795)	(166,614)	26,609	484,280
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	372	(77,688)	(298,305)	(181,748)	63,746	410,905

Total increase (decrease) in net assets	(227)	(59,933)	(376,394)	(57,133)	73,024	408,924

NET ASSETS:
Beginning of period	14,814	74,747	714,025	771,158	718,161	309,237

End of period	$14,587	$14,814	$337,631	$714,025	$791,185	$718,161

CHANGES IN UNITS OUTSTANDING:
Units issued	312	967	18	7,994	11,378	48,904
Units redeemed	(329)	(6,003)	(24,128)	(22,110)	(4,882)	(7,699)

Net increase (decrease)	(17)	(5,036)	(24,110)	(14,116)	6,496	41,205

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	THIRD AVENUE VALUE PORTFOLIO		TVST TOUCHSTONE BOND FUND		TVST TOUCHSTONE COMMON STOCK FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$512	$32	$15,187	$(6,859)	$1,729	$(1,457)
Net realized gain (loss) on investments	3,337	754	(2,679)	(4,340)	167,236	1,230
Change in net unrealized appreciation (depreciation) on investments	(14,704)	6,305	(38,532)	35,946	(199,268)	39,788

Increase (decrease) in net assets resulting from operations	(10,855)	7,091	(26,024)	24,747	(30,303)	39,561

CONTRACT TRANSACTIONS:
Purchase payments received					6,445
Transfers for contract benefits and terminations	(6,885)	(2,101)	(19,735)	(44,341)	(15,781)
Net transfers	(2,814)		(7,557)	194,148	19,355	110,844
Contract charges		(4)		(9)		(1)
Adjustments to net assets allocated to contracts in payout phase	(4,693)	799

Increase (decrease) in net assets resulting from contract transactions	(14,392)	(1,306)	(27,292)	149,798	10,019	110,843

Total increase (decrease) in net assets	(25,247)	5,785	(53,316)	174,545	(20,284)	150,404

NET ASSETS:
Beginning of period	65,069	59,284	984,692	810,147	305,192	154,788

End of period	$39,822	$65,069	$931,376	$984,692	$284,908	$305,192

CHANGES IN UNITS OUTSTANDING:
Units issued	59	183	849	20,318	2,058	5,230
Units redeemed	(799)	(183)	(3,397)	(9,079)	(1,820)	(233)

Net increase (decrease)	(740)	0	(2,548)	11,239	238	4,997

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	TVST TOUCHSTONE FOCUSED FUND		TVST TOUCHSTONE SMALL COMPANY FUND		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(415)	$(403)	$(1,233)	$(576)	$(1,239)	$(2,352)
Net realized gain (loss) on investments	8,308	(887)	22,924	2,372	(45,411)	(56,064)
Change in net unrealized appreciation (depreciation) on investments	(46,671)	25,981	(39,424)	16,861	(5,955)	27,210

Increase (decrease) in net assets resulting from operations	(38,778)	24,691	(17,733)	18,657	(52,605)	(31,206)

CONTRACT TRANSACTIONS:
Purchase payments received	149,066		5,803			4,413
Transfers for contract benefits and terminations	(7,912)		(10,858)	(2,276)	(75,000)	(9,640)
Net transfers	(4,250)	11,530	29,855	71,367	(29,700)	(196,565)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	136,904	11,530	24,800	69,091	(104,700)	(201,792)

Total increase (decrease) in net assets	98,126	36,221	7,067	87,748	(157,305)	(232,998)

NET ASSETS:
Beginning of period	231,914	195,693	153,203	65,455	213,708	446,706

End of period	$330,040	$231,914	$160,270	$153,203	$56,403	$213,708

CHANGES IN UNITS OUTSTANDING:
Units issued	10,140	3,951	1,513	2,860	1,277	718
Units redeemed	(499)	(3,611)	(916)	(96)	(14,733)	(24,810)

Net increase (decrease)	9,641	340	597	2,764	(13,456)	(24,092)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND		VANGUARD VIF CAPITAL GROWTH PORTFOLIO		VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
	2018	2017	2018	2017	2018	2017
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$16,861	$4,842	$503	$(161)	$2,827	$(356)
Net realized gain (loss) on investments	(6,842)	(5,570)	34,484	4,467	7,072	3
Change in net unrealized appreciation (depreciation) on investments	(25,745)	35,365	(31,960)	28,193	(20,219)	11,972

Increase (decrease) in net assets resulting from operations	(15,726)	34,637	3,027	32,499	(10,320)	11,619

CONTRACT TRANSACTIONS:
Purchase payments received			60,047	58,428	59,601	16,024
Transfers for contract benefits and terminations	(99)	(7,993)	(15,075)	(13,383)
Net transfers	(38,577)	(67,762)	(119,435)	82,992	(140,522)	125,983
Contract charges		(7)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(38,676)	(75,762)	(74,463)	128,037	(80,921)	142,007

Total increase (decrease) in net assets	(54,402)	(41,125)	(71,436)	160,536	(91,241)	153,626

NET ASSETS:
Beginning of period	259,855	300,980	208,804	48,268	153,626	0

End of period	$205,453	$259,855	$137,368	$208,804	$62,385	$153,626

CHANGES IN UNITS OUTSTANDING:
Units issued	35	1,236	3,705	10,538	4,523	12,139
Units redeemed	(3,615)	(7,758)	(8,097)	(1,253)	(11,246)

Net increase (decrease)	(3,580)	(6,522)	(4,392)	9,285	(6,723)	12,139

(1) For the period July 24, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	VANGUARD VIF MID-CAP INDEX PORTFOLIO		VANGUARD VIF REAL ESTATE INDEX PORTFOLIO		VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$960	$19	$2,342	$948	$(477)	$(245)
Net realized gain (loss) on investments	14,942	2,785	1,722	2,320	19,305	6,288
Change in net unrealized appreciation (depreciation) on investments	(41,308)	16,360	(7,305)	(455)	(44,888)	19,302

Increase (decrease) in net assets resulting from operations	(25,406)	19,164	(3,241)	2,813	(26,060)	25,345

CONTRACT TRANSACTIONS:
Purchase payments received	118,750	18,830	47,780	16,973	102,925	30,930
Transfers for contract benefits and terminations	(1,037)		(2,573)	(1,438)	(1,386)	(381)
Net transfers	(84,850)	86,332	(11,417)	26,203	(25,779)	14,790
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	32,863	105,162	33,790	41,738	75,760	45,339

Total increase (decrease) in net assets	7,457	124,326	30,549	44,551	49,700	70,684

NET ASSETS:
Beginning of period	181,392	57,066	96,138	51,587	159,498	88,814

End of period	$188,849	$181,392	$126,687	$96,138	$209,198	$159,498

CHANGES IN UNITS OUTSTANDING:
Units issued	8,288	8,316	4,436	3,428	6,650	3,876
Units redeemed	(6,318)	(84)	(1,448)	(117)	(2,086)	(433)

Net increase (decrease)	1,970	8,232	2,988	3,311	4,564	3,443

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	WELLS FARGO VT DISCOVERY FUND		WELLS FARGO VT OMEGA GROWTH FUND		WELLS FARGO VT OPPORTUNITY FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(289)	$(244)	$(769)	$(405)	$(981)	$(77)
Net realized gain (loss) on investments	4,333	1,557	12,210	1,112	14,319	14,224
Change in net unrealized appreciation (depreciation) on investments	(6,573)	6,018	(11,510)	13,752	(24,021)	12,333

Increase (decrease) in net assets resulting from operations	(2,529)	7,331	(69)	14,459	(10,683)	26,480

CONTRACT TRANSACTIONS:
Purchase payments received			4,851	12,800
Transfers for contract benefits and terminations			(4,851)		(9,890)	(6,837)
Net transfers	(1,845)	1,751	(5,646)	37,332	(20,284)	60,212
Contract charges						(4)
Adjustments to net assets allocated to contracts in payout phase					(9,438)	1,821

Increase (decrease) in net assets resulting from contract transactions	(1,845)	1,751	(5,646)	50,132	(39,612)	55,192

Total increase (decrease) in net assets	(4,374)	9,082	(5,715)	64,591	(50,295)	81,672

NET ASSETS:
Beginning of period	35,120	26,038	93,118	28,527	180,018	98,346

End of period	$30,746	$35,120	$87,403	$93,118	$129,723	$180,018

CHANGES IN UNITS OUTSTANDING:
Units issued		124	685	3,824	465	3,792
Units redeemed	(124)		(1,053)		(1,694)	(908)

Net increase (decrease)	(124)	124	(368)	3,824	(1,229)	2,884

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2018

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It is a funding vehicle for individual variable annuity contracts. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2018, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 4.5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. Eliminated and modified disclosures have been adopted, and there was no impact to the financial statements.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 were as follows:

Investment Division	Purchases	Sales
AB VPS Growth and Income Portfolio	$50,617	$4,843
AB VPS Growth Portfolio	73,955	8,938
AB VPS International Growth Portfolio	65,505	11,761
AB VPS International Value Portfolio	1,537	1,626
AB VPS Real Estate Investment Portfolio	36,717	50,015
AB VPS Small/Mid Cap Value Portfolio	107,049	65,287
Alger Capital Appreciation Portfolio	17,656	20,020
Alger Large Cap Growth Portfolio	823,909	636,792
Alger Mid Cap Growth Portfolio	210,228	243,370
Alps Red Rocks Listed Private Equity Portfolio	785	86
American Century Investments VP Balanced Fund	329,460	133,256
American Century Investments VP Income & Growth Fund	530,486	69,640
American Century Investments VP International Fund	56,188	21,509
American Century Investments VP Mid Cap Value Fund	62,570	74,932
American Century Investments VP Value Fund	494,848	156,214
American Funds IS Global Growth Fund	78,359	9,445
American Funds IS International Fund	23,509	19,918
American Funds IS New World Fund	58,145	10,096
BlackRock Global Allocation VI Fund	227,601	5,505
Clearbridge Variable Mid Cap Portfolio	737	208
Clearbridge Variable Small Cap Growth Portfolio	45,349	2,437
Columbia Variable Portfolio - Large Cap Growth Fund	700,681	55,610
Columbia Variable Portfolio - Seligman Global Technology Fund	136,582	56,888
Columbia Variable Portfolio - Small Cap Value Fund	185,293	159,358
Delaware VIP Emerging Markets Series	224,070	50,619
Delaware VIP Small Cap Value Series	58,419	151,430
Delaware VIP Smid Cap Core Series	150,608	18,962
Delaware VIP Value Series	24,203	23,139
Dimensional VA US Targeted Value Portfolio	45,912	4,080
Dreyfus IP Midcap Stock Portfolio	436,847	53,506
Dreyfus VIF Appreciation Portfolio	102,538	97,069
Dreyfus VIF Growth and Income Portfolio	19,703	21,303
DWS Capital Growth VIP	132,064	60,244
DWS Core Equity VIP	109,769	32,071
DWS CROCI® U.S. VIP	27,320	34,833
DWS Global Small Cap VIP	17,851	2,694
DWS Small Cap Index VIP	295,187	191,291
DWS Small Mid Cap Growth VIP	4,658	94
DWS Small Mid Cap Value VIP	29,951	12,218
Federated Fund For US Government Securities II	173,915	89,109
Federated Managed Tail Risk Fund II	2,688	81,635

Investment Division	Purchases	Sales
Federated Managed Volatility Fund II	$71,439	$465
Franklin Small Cap Value VIP Fund	317,079	108,386
Great-West Aggressive Profile Fund	161,823	2,979
Great-West Bond Index Fund	35,620	57
Great-West Conservative Profile Fund	782,128	21,209
Great-West Mid Cap Value Fund	3,833	2,138
Great-West Moderate Profile Fund	99,010	240
Great-West Moderately Conservative Profile Fund	215,150	616
Great-West Multi-Sector Bond Fund	861,962	65,094
Great-West SecureFoundation® Balanced Fund	1,825,768	1,526,852
Great-West T. Rowe Price Mid Cap Growth Fund	220,188	2,879
Invesco V.I. Comstock Fund	169,505	122,005
Invesco V.I. Core Equity Fund	7,628	35,065
Invesco V.I. Growth & Income Fund	476,874	164,665
Invesco V.I. High Yield Fund	24,691	3,336
Invesco V.I. International Growth Fund	35,612	67,489
Invesco V.I. Mid Cap Core Equity Fund	12,380	9,224
Invesco V.I. Small Cap Equity Fund	69,941	1,577
Invesco V.I. Technology Fund	13,835	31,544
Ivy VIP International Core Equity	66,141	589
Janus Henderson VIT Balanced Portfolio Institutional Shares	26,552	32,963
Janus Henderson VIT Balanced Portfolio Service Shares	336,691	139,509
Janus Henderson VIT Flexible Bond Portfolio Institutional Shares	1,295,459	154,620
Janus Henderson VIT Flexible Bond Portfolio Service Shares	102,871	228,433
Janus Henderson VIT Global Research Portfolio	68,079	11,861
Janus Henderson VIT Global Technology Portfolio Institutional Shares	87,081	796
Janus Henderson VIT Global Technology Portfolio Service Shares	60,697	15,487
Janus Henderson VIT Overseas Portfolio Institutional Shares	1,281	19,214
Janus Henderson VIT Overseas Portfolio Service Shares	53,185	80,662
Janus Henderson VIT Research Portfolio	15,124	4,989
JPMorgan Insurance Trust Small Cap Core Portfolio	2,251	1,961
Lazard Retirement Emerging Markets Equity Portfolio	183,463	126,480
LVIP Baron Growth Opportunities Fund	67,424	328,762
MFS VIT II International Value Portfolio	227,660	530,905
MFS VIT III Mid Cap Value Portfolio	221,144	15,399
MFS VIT Utilities Series	157,109	58,419
Morgan Stanley VIF U.S. Real Estate Portfolio	30,840	96,643
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio	725	2,137
NVIT Mid Cap Index Fund	289,473	123,794
Oppenheimer Global Fund/VA	232,646	274,343
Oppenheimer International Growth Fund/VA	26,305	25,740
Oppenheimer Main Street Small Cap Fund/VA	27,024	2,943
Pimco VIT Commodity RealReturn Strategy Portfolio	29,616	29,182
Pimco VIT Emerging Markets Bond Portfolio	19,986	65
Pimco VIT High Yield Portfolio	182,587	94,405
Pimco VIT Low Duration Portfolio	391,221	394,956
Pimco VIT Real Return Portfolio	42,705	38,524
Pimco VIT Total Return Portfolio	626,030	339,732
Pioneer Fund VCT Portfolio	39,111	2,441
Pioneer Mid Cap Value VCT Portfolio	21,952	1,374

Investment Division	Purchases	Sales
Pioneer Select Mid Cap Growth VCT Portfolio	$56,398	$62,498
Prudential Series Fund Equity Portfolio	25	125,718
Prudential Series Fund Natural Resources Portfolio	-	156
Putnam VT Equity Income Fund	103,149	175,418
Putnam VT Global Asset Allocation Fund	8,171	543
Putnam VT Global Health Care Fund	145,785	81,106
Putnam VT Income Fund	14,255	11,864
Putnam VT International Value Fund	7,231	383
Putnam VT Mortgage Securities Fund	20,049	20,730
Putnam VT Multi-Cap Core Fund	10,872	45,940
Royce Capital Fund - Small-Cap Portfolio	1,742	10,533
Schwab Government Money Market Portfolio	5,870,667	3,101,373
Schwab Markettrack Growth Portfolio II	451,466	812,581
Schwab S&P 500 Index Portfolio	4,641,091	1,749,914
Schwab VIT Balanced Portfolio	97,303	257
Schwab VIT Balanced With Growth Portfolio	311,540	1,484,435
Schwab VIT Growth Portfolio	224,803	937
T. Rowe Price Health Sciences Portfolio	5,370	394
T. Rowe Price Health Sciences Portfolio Class II	6,465	5,090
Templeton Foreign VIP Fund	14,963	302,499
Templeton Global Bond VIP Fund	112,424	53,525
Third Avenue Value Portfolio	947	10,134
TVST Touchstone Bond Fund	33,073	45,140
TVST Touchstone Common Stock Fund	249,474	60,477
TVST Touchstone Focused Fund	159,283	15,215
TVST Touchstone Small Company Fund	77,820	31,189
Van Eck VIP Global Hard Assets Fund	8,257	114,202
Van Eck VIP Unconstrained Emerging Markets Bond Fund	19,132	40,941
Vanguard VIF Capital Growth Portfolio	69,625	137,846
Vanguard VIF Diversified Value Portfolio	70,859	141,510
Vanguard VIF Mid-Cap Index Portfolio	130,937	87,615
Vanguard VIF REIT Index Portfolio	58,619	18,769
Vanguard VIF Small Company Growth Portfolio	126,456	32,484
Wells Fargo VT Discovery Fund	4,224	2,133
Wells Fargo VT Omega Growth Fund	21,357	17,332
Wells Fargo VT Opportunity Fund	24,390	41,435

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Schwab Select Annuity contract a $25 annual maintenance charge on accounts under $50,000 as of each contract’s anniversary date. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Transfer Fees

The Company charges $10 in the Schwab Select Annuity contract for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable state premium tax or retaliatory tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Schwab Select annuity contract, equal to an annual rate of 0.85%; a daily charge from the unit value of each Investment Division of the Schwab OneSource annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen; a daily charge from the unit value of each Investment Division of Schwab Advisor Choice annuity contract, equal to an annual rate of 0.49% to 0.69%, depending on the death benefit option chosen; and a daily charge from the unit value of each Investment Division of Schwab OneSource Choice annuity contract, equal to an annual rate of 0.65% to 0.85%, depending on the death benefit option chosen. The level of these charges is guaranteed and will not change. The charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in Schwab Advisor Choice and Schwab OneSource Choice annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 0.95% for Schwab Advisor Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab Advisor Choice annuity contracts signed on or after May 1, 2017; and 1.00% for Schwab OneSource Choice annuity contracts signed before May 1, 2017, and 0.90% for Schwab OneSource Choice annuity contracts signed on or after May 1, 2017. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
AB VPS GROWTH AND INCOME PORTFOLIO
2018	9	$20.14	to	$13.24	$144	0.97%	0.49%	to	0.85%	(6.41)%	to	(6.07)%
2017	7	$21.52	to	$14.02	$126	1.61%	0.65%	to	0.85%	17.92%	to	18.16%
2016	3	$18.25	to	$18.25	$60	0.73%	0.85%	to	0.85%	10.36%	to	10.36%
2015	38	$16.54	to	$10.73	$426	0.89%	0.65%	to	0.85%	0.84%	to	1.05%
2014	3	$16.40	to	$16.40	$54	1.37%	0.85%	to	0.85%	8.61%	to	8.61%
AB VPS GROWTH PORTFOLIO
2018	8	$24.09	to	$16.76	$166	0.00%	0.49%	to	0.85%	3.13%	to	3.51%
2017	5	$15.99	to	$23.53	$121	0.00%	0.65%	to	0.85%	33.38%	to	33.65%
2016	6	$17.31	to	$17.60	$110	0.00%	0.65%	to	0.85%	0.27%	to	0.47%
2015	5	$17.47	to	$17.26	$81	0.00%	0.85%	to	0.85%	8.13%	to	8.15%
2014	5	$16.16	to	$15.96	$75	0.00%	0.85%	to	0.85%	12.38%	to	11.06%
AB VPS INTERNATIONAL GROWTH PORTFOLIO
2018	21	$14.68	to	$8.61	$295	0.70%	0.65%	to	0.85%	(18.11)%	to	(17.95)%
2017	18	$17.93	to	$10.49	$312	0.87%	0.65%	to	0.85%	33.89%	to	34.16%
2016	14	$13.39	to	$7.82	$197	0.00%	0.65%	to	0.85%	(7.66)%	to	(7.49)%
2015	23	$14.50	to	$8.45	$327	0.34%	0.65%	to	0.85%	(2.70)%	to	(2.50)%
2014	22	$14.91	to	$8.67	$330	0.00%	0.65%	to	0.85%	(1.97)%	to	(1.81)%
AB VPS INTERNATIONAL VALUE PORTFOLIO
2018	11	$7.50	to	$6.67	$82	1.52%	0.65%	to	0.85%	(23.45)%	to	(23.29)%
2017	11	$9.80	to	$8.69	$108	2.26%	0.65%	to	0.85%	24.37%	to	24.61%
2016	11	$7.88	to	$6.98	$87	1.03%	0.65%	to	0.85%	(1.34)%	to	(1.15)%
2015	19	$7.98	to	$7.06	$138	2.49%	0.65%	to	0.85%	1.72%	to	1.94%
2014	19	$7.85	to	$6.92	$137	3.61%	0.65%	to	0.85%	(6.99)%	to	(6.86)%
AB VPS REAL ESTATE INVESTMENT PORTFOLIO
(Effective date 05/01/2008)
2018	14	$16.80	to	$12.09	$209	2.02%	0.49%	to	0.85%	(4.95)%	to	(4.61)%
2017	16	$17.68	to	$12.68	$245	2.06%	0.49%	to	0.85%	5.64%	to	6.02%
2016	23	$16.73	to	$11.96	$368	1.55%	0.49%	to	0.85%	6.85%	to	7.24%
2015	27	$15.66	to	$11.15	$404	1.46%	0.49%	to	0.85%	(0.04)%	to	0.31%
2014	24	$15.67	to	$15.88	$375	2.66%	0.65%	to	0.85%	24.27%	to	24.55%
AB VPS SMALL/MID CAP VALUE PORTFOLIO
2018	18	$20.93	to	$11.58	$306	0.52%	0.65%	to	0.85%	(15.76)%	to	(15.58)%
2017	16	$24.85	to	$13.79	$351	0.47%	0.49%	to	0.85%	12.20%	to	12.60%
2016	21	$22.15	to	$12.25	$397	0.60%	0.49%	to	0.85%	24.03%	to	24.48%
2015	17	$17.86	to	$9.84	$280	0.75%	0.49%	to	0.85%	(6.28)%	to	(5.94)%
2014	14	$19.05	to	$17.83	$270	0.67%	0.65%	to	0.85%	8.24%	to	8.45%
ALGER CAPITAL APPRECIATION PORTFOLIO
(Effective date 05/01/2015)
2018	4	$12.99	to	$12.99	$49	0.07%	0.49%	to	0.49%	(0.59)%	to	(0.59)%
2017	5	$12.94	to	$13.06	$59	0.23%	0.49%	to	0.85%	29.96%	to	30.44%
2016	1	$10.02	to	$10.02	$12	0.20%	0.49%	to	0.49%	0.02%	to	0.02%
ALGER LARGE CAP GROWTH PORTFOLIO
2018	38	$37.45	to	$19.78	$1,324	0.00%	0.65%	to	0.85%	1.34%	to	1.55%
2017	40	$36.96	to	$19.48	$1,381	0.00%	0.65%	to	0.85%	27.38%	to	27.63%
2016	47	$29.01	to	$10.69	$1,169	0.00%	0.49%	to	0.85%	(1.66)%	to	(1.31)%
2015	50	$29.50	to	$10.83	$1,256	0.00%	0.49%	to	0.85%	0.85%	to	1.22%
2014	48	$29.25	to	$15.33	$1,252	0.17%	0.65%	to	0.85%	10.05%	to	10.29%

(Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
ALGER MID CAP GROWTH PORTFOLIO
2018	14		$26.15	to	$12.39	$274	0.00%	0.49%	to	0.85%	(8.24)%	to	(7.91)%
2017	16		$28.50	to	$13.46	$368	0.00%	0.49%	to	0.85%	28.70%	to	29.16%
2016	16		$22.15	to	$12.79	$295	0.00%	0.65%	to	0.85%	0.12%	to	0.32%
2015	16		$22.12	to	$12.75	$295	0.00%	0.65%	to	0.85%	(2.40)%	to	(2.20)%
2014	16		$22.66	to	$13.04	$306	0.00%	0.65%	to	0.85%	7.09%	to	7.33%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 04/29/2016)
2018	1		$11.50	to	$11.50	$11	5.74%	0.65%	to	0.65%	(12.79)%	to	(12.79)%
2017	1		$13.19	to	$13.19	$13	2.95%	0.65%	to	0.65%	24.68%	to	24.68%
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND
2018	67		$22.02	to	$11.74	$973	1.10%	0.49%	to	0.85%	(4.65)%	to	(4.30)%
2017	48		$23.10	to	$12.20	$832	1.44%	0.65%	to	0.85%	12.95%	to	13.18%
2016	34		$20.45	to	$15.56	$646	1.60%	0.65%	to	0.85%	6.09%	to	6.30%
2015	39		$19.28	to	$14.63	$678	1.73%	0.65%	to	0.85%	(3.40)%	to	(3.20)%
2014	40		$19.95	to	$15.12	$736	1.55%	0.65%	to	0.85%	8.90%	to	9.17%
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND
(Effective date 05/01/2008)
2018	37		$12.40	to	$12.61	$475	2.24%	0.49%	to	0.85%	(7.66)%	to	(7.33)%
2017	5		$13.43	to	$13.60	$89	2.27%	0.49%	to	0.85%	19.46%	to	19.90%
2016	4		$16.82	to	$11.30	$61	2.33%	0.65%	to	0.65%	12.75%	to	12.75%
2015	5		$14.92	to	$10.02	$65	2.10%	0.65%	to	0.65%	(6.24)%	to	(6.24)%
2014	5		$15.91	to	$10.69	$71	1.84%	0.65%	to	0.65%	11.81%	to	6.90%
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND
2018	12		$20.76	to	$9.63	$183	1.30%	0.65%	to	0.85%	(15.95)%	to	(15.77)%
2017	10		$24.70	to	$11.44	$199	0.81%	0.65%	to	0.85%	30.10%	to	30.36%
2016	8		$18.99	to	$8.84	$136	1.43%	0.65%	to	0.85%	(6.29)%	to	(6.11)%
2015	18		$20.26	to	$9.35	$239	0.25%	0.65%	to	0.85%	(0.10)%	to	0.11%
2014	9		$20.28	to	$9.41	$159	1.63%	0.65%	to	0.85%	(6.33)%	to	(5.90)%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 05/01/2009)
2018	12		$29.43	to	$12.56	$257	1.27%	0.49%	to	0.85%	(13.70)%	to	(13.39)%
2017	14		$34.10	to	$14.51	$338	1.44%	0.49%	to	0.85%	10.53%	to	10.92%
2016	9		$30.85	to	$13.08	$248	1.57%	0.49%	to	0.85%	21.68%	to	22.12%
2015	9		$25.36	to	$10.68	$205	1.51%	0.65%	to	0.85%	(2.41)%	to	(2.22)%
2014	11		$25.98	to	$10.92	$252	0.93%	0.65%	to	0.85%	15.26%	to	9.20%
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
2018	96		$26.41	to	$11.99	$1,844	1.70%	0.49%	to	0.85%	(9.92)%	to	(9.59)%
2017	69		$29.32	to	$13.26	$1,732	1.67%	0.49%	to	0.85%	7.83%	to	8.21%
2016	79		$27.19	to	$12.25	$1,851	1.72%	0.49%	to	0.85%	19.46%	to	19.90%
2015	77		$22.76	to	$10.20	$1,540	2.11%	0.65%	to	0.85%	(4.70)%	to	(4.51)%
2014	82		$23.88	to	$16.57	$1,768	1.56%	0.65%	to	0.85%	12.11%	to	12.34%
AMERICAN FUNDS IS GLOBAL GROWTH FUND
(Effective date 05/29/2014)
2018	9		$13.00	to	$13.00	$115	0.97%	0.49%	to	0.49%	(9.26)%	to	(9.26)%
2017	5		$14.32	to	$14.32	$71	1.13%	0.49%	to	0.49%	31.16%	to	31.16%
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/29/2016)
2018	7		$11.42	to	$11.42	$83	0.97%	0.49%	to	0.49%	(14.46)%	to	(14.46)%
2017	4		$13.28	to	$13.36	$53	1.39%	0.49%	to	0.85%	28.34%	to	28.82%
2016	0	*	$10.37	to	$10.37	$3	0.70%	0.49%	to	0.49%	3.68%	to	3.68%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 05/01/2014)
2018	41		$10.53	to	$10.63	$436	1.17%	0.49%	to	0.69%	(7.98)%	to	(7.80)%
2017	23		$11.45	to	$11.61	$270	1.25%	0.65%	to	0.69%	13.07%	to	13.12%
2016	21		$10.12	to	$10.26	$217	1.35%	0.65%	to	0.69%	3.40%	to	3.45%
2015	12		$9.89	to	$9.80	$121	1.05%	0.65%	to	0.85%	(1.55)%	to	(1.35)%
2014	10		$10.04	to	$10.06	$100	2.18%	0.65%	to	0.85%	0.40%	to	0.60%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/29/2016)
2018	3		$10.78	to	$10.78	$28	0.50%	0.65%	to	0.65%	(13.09)%	to	(13.09)%
2017	3		$12.40	to	$12.40	$32	0.44%	0.65%	to	0.65%	12.07%	to	12.07%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 05/01/2015)
2018	8		$12.78	to	$12.78	$99	0.00%	0.65%	to	0.65%	2.77%	to	2.77%
2017	6		$12.44	to	$12.44	$70	0.00%	0.65%	to	0.65%	23.46%	to	23.46%
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND
(Effective date 04/29/2016)
2018	57		$12.64	to	$12.76	$732	0.00%	0.49%	to	0.85%	(4.95)%	to	(4.60)%
2017	14		$13.30	to	$13.34	$184	0.00%	0.65%	to	0.85%	26.76%	to	27.01%
2016	14		$10.49	to	$10.50	$144	0.00%	0.65%	to	0.85%	4.90%	to	5.04%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2018	31		$23.66	to	$18.29	$729	0.00%	0.49%	to	0.85%	(9.23)%	to	(8.90)%
2017	32		$26.07	to	$20.08	$813	0.00%	0.49%	to	0.85%	33.78%	to	34.26%
2016	22		$19.48	to	$19.71	$425	0.00%	0.65%	to	0.85%	18.01%	to	18.24%
2015	22		$16.51	to	$16.67	$366	0.00%	0.65%	to	0.85%	8.89%	to	9.10%
2014	23		$15.16	to	$15.28	$347	0.00%	0.65%	to	0.85%	24.06%	to	24.33%
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND
(Effective date 05/01/2009)
2018	4		$24.76	to	$25.24	$98	0.15%	0.65%	to	0.85%	(18.86)%	to	(18.70)%
2017	4		$30.51	to	$31.04	$121	0.15%	0.65%	to	0.85%	13.02%	to	13.25%
2016	1		$27.41	to	$12.45	$19	0.23%	0.49%	to	0.65%	31.88%	to	32.08%
2015	2		$20.51	to	$20.78	$33	0.72%	0.65%	to	0.85%	(7.11)%	to	(6.92)%
2014	1		$22.08	to	$22.33	$11	0.44%	0.65%	to	0.85%	2.17%	to	2.38%
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 05/01/2014)
2018	26		$10.39	to	$10.08	$268	2.67%	0.49%	to	0.85%	(16.52)%	to	(16.22)%
2017	11		$12.45	to	$12.04	$137	0.10%	0.49%	to	0.85%	39.36%	to	39.87%
2016	1		$8.56	to	$8.61	$8	0.30%	0.49%	to	0.69%	13.15%	to	13.37%
2015	1		$7.57	to	$7.59	$10	0.33%	0.49%	to	0.69%	(15.10)%	to	(14.92)%
2014	0	*	$9.34	to	$9.34	$3	0.00%	0.65%	to	0.65%	(6.60)%	to	(6.60)%
DELAWARE VIP SMALL CAP VALUE SERIES
2018	19		$33.73	to	$11.58	$460	0.84%	0.49%	to	0.85%	(17.43)%	to	(17.13)%
2017	23		$40.84	to	$13.98	$691	0.81%	0.49%	to	0.85%	11.11%	to	11.50%
2016	17		$36.76	to	$12.54	$471	0.96%	0.49%	to	0.85%	30.30%	to	30.77%
2015	19		$28.21	to	$9.59	$410	0.72%	0.49%	to	0.85%	(7.02)%	to	(6.68)%
2014	18		$30.34	to	$10.26	$464	0.61%	0.65%	to	0.85%	4.95%	to	2.60%
DELAWARE VIP SMID CAP CORE SERIES
(Effective date 05/01/2006)
2018	13		$24.97	to	$13.25	$233	0.17%	0.49%	to	0.85%	(12.87)%	to	(12.55)%
2017	9		$28.66	to	$15.15	$206	0.29%	0.49%	to	0.85%	17.64%	to	18.06%
2016	7		$24.36	to	$12.78	$161	0.18%	0.65%	to	0.85%	7.38%	to	7.60%
2015	10		$22.69	to	$11.87	$203	0.35%	0.65%	to	0.85%	6.63%	to	6.85%
2014	9		$20.94	to	$21.22	$189	0.08%	0.65%	to	0.85%	2.30%	to	2.51%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
(Effective date 05/29/2014)
2018	8	$11.09	to	$11.09	$90	1.05%	0.49%	to	0.49%	(16.28)%	to	(16.28)%
2017	5	$13.25	to	$13.25	$71	1.39%	0.49%	to	0.49%	9.23%	to	9.23%
2016	3	$12.13	to	$12.13	$42	1.14%	0.49%	to	0.49%	26.88%	to	26.88%
2015	1	$9.56	to	$9.56	$6	1.33%	0.49%	to	0.49%	(5.69)%	to	(5.69)%
DREYFUS IP MIDCAP STOCK PORTFOLIO
2018	32	$28.20	to	$11.61	$404	0.22%	0.49%	to	0.85%	(16.21)%	to	(15.90)%
2017	4	$33.66	to	$13.80	$102	0.93%	0.49%	to	0.85%	14.41%	to	14.81%
2016	3	$29.42	to	$11.97	$78	1.04%	0.65%	to	0.85%	14.49%	to	14.74%
2015	3	$25.70	to	$10.44	$68	0.60%	0.65%	to	0.85%	(3.11)%	to	(2.93)%
2014	3	$26.52	to	$26.52	$67	0.98%	0.85%	to	0.85%	11.10%	to	11.10%
DREYFUS VIF APPRECIATION PORTFOLIO
2018	19	$21.23	to	$18.92	$396	1.24%	0.65%	to	0.85%	(7.65)%	to	(7.47)%
2017	21	$22.99	to	$20.45	$490	1.34%	0.65%	to	0.85%	26.26%	to	26.51%
2016	28	$18.21	to	$16.16	$513	1.62%	0.65%	to	0.85%	6.99%	to	7.20%
2015	34	$17.02	to	$15.08	$566	1.71%	0.65%	to	0.85%	(3.30)%	to	(3.10)%
2014	32	$17.60	to	$15.56	$560	1.84%	0.65%	to	0.85%	7.19%	to	7.38%
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2018	12	$21.60	to	$13.58	$184	0.79%	0.65%	to	0.85%	(5.50)%	to	(5.31)%
2017	13	$22.85	to	$14.34	$214	0.75%	0.65%	to	0.85%	18.70%	to	18.94%
2016	13	$19.25	to	$12.06	$182	1.00%	0.65%	to	0.85%	9.10%	to	9.32%
2015	6	$17.65	to	$10.73	$89	0.19%	0.85%	to	0.85%	0.72%	to	0.72%
2014	4	$17.52	to	$17.52	$68	0.79%	0.85%	to	0.85%	9.16%	to	9.16%
DWS CAPITAL GROWTH VIP
2018	41	$23.79	to	$15.12	$933	0.70%	0.65%	to	0.85%	(2.44)%	to	(2.24)%
2017	42	$24.38	to	$15.47	$977	0.73%	0.65%	to	0.85%	25.23%	to	25.48%
2016	41	$19.47	to	$18.07	$783	1.00%	0.65%	to	0.85%	3.37%	to	3.58%
2015	46	$18.83	to	$17.45	$828	0.64%	0.65%	to	0.85%	7.70%	to	7.91%
2014	45	$17.49	to	$16.17	$760	0.67%	0.65%	to	0.85%	12.04%	to	12.29%
DWS CORE EQUITY VIP
2018	13	$21.12	to	$14.12	$223	1.63%	0.49%	to	0.85%	(6.49)%	to	(6.15)%
2017	11	$22.59	to	$15.04	$213	1.08%	0.49%	to	0.85%	20.00%	to	20.43%
2016	7	$18.04	to	$19.15	$122	1.49%	0.65%	to	0.85%	9.55%	to	9.77%
2015	8	$17.18	to	$17.45	$150	0.85%	0.65%	to	0.85%	4.36%	to	4.57%
2014	8	$15.78	to	$16.68	$152	0.99%	0.65%	to	0.85%	10.89%	to	11.05%
DWS CROCI® U.S. VIP
2018	13	$16.84	to	$12.98	$224	2.50%	0.65%	to	0.85%	(11.26)%	to	(11.07)%
2017	15	$18.97	to	$14.59	$284	1.50%	0.65%	to	0.85%	21.84%	to	22.10%
2016	16	$15.57	to	$11.95	$251	1.07%	0.65%	to	0.85%	(5.19)%	to	(5.00)%
2015	20	$16.43	to	$12.58	$326	1.29%	0.65%	to	0.85%	(7.66)%	to	(7.47)%
2014	27	$17.79	to	$13.60	$454	1.34%	0.65%	to	0.85%	9.81%	to	10.03%
DWS GLOBAL SMALL CAP VIP
(Effective date 05/01/2014)
2018	12	$9.05	to	$9.19	$107	0.28%	0.49%	to	0.85%	(21.19)%	to	(20.90)%
2017	12	$11.48	to	$11.62	$138	0.00%	0.49%	to	0.85%	19.01%	to	19.44%
DWS SMALL CAP INDEX VIP
2018	58	$31.89	to	$12.19	$1,111	0.95%	0.49%	to	0.85%	(11.99)%	to	(11.67)%
2017	54	$36.23	to	$13.80	$1,246	0.89%	0.49%	to	0.85%	13.37%	to	13.78%
2016	42	$31.96	to	$19.47	$989	1.12%	0.65%	to	0.85%	20.01%	to	20.24%
2015	46	$26.63	to	$16.19	$941	1.05%	0.65%	to	0.85%	(5.41)%	to	(5.22)%
2014	44	$28.15	to	$17.08	$941	0.73%	0.65%	to	0.85%	3.84%	to	4.08%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
DWS SMALL MID CAP GROWTH VIP
(Effective date 04/29/2014)
2018	1	$11.95	to	$11.95	$12	0.00%	0.65%	to	0.65%	(14.15)%	to	(14.15)%
2017	1	$13.92	to	$13.92	$14	0.00%	0.65%	to	0.65%	21.34%	to	21.34%
DWS SMALL MID CAP VALUE VIP
(Effective date 05/01/2006)
2018	7	$17.01	to	$16.83	$126	1.38%	0.65%	to	0.85%	(16.73)%	to	(16.57)%
2017	8	$20.42	to	$20.17	$162	0.72%	0.65%	to	0.85%	9.59%	to	9.81%
2016	8	$18.64	to	$18.37	$146	0.56%	0.65%	to	0.85%	15.90%	to	16.13%
2015	15	$16.08	to	$15.82	$241	0.28%	0.65%	to	0.85%	(2.74)%	to	(2.54)%
2014	16	$16.53	to	$16.23	$268	0.80%	0.65%	to	0.85%	4.62%	to	4.84%
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
2018	92	$19.90	to	$10.39	$1,482	2.37%	0.49%	to	0.85%	(0.40)%	to	(0.04)%
2017	85	$19.98	to	$10.40	$1,423	2.39%	0.49%	to	0.85%	1.07%	to	1.43%
2016	92	$19.77	to	$12.21	$1,566	2.30%	0.65%	to	0.85%	0.74%	to	0.95%
2015	74	$19.62	to	$12.10	$1,319	3.07%	0.65%	to	0.85%	(0.33)%	to	(0.13)%
2014	174	$19.69	to	$12.11	$3,212	1.96%	0.65%	to	0.85%	3.74%	to	3.95%
FEDERATED MANAGED VOLATILITY FUND II
2018	4	$21.94	to	$21.94	$92	1.55%	0.85%	to	0.85%	(9.27)%	to	(9.27)%
2017	1	$24.18	to	$24.18	$31	3.84%	0.85%	to	0.85%	17.11%	to	17.11%
2016	1	$20.65	to	$20.65	$26	4.76%	0.85%	to	0.85%	6.78%	to	6.78%
2015	1	$19.33	to	$19.33	$25	4.27%	0.85%	to	0.85%	(8.34)%	to	(8.34)%
2014	1	$21.10	to	$21.10	$27	2.87%	0.85%	to	0.85%	3.08%	to	3.08%
FRANKLIN SMALL CAP VALUE VIP FUND
2018	36	$18.08	to	$11.35	$540	0.77%	0.49%	to	0.85%	(13.62)%	to	(13.31)%
2017	24	$20.93	to	$13.10	$482	0.54%	0.49%	to	0.85%	9.71%	to	10.11%
2016	29	$19.08	to	$11.89	$513	0.83%	0.49%	to	0.85%	29.09%	to	29.55%
2015	27	$14.78	to	$9.18	$380	0.60%	0.49%	to	0.85%	(8.17)%	to	(7.84)%
2014	21	$16.04	to	$16.25	$334	0.57%	0.65%	to	0.85%	(0.25)%	to	(0.06)%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/30/2018)
2018	14	$8.98	to	$8.98	$122	2.60%	0.65%	to	0.65%	(10.17)%	to	(10.17)%
GREAT-WEST BOND INDEX FUND
(Effective date 04/30/2018)
2018	4	$10.16	to	$10.17	$36	0.66%	0.49%	to	0.65%	1.63%	to	1.75%
GREAT-WEST CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2018	72	$9.70	to	$9.70	$696	2.91%	0.60%	to	0.60%	(2.98)%	to	(2.98)%
GREAT-WEST MID CAP VALUE FUND
(Effective date 04/29/2016)
2018	3	$11.59	to	$11.64	$32	4.49%	0.49%	to	0.65%	(12.88)%	to	(12.74)%
2017	3	$13.30	to	$13.33	$37	9.12%	0.49%	to	0.65%	16.23%	to	16.41%
GREAT-WEST MODERATE PROFILE FUND
(Effective date 04/30/2018)
2018	9	$9.39	to	$9.39	$85	2.19%	0.65%	to	0.65%	(6.06)%	to	(6.06)%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
(Effective date 04/30/2018)
2018	20	$9.54	to	$9.54	$191	1.95%	0.65%	to	0.65%	(4.61)%	to	(4.61)%
GREAT-WEST MULTI-SECTOR BOND FUND
(Effective date 04/29/2016)
2018	82	$10.61	to	$10.61	$871	3.08%	0.49%	to	0.49%	(3.58)%	to	(3.58)%
2017	10	$11.00	to	$11.00	$115	2.25%	0.49%	to	0.49%	5.76%	to	5.76%
2016	1	$10.40	to	$10.40	$11	0.59%	0.49%	to	0.49%	4.01%	to	4.01%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
(Effective date 05/29/2014)
2018	1,259	$11.41	to	$11.52	$14,496	1.99%	0.65%	to	0.85%	(6.13)%	to	(5.94)%
2017	1,301	$12.16	to	$12.25	$15,931	2.05%	0.65%	to	0.85%	11.99%	to	12.21%
2016	1,001	$10.86	to	$10.91	$10,921	2.04%	0.65%	to	0.85%	7.80%	to	8.02%
2015	700	$10.07	to	$10.10	$7,066	2.27%	0.65%	to	0.85%	(1.50)%	to	(1.31)%
2014	200	$10.23	to	$10.24	$2,049	1.61%	0.65%	to	0.85%	2.30%	to	2.40%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 04/28/2017)
2018	17	$10.93	to	$10.96	$186	0.09%	0.49%	to	0.65%	(2.97)%	to	(2.80)%
INVESCO V.I. COMSTOCK FUND
2018	22	$20.66	to	$11.67	$361	1.65%	0.65%	to	0.85%	(12.91)%	to	(12.73)%
2017	20	$23.73	to	$13.45	$416	1.79%	0.49%	to	0.85%	16.85%	to	17.28%
2016	28	$20.30	to	$11.47	$499	1.55%	0.49%	to	0.85%	16.31%	to	16.73%
2015	34	$17.46	to	$9.82	$525	2.00%	0.49%	to	0.85%	(6.78)%	to	(6.45)%
2014	32	$18.73	to	$16.58	$577	1.38%	0.65%	to	0.85%	8.52%	to	8.72%
INVESCO V.I. CORE EQUITY FUND
2018	3	$27.62	to	$27.62	$92	0.80%	0.85%	to	0.85%	(10.16)%	to	(10.16)%
2017	4	$30.74	to	$30.74	$137	1.04%	0.85%	to	0.85%	12.22%	to	12.22%
2016	5	$27.39	to	$27.39	$129	0.77%	0.85%	to	0.85%	9.33%	to	9.33%
2015	5	$25.06	to	$25.06	$118	1.14%	0.85%	to	0.85%	(6.57)%	to	(6.57)%
2014	5	$26.82	to	$26.82	$127	0.86%	0.85%	to	0.85%	7.24%	to	7.24%
INVESCO V.I. GROWTH & INCOME FUND
2018	83	$21.38	to	$11.94	$1,325	2.16%	0.49%	to	0.85%	(14.12)%	to	(13.81)%
2017	70	$24.90	to	$13.85	$1,401	1.66%	0.49%	to	0.85%	13.35%	to	13.76%
2016	68	$21.97	to	$12.18	$1,159	1.14%	0.49%	to	0.85%	18.68%	to	19.12%
2015	63	$18.51	to	$10.22	$934	3.07%	0.49%	to	0.85%	(3.88)%	to	(3.54)%
2014	44	$19.25	to	$15.65	$753	1.63%	0.65%	to	0.85%	9.31%	to	9.59%
INVESCO V.I. HIGH YIELD FUND
2018	13	$22.39	to	$10.58	$169	5.31%	0.49%	to	0.85%	(4.18)%	to	(3.83)%
2017	12	$23.37	to	$11.00	$162	3.80%	0.49%	to	0.85%	5.40%	to	5.79%
2016	9	$22.17	to	$10.40	$122	4.23%	0.49%	to	0.85%	10.28%	to	10.67%
2015	9	$20.11	to	$9.40	$122	2.59%	0.49%	to	0.85%	(3.99)%	to	(3.64)%
2014	10	$20.94	to	$9.74	$143	2.72%	0.69%	to	0.85%	0.87%	to	(2.60)%
INVESCO V.I. INTERNATIONAL GROWTH FUND
2018	31	$9.40	to	$11.71	$405	2.07%	0.65%	to	0.85%	(15.73)%	to	(15.53)%
2017	35	$16.23	to	$11.30	$522	1.44%	0.49%	to	0.85%	21.96%	to	22.40%
2016	45	$13.31	to	$9.23	$538	1.52%	0.49%	to	0.85%	(1.29)%	to	(0.93)%
2015	56	$13.49	to	$9.32	$697	1.38%	0.49%	to	0.85%	(3.17)%	to	(2.82)%
2014	51	$13.93	to	$11.82	$674	1.61%	0.65%	to	0.85%	(0.50)%	to	(0.25)%
INVESCO V.I. MID CAP CORE EQUITY FUND
(Effective date 05/01/2009)
2018	4	$20.45	to	$20.85	$75	0.52%	0.65%	to	0.85%	(12.10)%	to	(11.92)%
2017	4	$23.27	to	$23.67	$93	0.63%	0.65%	to	0.85%	13.95%	to	14.17%
2016	4	$20.42	to	$10.74	$68	0.08%	0.65%	to	0.85%	12.48%	to	12.71%
2015	4	$18.16	to	$9.53	$67	0.35%	0.65%	to	0.85%	(4.84)%	to	(4.65)%
2014	4	$19.08	to	$9.99	$70	0.04%	0.65%	to	0.85%	3.58%	to	(0.10)%
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 05/01/2009)
2018	8	$23.70	to	$10.60	$106	0.00%	0.49%	to	0.85%	(15.81)%	to	(15.53)%
2017	3	$28.15	to	$12.55	$69	0.00%	0.49%	to	0.85%	13.10%	to	13.51%
2016	2	$24.89	to	$11.05	$39	0.00%	0.49%	to	0.85%	11.12%	to	11.51%
2015	1	$22.39	to	$22.39	$33	0.00%	0.85%	to	0.85%	(6.33)%	to	(6.33)%
2014	3	$23.90	to	$23.90	$66	0.00%	0.85%	to	0.85%	1.44%	to	1.44%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESCO V.I. TECHNOLOGY FUND
2018	46		$5.67	to	$15.35	$274	0.00%	0.85%	to	0.85%	(1.31)%	to	(1.30)%
2017	50		$15.55	to	$5.74	$303	0.00%	0.85%	to	0.85%	33.99%	to	33.99%
2016	52		$11.61	to	$4.29	$229	0.00%	0.85%	to	0.85%	(1.59)%	to	(1.58)%
2015	52		$11.79	to	$4.36	$234	0.00%	0.85%	to	0.85%	5.91%	to	5.91%
2014	54		$4.11	to	$11.15	$223	0.00%	0.65%	to	0.85%	9.89%	to	11.50%
IVY VIP INTERNATIONAL CORE EQUITY
(Effective date 05/01/2015)
2018	10		$9.02	to	$9.08	$91	0.66%	0.49%	to	0.65%	(18.35)%	to	(18.22)%
2017	4		$11.10	to	$11.10	$44	0.75%	0.49%	to	0.49%	22.56%	to	22.56%
2016	1		$9.06	to	$9.06	$9	0.87%	0.49%	to	0.49%	0.59%	to	0.59%
2015	0	*	$9.00	to	$9.00	$4	0.00%	0.49%	to	0.49%	(9.96)%	to	(9.96)%
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES
2018	18		$28.54	to	$28.54	$506	2.17%	0.85%	to	0.85%	(0.18)%	to	(0.18)%
2017	19		$28.59	to	$28.59	$534	1.62%	0.85%	to	0.85%	17.43%	to	17.43%
2016	19		$24.35	to	$24.35	$455	2.24%	0.85%	to	0.85%	3.72%	to	3.72%
2015	19		$23.47	to	$23.47	$439	1.87%	0.85%	to	0.85%	(0.23)%	to	(0.23)%
2014	21		$23.53	to	$23.53	$499	1.76%	0.85%	to	0.85%	7.59%	to	7.59%
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2018	141		$20.03	to	$12.57	$2,316	1.79%	0.65%	to	0.85%	(0.42)%	to	(0.22)%
2017	131		$20.12	to	$12.60	$2,213	1.39%	0.65%	to	0.85%	17.14%	to	17.37%
2016	126		$17.17	to	$10.73	$1,857	1.94%	0.65%	to	0.85%	3.45%	to	3.65%
2015	126		$16.60	to	$10.36	$1,974	1.61%	0.65%	to	0.85%	(0.44)%	to	(0.24)%
2014	137		$16.67	to	$16.11	$2,238	1.54%	0.65%	to	0.85%	7.27%	to	7.54%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES
2018	157		$22.31	to	$10.39	$1,823	3.60%	0.49%	to	0.85%	(1.84)%	to	(1.49)%
2017	48		$22.73	to	$10.55	$722	2.94%	0.49%	to	0.85%	2.74%	to	3.12%
2016	51		$22.12	to	$10.23	$757	3.17%	0.49%	to	0.85%	1.60%	to	1.96%
2015	27		$21.78	to	$10.04	$509	2.34%	0.49%	to	0.85%	(0.63)%	to	(0.27)%
2014	21		$21.91	to	$10.05	$449	3.35%	0.69%	to	0.85%	4.04%	to	0.50%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2018	134		$15.27	to	$10.20	$1,979	2.67%	0.65%	to	0.85%	(2.13)%	to	(1.92)%
2017	145		$15.60	to	$10.40	$2,189	2.45%	0.65%	to	0.85%	2.48%	to	2.69%
2016	164		$15.22	to	$10.13	$2,421	2.30%	0.65%	to	0.85%	1.36%	to	1.56%
2015	195		$15.02	to	$9.97	$2,852	1.87%	0.65%	to	0.85%	(0.91)%	to	(0.71)%
2014	231		$15.15	to	$10.04	$3,472	3.09%	0.65%	to	0.85%	3.77%	to	0.40%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2018	27		$24.60	to	$11.94	$501	1.12%	0.49%	to	0.85%	(7.66)%	to	(7.33)%
2017	23		$26.64	to	$12.81	$489	0.78%	0.65%	to	0.85%	25.95%	to	26.21%
2016	25		$21.15	to	$10.19	$431	1.08%	0.49%	to	0.85%	1.21%	to	1.58%
2015	26		$20.90	to	$10.03	$449	0.66%	0.49%	to	0.85%	(3.12)%	to	(2.76)%
2014	19		$21.57	to	$21.57	$434	1.05%	0.85%	to	0.85%	6.52%	to	6.52%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES
(Effective date 05/29/2014)
2018	9		$18.41	to	$18.58	$160	0.96%	0.49%	to	0.69%	0.49%	to	0.69%
2017	5		$18.32	to	$18.45	$87	0.00%	0.49%	to	0.69%	44.10%	to	44.38%
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES
(Effective date 05/01/2014)
2018	14		$18.71	to	$18.25	$254	1.01%	0.65%	to	0.85%	0.05%	to	0.25%
2017	12		$18.70	to	$18.20	$223	0.00%	0.65%	to	0.85%	43.69%	to	43.98%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES
2018	3	$22.26	to	$22.26	$57	1.72%	0.85%	to	0.85%	(15.67)%	to	(15.67)%
2017	3	$26.40	to	$26.40	$86	1.65%	0.85%	to	0.85%	30.01%	to	30.01%
2016	4	$20.30	to	$20.30	$89	4.99%	0.85%	to	0.85%	(7.24)%	to	(7.24)%
2015	4	$21.89	to	$21.89	$121	0.55%	0.85%	to	0.85%	(9.37)%	to	(9.37)%
2014	5	$24.15	to	$24.15	$156	6.13%	0.85%	to	0.85%	(12.63)%	to	(12.63)%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES
(Effective date 05/01/2007)
2018	25	$8.42	to	$8.42	$212	1.82%	0.85%	to	0.85%	(15.86)%	to	(15.86)%
2017	28	$10.01	to	$10.01	$284	1.57%	0.85%	to	0.85%	29.69%	to	29.69%
2016	32	$7.72	to	$7.72	$244	4.70%	0.85%	to	0.85%	(7.49)%	to	(7.49)%
2015	45	$8.34	to	$8.34	$377	0.55%	0.85%	to	0.85%	(9.57)%	to	(9.57)%
2014	29	$9.22	to	$9.22	$265	5.83%	0.85%	to	0.85%	(12.85)%	to	(12.85)%
JANUS HENDERSON VIT RESEARCH PORTFOLIO
2018	8	$32.74	to	$32.74	$259	0.55%	0.85%	to	0.85%	(3.40)%	to	(3.40)%
2017	8	$33.90	to	$33.90	$271	0.39%	0.85%	to	0.85%	26.80%	to	26.80%
2016	10	$26.73	to	$26.73	$267	0.54%	0.85%	to	0.85%	(0.35)%	to	(0.35)%
2015	11	$26.83	to	$26.83	$282	0.64%	0.85%	to	0.85%	4.45%	to	4.45%
2014	11	$25.68	to	$25.68	$284	0.37%	0.85%	to	0.85%	12.04%	to	12.04%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
(Effective date 05/29/2014)
2018	2	$12.12	to	$12.32	$27	0.38%	0.49%	to	0.85%	(12.68)%	to	(12.36)%
2017	2	$13.88	to	$14.06	$33	0.33%	0.49%	to	0.85%	14.26%	to	14.66%
2016	2	$12.15	to	$12.26	$30	0.31%	0.49%	to	0.85%	19.20%	to	19.63%
2015	5	$10.19	to	$10.25	$46	0.06%	0.49%	to	0.85%	(6.08)%	to	(5.75)%
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
(Effective date 05/01/2009)
2018	78	$15.77	to	$8.80	$1,041	1.92%	0.49%	to	0.85%	(19.25)%	to	(18.96)%
2017	74	$19.53	to	$10.85	$1,243	1.96%	0.49%	to	0.85%	26.75%	to	27.20%
2016	56	$15.41	to	$8.53	$800	1.03%	0.49%	to	0.85%	19.76%	to	20.20%
2015	59	$12.86	to	$7.10	$714	1.21%	0.49%	to	0.85%	(20.73)%	to	(20.45)%
2014	52	$16.23	to	$16.41	$825	1.77%	0.65%	to	0.85%	(5.42)%	to	(5.25)%
LVIP BARON GROWTH OPPORTUNITIES FUND
2018	30	$43.50	to	$12.91	$1,163	0.00%	0.49%	to	0.85%	(4.75)%	to	(4.40)%
2017	37	$45.67	to	$13.50	$1,505	0.00%	0.49%	to	0.85%	26.16%	to	26.62%
2016	42	$36.20	to	$10.66	$1,401	0.54%	0.49%	to	0.85%	4.68%	to	5.05%
2015	41	$34.58	to	$17.82	$1,308	0.00%	0.65%	to	0.85%	(5.58)%	to	(5.39)%
2014	43	$36.62	to	$18.84	$1,464	0.14%	0.65%	to	0.85%	3.98%	to	4.20%
MFS VIT II INTERNATIONAL VALUE PORTFOLIO
(Effective date 05/01/2009)
2018	82	$24.54	to	$11.95	$1,590	0.88%	0.49%	to	0.85%	(10.49)%	to	(10.17)%
2017	91	$27.41	to	$13.30	$2,110	1.23%	0.49%	to	0.85%	25.75%	to	26.20%
2016	58	$21.80	to	$10.54	$1,201	1.13%	0.49%	to	0.85%	2.96%	to	3.33%
2015	49	$21.17	to	$10.20	$964	2.17%	0.49%	to	0.85%	5.42%	to	5.80%
2014	39	$20.08	to	$9.63	$800	1.83%	0.65%	to	0.85%	0.25%	to	(3.70)%
MFS VIT III MID CAP VALUE PORTFOLIO
(Effective date 04/28/2017)
2018	20	$9.62	to	$9.65	$191	1.19%	0.49%	to	0.65%	(12.03)%	to	(11.88)%
2017	2	$10.94	to	$10.95	$23	0.11%	0.49%	to	0.65%	9.35%	to	9.47%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
MFS VIT UTILITIES SERIES
(Effective date 05/01/2008)
2018	23	$10.61	to	$15.94	$367	1.12%	0.65%	to	0.85%	(0.05)%	to	0.15%
2017	18	$15.61	to	$15.92	$277	4.12%	0.65%	to	0.85%	13.52%	to	13.76%
2016	18	$13.75	to	$13.99	$249	3.59%	0.65%	to	0.85%	10.30%	to	10.52%
2015	21	$12.47	to	$12.66	$266	3.60%	0.65%	to	0.85%	(15.47)%	to	(15.32)%
2014	25	$14.75	to	$14.95	$377	2.00%	0.65%	to	0.85%	11.49%	to	11.73%
MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO
2018	17	$46.60	to	$46.60	$780	2.67%	0.85%	to	0.85%	(8.50)%	to	(8.50)%
2017	18	$50.93	to	$50.93	$937	1.54%	0.85%	to	0.85%	2.24%	to	2.24%
2016	22	$49.82	to	$49.82	$1,087	1.29%	0.85%	to	0.85%	5.91%	to	5.91%
2015	24	$47.04	to	$47.04	$1,157	1.32%	0.85%	to	0.85%	1.31%	to	1.31%
2014	23	$46.43	to	$46.43	$1,086	1.35%	0.85%	to	0.85%	28.61%	to	28.61%
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO
2018	1	$16.49	to	$16.49	$14	0.23%	0.85%	to	0.85%	(16.20)%	to	(16.20)%
2017	1	$19.68	to	$19.68	$19	0.49%	0.85%	to	0.85%	15.36%	to	15.36%
2016	1	$17.06	to	$17.06	$17	0.25%	0.85%	to	0.85%	15.01%	to	15.01%
2015	1	$14.84	to	$14.84	$15	0.35%	0.85%	to	0.85%	(9.29)%	to	(9.29)%
2014	1	$16.35	to	$16.35	$19	0.71%	0.85%	to	0.85%	12.53%	to	12.53%
NVIT MID CAP INDEX FUND
2018	49	$33.63	to	$12.34	$970	1.17%	0.49%	to	0.85%	(12.32)%	to	(12.00)%
2017	42	$38.36	to	$14.03	$1,057	0.92%	0.49%	to	0.85%	14.60%	to	15.01%
2016	40	$33.47	to	$12.20	$938	1.10%	0.49%	to	0.85%	19.00%	to	19.43%
2015	37	$28.13	to	$10.19	$793	0.89%	0.65%	to	0.85%	(3.60)%	to	(3.39)%
2014	34	$29.18	to	$17.39	$751	1.02%	0.65%	to	0.85%	8.27%	to	8.48%
OPPENHEIMER GLOBAL FUND/VA
2018	38	$32.30	to	$11.97	$962	0.96%	0.49%	to	0.85%	(13.92)%	to	(13.61)%
2017	41	$37.52	to	$13.78	$1,238	0.93%	0.65%	to	0.85%	35.51%	to	35.78%
2016	40	$27.69	to	$10.15	$945	1.07%	0.65%	to	0.85%	(0.76)%	to	(0.57)%
2015	43	$27.90	to	$10.20	$1,018	1.32%	0.65%	to	0.85%	3.06%	to	3.27%
2014	44	$27.07	to	$9.88	$1,020	1.04%	0.65%	to	0.85%	1.42%	to	(1.20)%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
(Effective date 05/01/2008)
2018	28	$11.88	to	$9.10	$302	0.87%	0.49%	to	0.85%	(20.10)%	to	(19.81)%
2017	28	$14.87	to	$11.35	$386	1.48%	0.49%	to	0.85%	25.22%	to	25.67%
2016	25	$11.87	to	$9.03	$276	1.16%	0.49%	to	0.85%	(2.94)%	to	(2.60)%
2015	29	$12.23	to	$9.27	$336	1.15%	0.49%	to	0.85%	2.56%	to	2.93%
2014	23	$11.93	to	$12.09	$271	1.57%	0.65%	to	0.85%	(7.95)%	to	(7.78)%
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
(Effective date 05/01/2014)
2018	7	$12.15	to	$12.19	$83	0.29%	0.49%	to	0.85%	(11.09)%	to	(10.80)%
2017	6	$13.50	to	$13.67	$81	0.91%	0.49%	to	0.85%	13.19%	to	13.60%
2016	6	$12.07	to	$12.03	$70	0.51%	0.49%	to	0.85%	17.05%	to	17.47%
2015	6	$10.32	to	$10.24	$59	0.96%	0.49%	to	0.85%	(6.69)%	to	(6.37)%
2014	4	$11.05	to	$10.93	$39	0.00%	0.65%	to	0.85%	10.50%	to	9.30%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
(Effective date 05/01/2014)
2018	20	$5.41	to	$5.46	$110	2.06%	0.49%	to	0.69%	(14.73)%	to	(14.55)%
2017	21	$6.35	to	$6.39	$132	7.36%	0.49%	to	0.69%	1.47%	to	1.65%
2016	2	$6.25	to	$6.29	$10	1.11%	0.49%	to	0.69%	14.37%	to	14.58%
2015	2	$5.47	to	$5.49	$9	2.77%	0.49%	to	0.69%	(26.22)%	to	(26.06)%
2014	1	$7.40	to	$7.40	$6	0.20%	0.65%	to	0.65%	(26.00)%	to	(26.00)%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO
(Effective date 04/28/2017)
2018	2	$9.81	to	$9.81	$19	3.40%	0.49%	to	0.49%	(5.20)%	to	(5.20)%
PIMCO VIT HIGH YIELD PORTFOLIO
2018	51	$21.85	to	$11.16	$920	5.09%	0.49%	to	0.85%	(3.48)%	to	(3.13)%
2017	46	$22.63	to	$11.52	$912	4.84%	0.49%	to	0.85%	5.71%	to	6.08%
2016	43	$21.41	to	$10.86	$817	4.86%	0.49%	to	0.85%	11.46%	to	11.90%
2015	40	$19.21	to	$9.68	$709	5.12%	0.65%	to	0.85%	(2.48)%	to	(2.26)%
2014	49	$19.70	to	$14.90	$896	5.22%	0.65%	to	0.85%	2.50%	to	2.62%
PIMCO VIT LOW DURATION PORTFOLIO
2018	249	$13.29	to	$10.08	$3,033	1.92%	0.49%	to	0.85%	(0.51)%	to	(0.15)%
2017	252	$13.36	to	$10.10	$3,085	1.34%	0.49%	to	0.85%	0.50%	to	0.85%
2016	268	$13.29	to	$10.01	$3,308	1.49%	0.49%	to	0.85%	0.54%	to	0.92%
2015	275	$13.22	to	$9.92	$3,369	3.36%	0.49%	to	0.85%	(0.53)%	to	(0.18)%
2014	271	$13.29	to	$12.05	$3,457	1.12%	0.65%	to	0.85%	0.00%	to	0.25%
PIMCO VIT REAL RETURN PORTFOLIO
(Effective date 05/29/2014)
2018	13	$9.95	to	$9.84	$129	2.56%	0.49%	to	0.85%	(3.04)%	to	(2.69)%
2017	13	$10.27	to	$10.12	$132	2.24%	0.49%	to	0.85%	2.78%	to	3.15%
2016	9	$9.76	to	$9.81	$92	2.45%	0.49%	to	0.69%	4.48%	to	4.67%
2015	1	$9.34	to	$9.37	$13	8.86%	0.49%	to	0.69%	(3.38)%	to	(3.17)%
PIMCO VIT TOTAL RETURN PORTFOLIO
2018	301	$16.42	to	$10.64	$4,126	2.55%	0.49%	to	0.85%	(1.38)%	to	(1.02)%
2017	279	$16.65	to	$10.75	$4,012	2.02%	0.49%	to	0.85%	4.03%	to	4.41%
2016	264	$16.01	to	$10.30	$3,764	2.07%	0.49%	to	0.85%	1.81%	to	2.18%
2015	193	$15.72	to	$10.08	$2,836	4.91%	0.49%	to	0.85%	(0.40)%	to	(0.05)%
2014	198	$15.78	to	$13.83	$2,989	1.99%	0.65%	to	0.85%	3.34%	to	3.60%
PIONEER FUND VCT PORTFOLIO
2018	7	$26.23	to	$18.65	$146	1.14%	0.65%	to	0.85%	(2.35)%	to	(2.15)%
2017	7	$26.86	to	$19.06	$150	1.16%	0.65%	to	0.85%	20.69%	to	20.93%
2016	8	$22.26	to	$15.76	$152	1.33%	0.65%	to	0.85%	8.89%	to	9.10%
2015	10	$20.44	to	$14.45	$169	1.09%	0.65%	to	0.85%	(0.91)%	to	(0.71)%
2014	11	$20.63	to	$14.55	$189	1.16%	0.65%	to	0.85%	10.09%	to	10.31%
PIONEER MID CAP VALUE VCT PORTFOLIO
2018	9	$15.55	to	$14.88	$138	0.45%	0.65%	to	0.85%	(20.18)%	to	(20.02)%
2017	9	$19.49	to	$18.61	$165	0.61%	0.65%	to	0.85%	11.92%	to	12.13%
2016	8	$17.41	to	$16.59	$146	0.48%	0.65%	to	0.85%	15.24%	to	15.48%
2015	9	$15.11	to	$14.37	$131	0.55%	0.65%	to	0.85%	(7.14)%	to	(6.96)%
2014	8	$16.27	to	$15.45	$137	0.64%	0.65%	to	0.85%	13.86%	to	14.11%
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO
2018	12	$30.10	to	$13.35	$216	0.00%	0.49%	to	0.85%	(7.28)%	to	(6.94)%
2017	13	$32.47	to	$14.35	$268	0.08%	0.49%	to	0.85%	28.93%	to	29.40%
2016	8	$25.18	to	$11.09	$155	0.00%	0.49%	to	0.85%	2.86%	to	3.23%
2015	5	$24.48	to	$19.05	$112	0.00%	0.85%	to	0.85%	0.77%	to	0.77%
2014	5	$24.29	to	$18.90	$115	0.00%	0.85%	to	0.85%	8.49%	to	8.50%
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO
2018	7	$26.47	to	$21.05	$163	0.00%	0.85%	to	0.85%	(6.03)%	to	(6.04)%
2017	14	$28.17	to	$13.63	$290	0.00%	0.49%	to	0.85%	24.23%	to	24.68%
2016	17	$22.68	to	$10.93	$270	0.00%	0.49%	to	0.85%	2.48%	to	2.84%
2015	19	$22.13	to	$10.63	$299	0.00%	0.49%	to	0.85%	1.10%	to	1.47%
2014	14	$17.41	to	$22.14	$260	0.00%	0.65%	to	0.85%	6.35%	to	6.60%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO
(Effective date 05/01/2009)
2018	2	$8.42	to	$8.42	$15	0.00%	0.85%	to	0.85%	(19.11)%	to	(19.11)%
2017	2	$10.41	to	$10.41	$19	0.00%	0.85%	to	0.85%	(1.38)%	to	(1.38)%
2016	2	$10.56	to	$10.56	$19	0.00%	0.85%	to	0.85%	23.77%	to	23.77%
2015	4	$8.53	to	$8.53	$37	0.00%	0.85%	to	0.85%	(29.45)%	to	(29.45)%
2014	5	$12.09	to	$12.09	$54	0.00%	0.85%	to	0.85%	(20.51)%	to	(20.51)%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/30/2010)
2018	37	$21.53	to	$12.48	$625	0.67%	0.49%	to	0.85%	(9.27)%	to	(8.94)%
2017	41	$23.73	to	$13.71	$796	1.68%	0.49%	to	0.85%	17.77%	to	18.19%
2016	47	$20.15	to	$11.60	$800	1.90%	0.49%	to	0.85%	12.69%	to	13.09%
2015	50	$17.88	to	$10.26	$761	1.49%	0.49%	to	0.85%	(3.87)%	to	(3.52)%
2014	51	$18.60	to	$18.77	$909	0.78%	0.65%	to	0.85%	11.71%	to	11.93%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 04/29/2016)
2018	7	$11.26	to	$11.26	$77	2.07%	0.65%	to	0.65%	(7.63)%	to	(7.63)%
2017	7	$12.19	to	$12.19	$84	0.00%	0.65%	to	0.65%	14.92%	to	14.92%
PUTNAM VT GLOBAL HEALTH CARE FUND
(Effective date 05/02/2011)
2018	28	$19.56	to	$12.70	$491	0.92%	0.49%	to	0.85%	(1.44)%	to	(1.08)%
2017	28	$19.84	to	$12.84	$511	0.52%	0.49%	to	0.85%	14.32%	to	14.74%
2016	32	$17.36	to	$11.19	$519	0.00%	0.49%	to	0.85%	(12.10)%	to	(11.79)%
2015	40	$19.75	to	$12.68	$731	0.00%	0.49%	to	0.85%	6.87%	to	7.27%
2014	34	$18.48	to	$18.61	$602	0.19%	0.65%	to	0.85%	26.58%	to	26.77%
PUTNAM VT INCOME FUND
(Effective date 05/01/2015)
2018	18	$10.33	to	$10.33	$186	3.21%	0.49%	to	0.49%	(0.13)%	to	(0.13)%
2017	18	$10.34	to	$10.34	$189	0.00%	0.49%	to	0.49%	5.39%	to	5.39%
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 05/01/2015)
2018	8	$9.20	to	$9.20	$71	2.21%	0.49%	to	0.49%	(17.79)%	to	(17.79)%
2017	7	$11.19	to	$11.19	$80	1.42%	0.49%	to	0.49%	24.45%	to	24.45%
2016	4	$8.99	to	$8.99	$38	0.00%	0.49%	to	0.49%	0.80%	to	0.80%
PUTNAM VT MORTGAGE SECURITIES FUND
(Effective date 04/30/2010)
2018	47	$10.86	to	$9.94	$485	2.72%	0.49%	to	0.85%	(1.76)%	to	(1.39)%
2017	48	$11.05	to	$10.08	$503	1.18%	0.49%	to	0.85%	1.11%	to	1.46%
2016	33	$10.93	to	$9.94	$366	2.13%	0.49%	to	0.85%	(0.65)%	to	(0.28)%
2015	46	$11.00	to	$11.13	$505	1.08%	0.65%	to	0.85%	(1.49)%	to	(1.29)%
2014	20	$11.17	to	$11.28	$222	0.08%	0.65%	to	0.85%	3.43%	to	3.87%
PUTNAM VT MULTI-CAP CORE FUND
(Effective date 05/01/2014)
2018	5	$13.22	to	$13.32	$73	1.37%	0.49%	to	0.65%	(8.05)%	to	(7.90)%
2017	8	$14.74	to	$14.46	$123	1.36%	0.49%	to	0.65%	22.35%	to	22.54%
2016	11	$12.05	to	$11.80	$126	1.50%	0.49%	to	0.65%	11.62%	to	11.80%
2015	11	$10.79	to	$10.55	$113	0.81%	0.49%	to	0.65%	(2.59)%	to	(2.44)%
2014	5	$11.08	to	$10.81	$52	0.00%	0.65%	to	0.65%	10.80%	to	8.10%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
(Effective date 05/01/2009)
2018	5	$22.30	to	$10.48	$99	0.29%	0.49%	to	0.85%	(9.28)%	to	(8.94)%
2017	5	$24.58	to	$11.50	$118	0.74%	0.49%	to	0.85%	4.22%	to	4.59%
2016	5	$23.58	to	$23.95	$128	1.70%	0.65%	to	0.85%	19.52%	to	19.75%
2015	5	$19.73	to	$20.00	$108	0.35%	0.65%	to	0.85%	(12.72)%	to	(12.54)%
2014	9	$22.61	to	$22.86	$193	0.00%	0.65%	to	0.85%	2.08%	to	2.24%
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO
2018	710	$12.57	to	$9.97	$8,301	1.55%	0.49%	to	0.85%	0.66%	to	1.03%
2017	470	$12.48	to	$9.87	$5,523	0.45%	0.49%	to	0.85%	(0.41)%	to	(0.05)%
2016	474	$12.53	to	$9.88	$5,643	0.01%	0.49%	to	0.85%	(0.83)%	to	(0.47)%
2015	462	$12.64	to	$9.92	$5,412	0.01%	0.49%	to	0.85%	(0.83)%	to	(0.48)%
2014	643	$12.75	to	$9.97	$7,488	0.01%	0.49%	to	0.85%	(0.78)%	to	(0.30)%
SCHWAB S&P 500 INDEX PORTFOLIO
2018	877	$35.57	to	$13.93	$18,992	1.65%	0.49%	to	0.85%	(5.22)%	to	(4.87)%
2017	665	$37.53	to	$14.64	$17,442	1.63%	0.49%	to	0.85%	20.70%	to	21.13%
2016	615	$31.10	to	$12.09	$14,205	1.77%	0.49%	to	0.85%	10.74%	to	11.14%
2015	595	$28.08	to	$10.88	$12,722	1.61%	0.49%	to	0.85%	0.31%	to	0.67%
2014	507	$27.99	to	$10.79	$11,667	1.48%	0.65%	to	0.85%	12.45%	to	7.90%
SCHWAB VIT BALANCED PORTFOLIO
(Effective date 04/29/2016)
2018	9	$10.59	to	$10.59	$91	1.34%	0.49%	to	0.49%	(5.10)%	to	(5.10)%
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO
(Effective date 04/29/2016)
2018	46	$10.81	to	$10.87	$498	2.12%	0.49%	to	0.69%	(7.35)%	to	(7.17)%
2017	147	$11.67	to	$11.71	$1,716	0.27%	0.49%	to	0.69%	12.92%	to	13.15%
SCHWAB VIT GROWTH PORTFOLIO
(Effective date 04/29/2016)
2018	18	$11.10	to	$11.16	$203	1.34%	0.49%	to	0.69%	(8.99)%	to	(8.80)%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
(Effective date 05/29/2014)
2018	2	$15.66	to	$15.66	$30	0.00%	0.49%	to	0.49%	0.62%	to	0.62%
2017	2	$15.56	to	$15.56	$27	0.00%	0.49%	to	0.49%	26.97%	to	26.97%
2016	3	$12.26	to	$12.26	$40	0.00%	0.49%	to	0.49%	(10.92)%	to	(10.92)%
2015	3	$13.76	to	$13.76	$45	0.00%	0.49%	to	0.49%	12.22%	to	12.22%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II
(Effective date 05/01/2014)
2018	1	$15.22	to	$15.36	$15	0.00%	0.65%	to	0.85%	(0.01)%	to	0.20%
2017	1	$15.22	to	$15.33	$15	0.00%	0.65%	to	0.85%	26.23%	to	26.48%
2016	6	$12.46	to	$12.12	$75	0.00%	0.65%	to	0.85%	(11.47)%	to	(11.29)%
2015	6	$14.07	to	$13.67	$88	0.00%	0.65%	to	0.85%	11.51%	to	11.75%
2014	6	$12.62	to	$12.23	$80	0.00%	0.65%	to	0.85%	26.20%	to	22.30%
TEMPLETON FOREIGN VIP FUND
(Effective date 04/30/2010)
2018	34	$11.52	to	$8.36	$338	2.75%	0.49%	to	0.85%	(16.16)%	to	(15.86)%
2017	58	$13.75	to	$9.93	$714	2.77%	0.49%	to	0.85%	15.71%	to	16.13%
2016	72	$11.88	to	$8.55	$771	1.91%	0.49%	to	0.85%	6.27%	to	6.66%
2015	58	$11.18	to	$8.02	$607	3.20%	0.49%	to	0.85%	(7.28)%	to	(6.95)%
2014	39	$12.06	to	$12.17	$474	1.97%	0.65%	to	0.85%	(11.84)%	to	(11.68)%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
TEMPLETON GLOBAL BOND VIP FUND
(Effective date 05/01/2014)
2018	80	$9.92	to	$9.90	$791	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2017	73	$9.82	to	$9.76	$718	0.00%	0.49%	to	0.85%	1.07%	to	1.43%
2016	32	$9.71	to	$9.63	$309	0.00%	0.49%	to	0.85%	2.06%	to	2.44%
2015	34	$9.52	to	$9.40	$323	7.81%	0.49%	to	0.85%	(5.12)%	to	(4.77)%
2014	27	$10.03	to	$9.86	$267	1.92%	0.65%	to	0.85%	0.30%	to	(1.40)%
THIRD AVENUE VALUE PORTFOLIO
2018	4	$9.53	to	$10.30	$40	1.72%	0.65%	to	0.85%	(21.02)%	to	(20.86)%
2017	5	$12.07	to	$13.02	$65	0.84%	0.65%	to	0.85%	12.62%	to	12.86%
2016	5	$10.72	to	$11.53	$59	0.91%	0.65%	to	0.85%	11.28%	to	11.50%
2015	8	$9.63	to	$10.34	$93	3.33%	0.65%	to	0.85%	(9.66)%	to	(9.48)%
2014	9	$10.66	to	$11.43	$102	3.02%	0.65%	to	0.85%	3.50%	to	3.72%
TVST TOUCHSTONE BOND FUND
(Effective date 05/01/2009)
2018	79	$12.58	to	$9.85	$931	2.41%	0.49%	to	0.85%	(2.71)%	to	(2.36)%
2017	82	$12.94	to	$10.09	$985	0.00%	0.49%	to	0.85%	2.80%	to	3.17%
2016	70	$12.59	to	$9.78	$810	1.78%	0.49%	to	0.85%	(0.04)%	to	0.32%
2015	86	$12.59	to	$9.75	$1,005	3.06%	0.49%	to	0.85%	(2.12)%	to	(1.76)%
2014	74	$12.86	to	$13.01	$894	8.16%	0.65%	to	0.85%	3.13%	to	3.34%
TVST TOUCHSTONE COMMON STOCK FUND
(Effective date 05/01/2009)
2018	11	$28.80	to	$13.07	$285	1.24%	0.49%	to	0.85%	(8.83)%	to	(8.50)%
2017	11	$31.59	to	$14.29	$305	0.01%	0.49%	to	0.85%	20.48%	to	20.91%
2016	6	$26.22	to	$26.63	$155	1.77%	0.65%	to	0.85%	10.32%	to	10.54%
2015	6	$23.77	to	$24.09	$141	2.77%	0.65%	to	0.85%	(0.66)%	to	(0.46)%
2014	6	$23.93	to	$24.20	$144	1.00%	0.65%	to	0.85%	9.42%	to	9.60%
TVST TOUCHSTONE FOCUSED FUND
(Effective date 05/01/2009)
2018	17	$28.93	to	$12.90	$330	0.47%	0.49%	to	0.85%	(8.76)%	to	(8.42)%
2017	7	$31.70	to	$32.26	$232	0.57%	0.65%	to	0.85%	12.68%	to	12.91%
2016	7	$28.13	to	$28.57	$196	0.00%	0.65%	to	0.85%	12.16%	to	12.38%
2015	7	$25.09	to	$25.42	$174	0.00%	0.65%	to	0.85%	1.11%	to	1.31%
2014	7	$24.81	to	$25.09	$169	0.00%	0.65%	to	0.85%	12.16%	to	12.36%
TVST TOUCHSTONE SMALL COMPANY FUND
(Effective date 05/01/2009)
2018	6	$31.02	to	$13.45	$160	0.00%	0.49%	to	0.85%	(8.76)%	to	(8.43)%
2017	5	$34.00	to	$14.69	$153	0.06%	0.49%	to	0.85%	18.12%	to	18.54%
2016	2	$28.79	to	$12.40	$65	0.09%	0.49%	to	0.85%	19.21%	to	19.63%
2015	1	$24.15	to	$24.47	$27	0.00%	0.65%	to	0.85%	(2.17)%	to	(1.98)%
2014	1	$24.68	to	$24.97	$36	0.24%	0.65%	to	0.85%	5.74%	to	5.98%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 05/01/2009)
2018	7	$4.85	to	$8.37	$56	0.00%	0.65%	to	0.85%	(29.03)%	to	(28.89)%
2017	20	$11.57	to	$6.92	$214	0.00%	0.49%	to	0.85%	(2.80)%	to	(2.44)%
2016	44	$11.90	to	$7.10	$447	0.36%	0.49%	to	0.85%	42.20%	to	42.70%
2015	39	$8.37	to	$4.97	$284	0.03%	0.49%	to	0.85%	(34.19)%	to	(33.94)%
2014	27	$12.72	to	$12.86	$343	0.00%	0.65%	to	0.85%	(20.00)%	to	(19.88)%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND
(Effective date 05/01/2009)
2018	19	$11.06	to	$11.27	$205	8.23%	0.65%	to	0.85%	(6.94)%	to	(6.75)%
2017	22	$11.88	to	$9.56	$260	2.37%	0.49%	to	0.85%	11.30%	to	11.70%
2016	29	$10.68	to	$8.56	$301	0.00%	0.49%	to	0.85%	5.52%	to	5.90%
2015	39	$10.12	to	$8.08	$385	6.39%	0.49%	to	0.85%	(13.82)%	to	(13.51)%
2014	38	$11.74	to	$11.87	$452	6.06%	0.65%	to	0.85%	1.29%	to	1.45%
VANGUARD VIF CAPITAL GROWTH PORTFOLIO
(Effective date 05/29/2014)
2018	9	$15.50	to	$15.64	$137	0.82%	0.49%	to	0.69%	(1.86)%	to	(1.67)%
2017	13	$15.79	to	$15.91	$209	0.47%	0.49%	to	0.69%	27.95%	to	28.20%
2016	4	$12.34	to	$12.41	$48	1.26%	0.49%	to	0.69%	10.08%	to	10.30%
2015	4	$11.21	to	$11.25	$44	0.00%	0.49%	to	0.69%	1.92%	to	2.12%
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO
(Effective date 05/29/2014)
2018	5	$11.52	to	$11.52	$62	2.26%	0.49%	to	0.49%	(9.56)%	to	(9.56)%
2017	12	$12.65	to	$12.74	$154	0.00%	0.49%	to	0.69%	12.39%	to	12.61%
VANGUARD VIF MID-CAP INDEX PORTFOLIO
(Effective date 05/29/2014)
2018	15	$12.43	to	$12.55	$189	1.04%	0.49%	to	0.69%	(9.96)%	to	(9.77)%
2017	13	$13.81	to	$13.91	$181	0.67%	0.49%	to	0.69%	18.27%	to	18.50%
2016	5	$11.68	to	$11.74	$57	1.35%	0.49%	to	0.69%	10.35%	to	10.58%
2015	3	$10.58	to	$10.62	$36	0.89%	0.49%	to	0.69%	(2.11)%	to	(1.92)%
2014	3	$10.81	to	$10.81	$28	0.00%	0.69%	to	0.69%	8.10%	to	8.10%
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO
(Effective date 05/29/2014)
2018	11	$11.97	to	$12.08	$127	2.34%	0.49%	to	0.69%	(6.00)%	to	(5.82)%
2017	8	$12.73	to	$12.82	$96	1.86%	0.49%	to	0.69%	4.05%	to	4.26%
2016	4	$12.24	to	$12.30	$52	2.45%	0.49%	to	0.69%	7.62%	to	7.83%
2015	1	$11.37	to	$11.41	$7	0.00%	0.49%	to	0.69%	1.52%	to	1.72%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
(Effective date 05/29/2014)
2018	15	$13.45	to	$13.58	$209	0.34%	0.49%	to	0.69%	(7.91)%	to	(7.72)%
2017	11	$14.61	to	$14.71	$159	0.39%	0.49%	to	0.69%	22.62%	to	22.86%
2016	7	$11.91	to	$11.97	$89	0.32%	0.49%	to	0.69%	14.15%	to	14.38%
2015	4	$10.44	to	$10.47	$39	0.31%	0.49%	to	0.69%	(3.42)%	to	(3.23)%
2014	3	$10.80	to	$10.80	$28	0.00%	0.69%	to	0.69%	8.10%	to	8.10%
WELLS FARGO VT DISCOVERY FUND
(Effective date 05/01/2008)
2018	1	$22.86	to	$23.35	$31	0.00%	0.65%	to	0.85%	(7.85)%	to	(7.67)%
2017	1	$14.19	to	$25.29	$35	0.00%	0.65%	to	0.85%	28.04%	to	28.30%
2016	1	$19.37	to	$19.71	$26	0.00%	0.65%	to	0.85%	6.74%	to	6.95%
2015	2	$18.15	to	$18.43	$37	0.00%	0.65%	to	0.85%	(2.30)%	to	(2.10)%
2014	3	$18.58	to	$18.83	$48	0.00%	0.65%	to	0.85%	(0.48)%	to	(0.26)%
WELLS FARGO VT OMEGA GROWTH FUND
(Effective date 05/01/2014)
2018	6	$14.38	to	$14.02	$87	0.00%	0.65%	to	0.85%	(0.59)%	to	(0.38)%
2017	6	$14.47	to	$14.08	$93	0.01%	0.65%	to	0.85%	33.46%	to	33.73%
2016	3	$10.84	to	$10.84	$29	0.00%	0.85%	to	0.85%	(0.33)%	to	(0.33)%
2015	3	$10.88	to	$10.88	$28	0.00%	0.85%	to	0.85%	0.49%	to	0.49%
2014	1	$10.82	to	$10.84	$16	0.00%	0.65%	to	0.85%	8.20%	to	8.40%

(Continued	)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
WELLS FARGO VT OPPORTUNITY FUND
2018	6	$21.03	to	$19.57	$130	0.19%	0.65%	to	0.85%	(7.94)%	to	(7.75)%
2017	7	$22.85	to	$21.22	$180	0.78%	0.65%	to	0.85%	19.42%	to	19.66%
2016	4	$19.13	to	$17.73	$98	2.11%	0.65%	to	0.85%	11.28%	to	11.51%
2015	5	$17.19	to	$15.90	$101	0.12%	0.65%	to	0.85%	(3.91)%	to	(3.71)%
2014	5	$17.89	to	$16.52	$109	0.06%	0.65%	to	0.85%	9.49%	to	9.77%

* The Investment Division has units that round to less than 1,000 units.

(Concluded	)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-1 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as of December 31, 2018, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2018, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 8, 2019

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
AB VPS GROWTH AND INCOME PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS INTERNATIONAL GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS INTERNATIONAL VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS REAL ESTATE INVESTMENT PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AB VPS SMALL/MID CAP VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period August 7, 2017 to December 31, 2017
AMERICAN CENTURY INVESTMENTS VP BALANCED FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN FUNDS IS GLOBAL GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period April 20, 2017 to December 31, 2017

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

AMERICAN FUNDS IS INTERNATIONAL FUND	N/A	For the period March 19, 2018 to November 6, 2018	For the period March 19, 2018 to November 6, 2018
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period March 6, 2017 to December 31, 2017
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period February 14, 2017 to December 31, 2017
COLUMBIA VARIABLE PORTFOLIO - LARGE CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
COLUMBIA VARIABLE PORTFOLIO - SMALL CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP SMID CAP CORE SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP VALUE SERIES	N/A	For the period March 19, 2018 to November 6, 2018	For the period March 19, 2018 to November 6, 2018
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS IP MIDCAP STOCK PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS VIF APPRECIATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS VIF GROWTH AND INCOME PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

DWS CAPITAL GROWTH VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS CORE EQUITY VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS CROCI® U.S. VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS GLOBAL SMALL CAP VIP	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period October 19, 2017 to December 31, 2017
DWS SMALL CAP INDEX VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS SMALL MID CAP GROWTH VIP	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period August 8, 2017 to December 31, 2017
DWS SMALL MID CAP VALUE VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FEDERATED MANAGED TAIL RISK FUND II	N/A	For the period January 1, 2018 to August 20, 2018	For the period January 1, 2018 to August 20, 2018 and for the year ended December 31, 2017
FEDERATED MANAGED VOLATILITY FUND II	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FRANKLIN SMALL CAP VALUE VIP FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST ARIEL MID CAP VALUE FUND	N/A	N/A	For the period January 1, 2017 to August 10, 2017
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2018	For the period June 18, 2018 to December 31, 2018	For the period June 18, 2018 to December 31, 2018
GREAT-WEST BOND INDEX FUND	December 31, 2018	For the period August 14, 2018 to December 31, 2018	For the period August 14, 2018 to December 31, 2018
GREAT-WEST CONSERVATIVE PROFILE FUND	December 31, 2018	For the period June 6, 2018 to December 31, 2018	For the period June 6, 2018 to December 31, 2018
GREAT-WEST MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period April 20, 2017 to December 31, 2017

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST MODERATE PROFILE FUND	December 31, 2018	For the period July 16, 2018 to December 31, 2018	For the period July 16, 2018 to December 31, 2018
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	December 31, 2018	For the period July 3, 2018 to December 31, 2018	For the period July 3, 2018 to December 31, 2018
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2018	For the period March 19, 2018 to December 31, 2018	For the period March 19, 2018 to December 31, 2018
INVESCO V.I. COMSTOCK FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. CORE EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. HIGH YIELD FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. MID CAP CORE EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. TECHNOLOGY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
IVY VIP INTERNATIONAL CORE EQUITY	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT BALANCED PORTFOLIO INSTITUTIONAL SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT BALANCED PORTFOLIO SERVICE SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO INSTITUTIONAL SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO SERVICE SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO INSTITUTIONAL SHARES	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period October 19, 2017 to December 31, 2017
JANUS HENDERSON VIT GLOBAL TECHNOLOGY PORTFOLIO SERVICE SHARES	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period August 7, 2017 to December 31, 2017
JANUS HENDERSON VIT OVERSEAS PORTFOLIO INSTITUTIONAL SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT OVERSEAS PORTFOLIO SERVICE SHARES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT RESEARCH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMORGAN INSURANCE TRUST INTREPID MID CAP PORTFOLIO	N/A	N/A	For the period January 1, 2017 to May 22, 2017
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
LVIP BARON GROWTH OPPORTUNITIES FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS VIT II INTERNATIONAL VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS VIT III MID CAP VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 25, 2017 to December 31, 2017
MFS VIT UTILITIES SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

MORGAN STANLEY VIF U.S. REAL ESTATE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
NEUBERGER BERMAN AMT MID CAP INTRINSIC VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
NVIT MID CAP INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
OPPENHEIMER GLOBAL FUND/VA	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT EMERGING MARKETS BOND PORTFOLIO	December 31, 2018	For the period March 13, 2018 to December 31, 2018	For the period March 13, 2018 to December 31, 2018
PIMCO VIT HIGH YIELD PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIONEER EMERGING MARKETS VCT PORTFOLIO	N/A	N/A	For the period January 1, 2017 to November 2, 2017
PIONEER FUND VCT PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIONEER MID CAP VALUE VCT PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PRUDENTIAL SERIES FUND EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PRUDENTIAL SERIES FUND NATURAL RESOURCES PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

PUTNAM VT EQUITY INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period August 10, 2017 to December 31, 2017
PUTNAM VT GLOBAL HEALTH CARE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period April 20, 2017 to December 31, 2017
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT MORTGAGE SECURITIES FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT MULTI-CAP CORE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SCHWAB GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SCHWAB MARKETTRACK GROWTH PORTFOLIO II	N/A	For the period January 1, 2018 to November 27, 2018	For the period January 1, 2018 to November 27, 2018 and for the year ended December 31, 2017
SCHWAB S&P 500 INDEX PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
SCHWAB VIT BALANCED PORTFOLIO	December 31, 2018	For the period June 7, 2018 to December 31, 2018	For the period June 7, 2018 to December 31, 2018
SCHWAB VIT BALANCED WITH GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period February 14, 2017 to December 31, 2017
SCHWAB VIT GROWTH PORTFOLIO	December 31, 2018	For the period April 10, 2018 to December 31, 2018	For the period April 10, 2018 to December 31, 2018
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO CLASS II	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
TEMPLETON FOREIGN VIP FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-1 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

TEMPLETON GLOBAL BOND VIP FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
THIRD AVENUE VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
TVST TOUCHSTONE BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
TVST TOUCHSTONE COMMON STOCK FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
TVST TOUCHSTONE FOCUSED FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
TVST TOUCHSTONE SMALL COMPANY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VAN ECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VANGUARD VIF CAPITAL GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VANGUARD VIF DIVERSIFIED VALUE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 24, 2017 to December 31, 2017
VANGUARD VIF MID-CAP INDEX PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VANGUARD VIF REAL ESTATE INDEX PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
WELLS FARGO VT DISCOVERY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
WELLS FARGO VT OMEGA GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
WELLS FARGO VT OPPORTUNITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The balance sheets of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”) and subsidiaries as of December 31, 2018 and 2017, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, and the statements of assets and liabilities of each of the investment divisions which comprise Variable Annuity-1 Series Account of GWL&A NY (the “Series Account”) as of December 31, 2018, and the related statements of operations, and changes in net assets and the financial highlights for each of the periods presented, are filed herewith.
(b)	Exhibits
	(1)	Certified copy of resolution of Board of Directors of GWL&A NY establishing Registrant is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333- 25289).
	(2)	Not applicable.
	(3)	Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289).
	(4)	(a)	Form of variable annuity contract is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
		(b)	Form of Contract is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-4 filed on May 20, 2009 (File No. 333-147743).
		(c)	Form of Company Name Change Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 filed on April 26, 2013 (File No. 333-147743).
		(d)	Form of variable annuity contract amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-4 filed on August 18, 2014 (File No. 333-147743).
	(5)	(a)	Form of application is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
		(b)	Form of Revised Variable Annuity Application is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).
	(6)	(a)	The Charter of Depositor is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-4 filed on April 28, 2015 (File No. 333-147743).
		(b)	The By-Laws of Depositor is incorporated by reference to Registrant’s Post-Effective Amendment No. 11 on Form N-4 filed on April 28, 2015 (File No. 333-147743).
	(7)	Not applicable.
	(8)	(a)	Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).

(b)	Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Alger American Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(c)	Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(d)	Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Registrant’s Post- Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).
(e)	Participation Agreement with Blackrock Variable Series Funds, Inc. is incorporated by reference to Post- Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 13, 2015 (File No. 333-194044).
(f)	Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(g)	Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

(h)	Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); form of amendment to Participation Agreement is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(i)	Participation Agreement with Federated Insurance Series is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289).
(j)	Participation Agreement with Franklin Templeton Variable Insurance Products Trust is incorporated by reference to Registrant’s amended Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333- 147743); amendments to Participation Agreement with Franklin Templeton Variable Insurance Products Trust are incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(k)	Participation Agreement with Janus Aspen Series (Institutional Class Shares) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre- Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(l)	Participation Agreement with Baron Capital Fund Trust (now known as Lincoln Variable Insurance Products Trust) (with respect to Capital Asset Fund) is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289). Participation Agreement with Lincoln Variable Insurance Products Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743).
(m)	Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); amendment to Participation Agreement with Nationwide Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(n)	Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333- 130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(o)	Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Oppenheimer Variable Account Funds is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289).

(p)	Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to the Registrant’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(q)	Participation Agreement with Pioneer Variable Contracts Trust (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289) amendment to Participation Agreement with Pioneer Variable Contracts Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(r)	Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(s)	Participation Agreement with Seligman Portfolios, Inc. is incorporated by reference to Registrant’s Pre- Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(t)	Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); form of amendment to Participation Agreement with Third Avenue Value Portfolio is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(u)	Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(v)	Participation Agreement with Wells Fargo Variable Trust is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
(w)	Participation Agreement with MFS Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on May 27, 2008 (File No. 811-03972). Amended and Restated Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
(x)	Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Prudential Series Fund is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).

	(y)	Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743).
	(z)	Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post- Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
	(aa)	Participation Agreement with JPMorgan Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
	(bb)	Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549). Amendment to Participation Agreement with PIMCO is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 19, 2011 (File No. 333-176926).
	(cc)	Participation Agreement with Sentinel Variable Products Trust is incorporated by reference to Post- Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549).
	(dd)	Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post- Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549). Amendment to Participation Agreement with Touchstone Variable Series Trust is incorporated by reference to Post-Effective Amendment No. 53 to the Registration Statement on Form N-4, filed October 26, 2017 (File No. 333-147743).
	(ee)	Form of SEC Rule 22c-2 Shareholder Information Amendment is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
	(ff)	Form of Participation Agreement with Putnam Variable Trust and amendment thereto is incorporated by reference to Variable Annuity-2 Series Account’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 30, 2011 (File No. 333-176926).
(9)	Opinion of counsel and consent of Beverly A. Byrne, Esq. is incorporated by reference to Registrant’s initial Registration Statement on Form N-4 filed on November 30, 2007 (File No. 333-147743).
(10)	(a)	Written Consent of Carlton Fields, P.A. is filed herewith.
	(b)	Written Consents of Deloitte & Touche LLP are filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Directors Alazraki, Bernbach, A. Desmarais, P. Desmarais, Jr., Katz, Orr, Ryan, Jr., Selitto, and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(3)	Chairman of the Board

Name	Principal Business Address	Positions and Offices with Depositor
M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director
A.R. Desmarais	(3)	Director
P.G. Desmarais, Jr.	(3)	Director
S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(1)	President and Chief Executive Officer
R.K. Shaw	(1)	President, Individual Markets
Scott C. Sipple	(1)	President, Great-West Investments
J.F. Bevacqua	(1)	Chief Risk Officer
E.P. Friesen	(1)	Chief Investment Officer, General Account
J.W. Knight	(1)	Senior Vice President and Chief Technology Officer
D.G. Peterson	(1)	Chief Information Security Officer
K.I. Schindler	(2)	Chief Compliance Officer
R.G. Schultz	(2)	General Counsel, Chief Legal Officer, and Secretary
W.J. McDermott	(1)	Senior Vice President, Empower Large/Mega/Not-for-Profit
D.G. McLeod	(1)	Senior Vice President, Products
D.A. Morrison	(1)	Senior Vice President, Government Markets
J.M. Smolen	(1)	Senior Vice President, Empower Core Market
C.E. Waddell	(1)	Senior Vice President, Retirement Solutions
M.B. Harger	(1)	Vice President, Empower Client Services
T.E. Homenuik	(1)	Vice President and Corporate Actuary
S.M. Gile	(1)	Vice President, Individual Markets
J. Nyhouse	(1)	Vice President, Internal Audit
K.S. Roe	(1)	Vice President, Treasurer and Principal Accounting Officer
F. Peurye	(1)	Vice President, Taxation
R.L. Logsdon	(2)	Associate General Counsel & Associate Secretary
B.R. Hudson	(2)	Senior Counsel and Assistant Secretary
D.C. Larsen	(2)	Senior Counsel and Assistant Secretary
K.S. Noble	(2)	Secretary, Audit Committee
(1)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(2)    8525 East Orchard Road, Greenwood Village, Colorado 80111.

(3)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2018
The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2018
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.11% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2018 417,101,146 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 905,648,866.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,697,962 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,343,012 or 59.11% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited

100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - Great-West Lifeco Finance 2017 I, LLC
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% EverWest Real Estate Investors, LLC
100.0% EverWest Advisors, LLC
100.0% EverWest Advisors AZ, LLC
100.0% EW Manager LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.

0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership ((99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership ((99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
73.57% - London Reinsurance Group, Inc. (26.43% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.

100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life Dublin dac
100.0% -CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited

100.0% - CLFIS (U.K.) Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Stephen Court Limited
100.0% - Tredwell Associates Limited
100.0% - (2,3&4) Basement Company Limited

66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - Canada Life France (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - The Canada Life Insurance Company of Canada
24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests

100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
61.412% - IGM Financial Inc. (direct and indirect 65.246%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - 10206903 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.

100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
100.0% - MGELS Fund Management (Canada) Ltd.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.5% - Portag3 Ventures LP
26.79% - Springboard LP
53.0% - Springboard LP
83.2% - WealthSimple Financial Corp.
29.3% - Springboard II LP
19.8% - Personal Capital Corporation
33.3% - Portag3 Ventures II Affiliates LP
46.96% - Portag3 ventures II LP
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG
50.83% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
11.8% - Pernod Ricard (7.5% in capital)
17.6% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lamber

0.1% - GEA
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.5% - Imerys (53.8% in capital)
100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
1.0% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - GBL Verwaltung SA.
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.24% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.6% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
9.4% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital
10.8% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS

22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
78.4% - PrimeStone Capital Fund ICAV
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Sienna Capital International Ltd.
34.9% - KKR Sigma Co-Invest II L.P.
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
21.2% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital
7.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
F.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - GP interest in Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
G.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.

100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
14.88% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
64.0% - Potentia MN Solar Fund I, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% - Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
54.8% - Eagle Creek Renewable Energy, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.0% - Sternberg Lanterns, Inc.
100.0% - Fluxwerx Illumination Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
43.8% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation

100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings ULC
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Portag3 ventures II GP Inc.
100.0% - Portage3 Ventures II LP
75.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
17.96% - Sagard Credit Partners, LP
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
22.0% - GP Strategies Corp.
11.9% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC.
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC

100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Squart Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerigue Inc.
100.0% - 10206938 Canada Inc.
100.0% - 9214470 Canada Inc.
100.0% - 10322105 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
100.0% - 10206920 Canada Inc.
50.0% - 1004096 Canada Inc. (“workopolis”)
100.0% - 10322091 Canada Inc.
H.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
19.65% - Springboard L.P.
83.2% - WealthSimple Financial Corp. (81.7% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Inc.
100.0% - Wealthsimple Technologies, Inc.
100.0% - ShareOwner Mutual Fund Dealer Inc.
99.96% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd.
29.3% - Springboard II LP
63.4% - Koho Financial Inc.

100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
100.0% - 9194649 Canada Inc.
100.0% - Portag3 Ventures Participation ULC
62.9% - Portag3 Ventures L.P.
100.0% - Portag3 International Investments Inc.
26.79% - Springboard L.P.
20.0% - 11066498 Canada Inc.
20.0% - 11066510 Canada Inc.
9.41% - Collage Inc.
4.44% - dfuse Platform Inc. (EOS Canada Inc.)
4.41% - Nesto Inc.
4.22% - Breathe Life Inc.
2.59% - Dialogue Technologies Inc.
12.02% - Springboard II LP
53.46% - Springboard III, LP
68.06% - Diagram Ventures, LP
80.0% - 11066498 Canada Inc.
80.0% - 11066510 Canada Inc.
40.78% - Collage Inc.
22.97% - Nesto Inc.
24.40% - Dialogue Technologies Inc.
26.66% - dfuse Platform Inc. (EOS Canada Inc.)
21.60% - Breathe Life Inc.
33.33% - Portag3 Ventures II Affiliates L.P.
46.96% - Portag3 ventures II L.P.
100.00% - Portag3 Ventures II International Investments Inc.
46.54% - Springboard III, LP.
6.57% - Dialogue Technologies Inc.
50.0% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contract Owners
As of March 29, 2019, there were 92 Contract Owners; 92 were Non-Qualified Contracts and 0 were Qualified Contracts.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the laws of the State of New York and the Bylaws of Great-West of New York whereby Great-West of New York may indemnify a director, officer or controlling person of Great-West of New York against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
New York Business Corporation Law
Section 719. Liability of directors in certain cases
(a)	Directors of a corporation who vote for or concur in any of the following corporate actions shall be jointly and severally liable to the corporation for the benefit of its creditors or shareholders, to the extent of any injury suffered by such persons, respectively, as a result of such action:
	(1)	The declaration of any dividend or other distribution to the extent that it is contrary to the provisions of paragraphs (a) and (b) of section 510 (Dividends or other distributions in cash or property).
	(2)	The purchase of the shares of the corporation to the extent that it is contrary to the provisions of section 513 (Purchase or redemption by a corporation of its own shares).
	(3)	The distribution of assets to shareholders after dissolution of the corporation without paying or adequately providing for all known liabilities of the corporation, excluding any claims not filed by creditors within the time limit set in a notice given to creditors under articles 10 (Non-judicial dissolution) or 11 (Judicial dissolution).
	(4)	The making of any loan contrary to section 714 (Loans to directors).
(b)	A director who is present at a meeting of the board, or any committee thereof, when action specified in paragraph (a) is taken shall be presumed to have concurred in the action unless his dissent thereto shall be entered in the minutes of the meeting, or unless he shall submit his written dissent to the person acting as the secretary of the meeting before the adjournment thereof, or shall deliver or send by registered mail such dissent to the secretary of the corporation promptly after the adjournment of the meeting. Such right to dissent shall not apply to a director who voted in favor of such action. A director who is absent from a meeting of the board, or any committee thereof, when such action is taken shall be presumed to have concurred in the action unless he shall deliver or send by registered mail his dissent thereto to the secretary of the corporation or shall cause such dissent to be filed with the minutes of the proceedings of the board or committee within a reasonable time after learning of such action.
(c)	Any director against whom a claim is successfully asserted under this section shall be entitled to contribution from the other directors who voted for or concurred in the action upon which the claim is asserted.

(d)	Directors against whom a claim is successfully asserted under this section shall be entitled, to the extent of the amounts paid by them to the corporation as a result of such claims:
	(1)	Upon payment to the corporation of any amount of an improper dividend or distribution, to be subrogated to the rights of the corporation against shareholders who received such dividend or distribution with knowledge of facts indicating that it was not authorized by section 510, in proportion to the amounts received by them respectively.
	(2)	Upon payment to the corporation of any amount of the purchase price of an improper purchase of shares, to have the corporation rescind such purchase of shares and recover for their benefit, but at their expense, the amount of such purchase price from any seller who sold such shares with knowledge of facts indicating that such purchase of shares by the corporation was not authorized by section 513.
	(3)	Upon payment to the corporation of the claim of any creditor by reason of a violation of subparagraph (a)(3), to be subrogated to the rights of the corporation against shareholders who received an improper distribution of assets.
	(4)	Upon payment to the corporation of the amount of any loan made contrary to section 714, to be subrogated to the rights of the corporation against a director who received the improper loan.
(e)	A director shall not be liable under this section if, in the circumstances, he performed his duty to the corporation under paragraph (a) of section 717.
(f)	This section shall not affect any liability otherwise imposed by law upon any director.
Section 720. Action against directors and officers for misconduct.
(a)	An action may be brought against one or more directors or officers of a corporation to procure a judgment for the following relief:
	(1)	Subject to any provision of the certificate of incorporation authorized pursuant to paragraph (b) of section 402, to compel the defendant to account for his official conduct in the following cases:
		(A)	The neglect of, or failure to perform, or other violation of his duties in the management and disposition of corporate assets committed to his charge.
		(B)	The acquisition by himself, transfer to others, loss or waste of corporate assets due to any neglect of, or failure to perform, or other violation of his duties.
		(C)	In the case of directors or officers of a benefit corporation organized under article seventeen of this chapter: (i) the failure to pursue the general public benefit purpose of a benefit corporation or any specific public benefit set forth in its certificate of incorporation; (ii) the failure by a benefit corporation to deliver or post an annual report as required by section seventeen hundred eight of article seventeen of this chapter; or (iii) the neglect of, or failure to perform, or other violation of his or her duties or standard of conduct under article seventeen of this chapter.
	(2)	To set aside an unlawful conveyance, assignment or transfer of corporate assets, where the transferee knew of its unlawfulness.
	(3)	To enjoin a proposed unlawful conveyance, assignment or transfer of corporate assets, where there is sufficient evidence that it will be made.
(b)	An action may be brought for the relief provided in this section, and in paragraph (a) of section 719 (Liability of directors in certain cases) by a corporation, or a receiver, trustee in bankruptcy, officer, director or judgment creditor thereof, or, under section 626 (Shareholders' derivative action brought in the right of the corporation to procure a judgment in its favor), by a shareholder, voting trust certificate holder, or the owner of a beneficial interest in shares thereof.
(c)	This section shall not affect any liability otherwise imposed by law upon any director or officer.

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.
The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Section 722. Authorization for indemnification of directors and officers.
(a)	A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.
(b)	The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.
(c)	A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d)	For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.
Section 723. Payment of indemnification other than by court award.
(a)	A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.
(b)	Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:
	(1)	By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,
	(2)	If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs;
		(A)	By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or
		(B)	By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.
(c)	Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.
Section 724. Indemnification of directors and officers by a court.
(a)	Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:
	(1)	In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or
	(2)	To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.
(b)	The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c)	Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.
Section 725. Other provisions affecting indemnification of directors and officers.
(a)	All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.
(b)	No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:
(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;
(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or
(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.
(c)	If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.
(d)	If any action with respect to indemnification of directors and officers is taken by way of amendment of the bylaws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.
(e)	Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.
(f)	The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).
Section 726. Insurance for indemnification of directors and officers.
(a)    Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:
(1)	To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

	(2)	To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and
	(3)	To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of financial services, for a retention amount and for co-insurance.
(b)	No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:
	(1)	if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or
	(2)	in relation to any risk the insurance of which is prohibited under the insurance law of this state.
(c)	Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.
(d)	The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.
(e)	This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.
Bylaws of Great-West of New York
ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Financial Services pursuant to Section 1216 of the New York Insurance Law.
Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Chair, President, and Chief Executive Officer
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Principal Financial Officer, Principal Operations Officer, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-
Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	Great-West Life & Annuity Insurance Company of New York represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 25th day of April, 2019.
VARIABLE ANNUITY-1 SERIES ACCOUNT (Registrant)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK (Depositor)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 25, 2019
R. Jeffrey Orr*
/s/ Andra S. Bolotin	President and Chief Executive Officer	April 25, 2019
Andra S. Bolotin
/s/ Kara S. Roe	Principal Accounting Officer and Treasurer	April 25, 2019
Kara S. Roe
/s/ Marcia D. Alazraki	Director	April 25, 2019
Marcia D. Alazraki*
/s/ John L. Bernbach	Director	April 25, 2019
John L. Bernbach*
/s/ André R. Desmarais	Director	April 25, 2019
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	April 25, 2019
Paul G. Desmarais, Jr.*
/s/ Stuart Z. Katz	Director	April 25, 2019
Stuart Z. Katz*
/s/ T. Timothy Ryan, Jr.	Director	April 25, 2019
T. Timothy Ryan, Jr.*
/s/ Jerome J. Selitto	Director	April 25, 2019
Jerome J. Selitto*

Signature		Title	Date
/s/ Brian E. Walsh		Director	April 25, 2019
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 25, 2019
Ryan L. Logsdon